UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08532

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	01-31-2024

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) Provided under separate cover.

Semiannual Report

January 31, 2024

Strategic Allocation: Aggressive Fund
Investor Class (TWSAX)
I Class (AAAIX)
A Class (ACVAX)
C Class (ASTAX)
R Class (AAARX)
R5 Class (ASAUX)
R6 Class (AAAUX)

The Securities and Exchange Commission (SEC) adopted new rules that will require annual and semiannual reports to transition to a new format known as a Tailored Shareholder Report beginning in July 2024. The amendments will require the transmission of a concise report highlighting key fund information to investors. The detailed financial statements will remain available on our website, will be delivered to investors free of charge upon request, and will continue to be filed with the SEC.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending January 31, 2024. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Second-Half Rally Lifted Six-Month Returns

Elevated inflation, restrictive central bank policy, rising interest rates and economic uncertainty pummeled stocks in the first half of the six-month period. But a second-half rally left U.S. and global stocks with six-month gains.
Markets were generally cautious early in the reporting period. After lifting rates to a 22-year high range of 5.25% to 5.5% in July, the Federal Reserve (Fed) warned that persistent above-target inflation may require more tightening. Investors resumed a higher-for-longer interest rate outlook. Treasury yields rose sharply through October when the 10-year Treasury note topped 5% for the first time since 2007.

Nevertheless, the July rate hike proved to be the Fed’s last. Policymakers held rates steady through December when they penciled in three rate cuts for 2024. Against this backdrop, recession fears eased, yields declined and markets rallied. The Fed remained on pause following its January meeting. But Fed Board Chair Jerome Powell cautioned that although rate cuts were likely in 2024, they weren’t imminent, with inflation still above target. Elsewhere, central banks in Europe and the U.K. hiked rates early in the six-month period before pausing through January.

The late-period rally more than offset the earlier sell-off, and global stocks posted gains for the six months. U.S. stocks outperformed global and emerging markets indices. With central banks concluding their tightening campaigns, government bond yields declined overall, and U.S. and global bonds advanced.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, still-tight financial conditions, political uncertainty and slowing growth. In addition, the Israel-Hamas war and other tensions in the Middle East complicate the global backdrop and represent additional considerations for our investment teams.

Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re determined to meet today’s challenges. Thank you for your trust and confidence in American Century Investments.

With appreciation and respect,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

JANUARY 31, 2024
Types of Investments in Portfolio	% of net assets
Affiliated Funds	53.8%
Common Stocks	29.5%
U.S. Treasury Securities	6.5%
Corporate Bonds	1.4%
Sovereign Governments and Agencies	1.1%
Collateralized Loan Obligations	0.4%
Preferred Stocks	0.2%
Asset-Backed Securities	0.1%
Municipal Securities	0.1%
Collateralized Mortgage Obligations	0.1%
U.S. Government Agency Mortgage-Backed Securities	—*
Exchange-Traded Funds	—*
Rights	—*
Short-Term Investments	7.4%
Other Assets and Liabilities	(0.6)%
*Category is less than 0.05% of total net assets.
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2023 to January 31, 2024.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 8/1/23	Ending Account Value 1/31/24	Expenses Paid During Period(1) 8/1/23 - 1/31/24	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,032.30	$3.17	0.62%
I Class	$1,000	$1,033.30	$2.15	0.42%
A Class	$1,000	$1,030.70	$4.44	0.87%
C Class	$1,000	$1,026.90	$8.25	1.62%
R Class	$1,000	$1,030.90	$5.72	1.12%
R5 Class	$1,000	$1,033.30	$2.15	0.42%
R6 Class	$1,000	$1,033.60	$1.38	0.27%
Hypothetical
Investor Class	$1,000	$1,022.02	$3.15	0.62%
I Class	$1,000	$1,023.03	$2.14	0.42%
A Class	$1,000	$1,020.76	$4.42	0.87%
C Class	$1,000	$1,016.99	$8.21	1.62%
R Class	$1,000	$1,019.51	$5.69	1.12%
R5 Class	$1,000	$1,023.03	$2.14	0.42%
R6 Class	$1,000	$1,023.78	$1.37	0.27%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

JANUARY 31, 2024 (UNAUDITED)

	Shares/Principal Amount	Value
AFFILIATED FUNDS(1) — 53.8%
American Century Diversified Corporate Bond ETF	288,278	$13,442,403
American Century Emerging Markets Bond ETF	133,102	5,032,121
American Century Focused Dynamic Growth ETF(2)	523,202	38,172,818
American Century Focused Large Cap Value ETF	603,782	37,464,432
American Century Multisector Income ETF	526,514	23,113,965
American Century Quality Diversified International ETF	631,580	29,244,238
American Century Short Duration Strategic Income ETF	70,956	3,627,327
American Century U.S. Quality Growth ETF	475,122	37,306,579
American Century U.S. Quality Value ETF	691,523	37,570,306
Avantis Emerging Markets Equity ETF(3)	646,201	35,243,803
Avantis International Equity ETF(3)	461,209	27,571,074
Avantis International Small Cap Value ETF(3)	132,136	8,103,901
Avantis U.S. Equity ETF(3)	513,928	42,090,703
Avantis U.S. Small Cap Value ETF	147,834	12,891,125
TOTAL AFFILIATED FUNDS (Cost $274,973,431)		350,874,795
COMMON STOCKS — 29.5%
Aerospace and Defense — 0.4%
Curtiss-Wright Corp.	3,134	697,534
General Dynamics Corp.	756	200,332
HEICO Corp.	1,903	341,760
Huntington Ingalls Industries, Inc.	1,791	463,726
Lockheed Martin Corp.	461	197,958
Melrose Industries PLC	73,135	545,111
Mercury Systems, Inc.(2)	2,178	64,599
Saab AB, B Shares	946	60,914
		2,571,934
Air Freight and Logistics — 0.1%
Cargojet, Inc.(3)	1,927	172,326
FedEx Corp.	487	117,508
GXO Logistics, Inc.(2)	2,091	113,709
InPost SA(2)	2,821	42,371
United Parcel Service, Inc., Class B	1,945	275,995
		721,909
Automobile Components — 0.4%
Aptiv PLC(2)	12,147	987,915
BorgWarner, Inc.	14,592	494,669
Cie Generale des Etablissements Michelin SCA	6,980	231,755
Continental AG	3,149	257,244
Hyundai Mobis Co. Ltd.	1,701	266,638
Linamar Corp.	4,843	229,713
Mobileye Global, Inc., Class A(2)	9,321	241,041
Nifco, Inc.	2,900	75,257
Toyo Tire Corp.	7,900	130,811
		2,915,043
Automobiles — 0.3%
Bayerische Motoren Werke AG	3,748	389,991
6

	Shares/Principal Amount	Value
Ferrari NV	1,095	$381,867
Mercedes-Benz Group AG	5,611	378,814
Tesla, Inc.(2)	2,066	386,941
Volvo Car AB, Class B(2)	57,900	150,946
		1,688,559
Banks — 0.9%
Banco Bradesco SA	113,689	314,834
Banco do Brasil SA	6,800	77,602
Bank Central Asia Tbk. PT	841,600	509,190
Bank of America Corp.	11,341	385,707
Bankinter SA(3)	8,743	53,980
Barclays PLC	167,149	310,618
BNP Paribas SA	2,935	197,186
BPER Banca	18,350	66,186
Commerce Bancshares, Inc.	7,131	371,668
First Hawaiian, Inc.	11,116	241,106
Fukuoka Financial Group, Inc.	2,900	71,274
Hana Financial Group, Inc.	10,865	388,505
HDFC Bank Ltd., ADR	5,970	331,275
ING Groep NV, Series N	20,611	292,851
JPMorgan Chase & Co.	3,832	668,147
Mebuki Financial Group, Inc.	24,100	72,136
PNC Financial Services Group, Inc.	1,621	245,111
Prosperity Bancshares, Inc.	238	15,211
Regions Financial Corp.	15,374	287,033
Triumph Financial, Inc.(2)	1,034	73,052
Truist Financial Corp.	17,121	634,504
U.S. Bancorp	4,585	190,461
Westamerica Bancorporation	4,452	212,449
		6,010,086
Beverages — 0.2%
Ambev SA	53,900	142,409
Celsius Holdings, Inc.(2)	8,866	442,413
Coca-Cola Bottlers Japan Holdings, Inc.	6,600	89,575
Heineken NV	2,930	294,745
MGP Ingredients, Inc.	989	84,016
PepsiCo, Inc.	3,143	529,690
		1,582,848
Biotechnology — 0.7%
AbbVie, Inc.	3,049	501,256
ADMA Biologics, Inc.(2)	13,624	70,708
Alkermes PLC(2)	2,897	78,364
Amgen, Inc.	1,098	345,057
Amicus Therapeutics, Inc.(2)	36,391	452,340
Arcutis Biotherapeutics, Inc.(2)(3)	2,972	17,446
Argenx SE, ADR(2)	746	283,860
Biohaven Ltd.(2)	1,318	58,625
BioMarin Pharmaceutical, Inc.(2)	5,015	441,721
Blueprint Medicines Corp.(2)	1,079	85,813
Bridgebio Pharma, Inc.(2)	1,826	62,613
Celldex Therapeutics, Inc.(2)	662	23,316
7

	Shares/Principal Amount	Value
Centessa Pharmaceuticals PLC, ADR(2)(3)	2,615	$21,417
Cerevel Therapeutics Holdings, Inc.(2)	821	34,400
CSL Ltd.	2,052	402,967
Cytokinetics, Inc.(2)	1,398	109,226
Halozyme Therapeutics, Inc.(2)	2,448	82,865
ImmunoGen, Inc.(2)	2,592	75,997
Insmed, Inc.(2)	2,511	69,806
Karuna Therapeutics, Inc.(2)	41	12,850
Keros Therapeutics, Inc.(2)	1,031	57,076
Madrigal Pharmaceuticals, Inc.(2)	297	64,363
Mineralys Therapeutics, Inc.(2)(3)	2,273	24,798
Natera, Inc.(2)	9,335	615,550
Twist Bioscience Corp.(2)	1,607	52,067
Vaxcyte, Inc.(2)	1,632	116,557
Vertex Pharmaceuticals, Inc.(2)	420	182,020
Viking Therapeutics, Inc.(2)	13,705	330,839
		4,673,917
Broadline Retail — 0.4%
Alibaba Group Holding Ltd.	28,500	255,616
Amazon.com, Inc.(2)	8,361	1,297,627
B&M European Value Retail SA	5,691	37,297
JD.com, Inc., Class A	6,566	74,039
Ollie's Bargain Outlet Holdings, Inc.(2)	1,629	117,174
Pan Pacific International Holdings Corp.	17,200	371,804
Ryohin Keikaku Co. Ltd.	6,600	102,624
Savers Value Village, Inc.(2)	6,379	119,224
		2,375,405
Building Products — 0.4%
AZEK Co., Inc.(2)	5,941	229,085
Cie de Saint-Gobain SA	6,282	444,179
Fortune Brands Innovations, Inc.	1,508	117,006
Hayward Holdings, Inc.(2)	11,641	145,745
JELD-WEN Holding, Inc.(2)	8,528	158,621
Johnson Controls International PLC	12,727	670,586
Masco Corp.	3,194	214,924
Munters Group AB	6,465	103,189
Reliance Worldwide Corp. Ltd.	14,103	38,559
Trane Technologies PLC	2,945	742,287
		2,864,181
Capital Markets — 1.4%
Allfunds Group PLC	10,407	74,610
Ameriprise Financial, Inc.	709	274,262
ARES Management Corp., Class A	8,236	1,000,509
Bank of New York Mellon Corp.	18,291	1,014,419
BlackRock, Inc.	440	340,696
Bolsa Mexicana de Valores SAB de CV	37,880	76,986
Donnelley Financial Solutions, Inc.(2)	1,863	115,730
Evercore, Inc., Class A	346	59,419
Hamilton Lane, Inc., Class A	1,187	137,621
Intercontinental Exchange, Inc.	1,605	204,365
Intermediate Capital Group PLC	5,922	133,512
8

	Shares/Principal Amount	Value
London Stock Exchange Group PLC	5,282	$597,468
LPL Financial Holdings, Inc.	2,177	520,717
Man Group PLC	14,496	43,340
Morgan Stanley	6,679	582,676
MSCI, Inc.	2,138	1,279,849
Northern Trust Corp.	11,005	876,438
S&P Global, Inc.	1,078	483,321
Swissquote Group Holding SA	251	62,994
T Rowe Price Group, Inc.	5,762	624,889
TPG, Inc.	4,709	196,036
UBS Group AG(2)	15,265	456,921
		9,156,778
Chemicals — 0.7%
Air Liquide SA	3,250	608,183
Air Products & Chemicals, Inc.	1,200	306,852
Akzo Nobel NV	7,018	539,070
Arkema SA	1,468	159,767
Avient Corp.	11,743	425,214
DSM-Firmenich AG	5,195	549,270
Ecolab, Inc.	910	180,380
Element Solutions, Inc.	33,951	754,731
Kansai Paint Co. Ltd.	6,000	100,319
Linde PLC	736	297,955
Nissan Chemical Corp.	1,800	71,789
Shin-Etsu Chemical Co. Ltd.	10,200	401,494
Sika AG	1,084	299,246
Tokyo Ohka Kogyo Co. Ltd.	3,500	79,942
		4,774,212
Commercial Services and Supplies — 0.3%
Clean Harbors, Inc.(2)	728	122,275
Elis SA	7,307	160,658
GFL Environmental, Inc.	1,266	43,006
Park24 Co. Ltd.(2)	5,100	66,640
Republic Services, Inc.	6,890	1,179,017
SPIE SA	3,374	111,604
UniFirst Corp.	482	81,660
		1,764,860
Communications Equipment — 0.3%
Arista Networks, Inc.(2)	2,342	605,829
Ciena Corp.(2)	1,028	54,484
Cisco Systems, Inc.	8,985	450,867
F5, Inc.(2)	3,048	559,918
Juniper Networks, Inc.	9,640	356,294
Nokia OYJ	20,987	75,873
Telefonaktiebolaget LM Ericsson, B Shares	11,536	63,949
		2,167,214
Construction and Engineering — 0.2%
Construction Partners, Inc., Class A(2)	1,674	76,167
Eiffage SA	4,263	446,038
Kinden Corp.	2,400	39,995
Penta-Ocean Construction Co. Ltd.	3,900	20,896
9

	Shares/Principal Amount	Value
Sacyr SA(3)	29,618	$97,643
SNC-Lavalin Group, Inc.	2,575	85,403
Vinci SA	4,081	515,521
		1,281,663
Construction Materials — 0.1%
Eagle Materials, Inc.	419	94,812
James Hardie Industries PLC(2)	9,039	339,599
Summit Materials, Inc., Class A(2)	3,201	115,812
Taiheiyo Cement Corp.	4,300	88,504
		638,727
Consumer Finance†
American Express Co.	1,246	250,122
Consumer Staples Distribution & Retail — 0.5%
Costco Wholesale Corp.	450	312,696
Dollar Tree, Inc.(2)	5,546	724,418
Kobe Bussan Co. Ltd.	4,500	114,987
Koninklijke Ahold Delhaize NV	29,461	828,536
Kroger Co.	5,016	231,438
MatsukiyoCocokara & Co.	2,300	41,807
PriceSmart, Inc.	1,112	84,534
Redcare Pharmacy NV(2)	547	76,140
Sysco Corp.	5,111	413,633
Target Corp.	1,982	275,657
		3,103,846
Containers and Packaging — 0.5%
Amcor PLC	65,834	620,815
AptarGroup, Inc.	519	67,408
Avery Dennison Corp.	2,788	556,067
Ball Corp.	3,235	179,381
DS Smith PLC	66,959	238,748
Huhtamaki OYJ	1,925	75,552
Packaging Corp. of America	2,857	473,919
Smurfit Kappa Group PLC	12,793	476,728
Sonoco Products Co.	6,447	366,834
Verallia SA	6,589	232,357
		3,287,809
Distributors — 0.1%
D'ieteren Group	677	136,762
LKQ Corp.	5,204	242,871
		379,633
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.(2)	2,810	276,082
Duolingo, Inc.(2)	1,653	295,705
European Wax Center, Inc., Class A(2)	7,988	118,542
Mister Car Wash, Inc.(2)(3)	7,929	65,811
Stride, Inc.(2)	1,649	98,858
		854,998
Diversified REITs — 0.1%
British Land Co. PLC	14,342	68,938
Charter Hall Group	3,796	29,608
Essential Properties Realty Trust, Inc.	5,854	145,823
10

	Shares/Principal Amount	Value
Fibra Uno Administracion SA de CV	21,456	$36,438
Land Securities Group PLC	23,957	201,974
WP Carey, Inc.	2,281	141,331
		624,112
Diversified Telecommunication Services — 0.2%
BCE, Inc.(3)	9,710	391,809
Cellnex Telecom SA	8,738	336,215
Internet Initiative Japan, Inc.	4,400	85,322
LG Uplus Corp.	16,278	124,629
Usen-Next Holdings Co. Ltd.	3,800	110,295
Verizon Communications, Inc.	11,935	505,447
		1,553,717
Electric Utilities — 0.5%
Duke Energy Corp.	6,649	637,174
Edison International	10,129	683,505
Evergy, Inc.	9,412	477,847
Eversource Energy	8,501	460,924
IDACORP, Inc.	546	50,549
NextEra Energy, Inc.	9,227	540,979
Pinnacle West Capital Corp.	5,150	354,835
		3,205,813
Electrical Equipment — 0.7%
AMETEK, Inc.	5,434	880,580
Eaton Corp. PLC	1,789	440,237
Emerson Electric Co.	7,810	716,411
Generac Holdings, Inc.(2)	419	47,628
NEXTracker, Inc., Class A(2)	3,364	152,288
Regal Rexnord Corp.	4,580	611,247
Schneider Electric SE	3,052	599,565
Signify NV	9,595	287,703
Vertiv Holdings Co., Class A	10,973	618,109
		4,353,768
Electronic Equipment, Instruments and Components — 0.4%
CDW Corp.	1,785	404,695
Celestica, Inc.(2)	2,157	74,115
Celestica, Inc. (Toronto)(2)(3)	2,108	72,454
Corning, Inc.	2,432	79,016
Fabrinet(2)	580	123,836
Keyence Corp.	1,300	581,617
Keysight Technologies, Inc.(2)	5,218	799,711
Littelfuse, Inc.	376	90,954
Mirion Technologies, Inc., Class A(2)	8,666	81,894
Spectris PLC	1,352	62,940
TE Connectivity Ltd.	3,065	435,812
		2,807,044
Energy Equipment and Services — 0.2%
Aker Solutions ASA	10,792	40,028
Baker Hughes Co.	12,283	350,066
Expro Group Holdings NV(2)	15,825	278,520
Schlumberger NV	9,196	447,845
Seadrill Ltd.(2)	7,733	334,220
11

	Shares/Principal Amount	Value
TechnipFMC PLC	3,892	$75,271
Transocean Ltd.(2)	13,143	71,761
		1,597,711
Entertainment — 0.4%
CTS Eventim AG & Co. KGaA	755	51,096
Electronic Arts, Inc.	2,426	333,769
Eventbrite, Inc., Class A(2)	11,539	96,581
Liberty Media Corp.-Liberty Formula One, Class C(2)	1,174	78,952
Spotify Technology SA(2)	5,379	1,158,368
Take-Two Interactive Software, Inc.(2)	3,540	583,852
Walt Disney Co.	1,853	177,981
		2,480,599
Financial Services — 0.3%
AvidXchange Holdings, Inc.(2)	7,446	81,608
Block, Inc.(2)	565	36,731
Edenred SE	6,685	399,285
Mastercard, Inc., Class A	997	447,882
Shift4 Payments, Inc., Class A(2)	1,303	93,568
Visa, Inc., Class A	2,833	774,146
		1,833,220
Food Products — 0.5%
Conagra Brands, Inc.	38,236	1,114,579
General Mills, Inc.	8,116	526,810
Glanbia PLC	3,857	69,075
J & J Snack Foods Corp.	622	99,041
Kerry Group PLC, A Shares	4,651	414,562
Kotobuki Spirits Co. Ltd.	3,000	40,364
Mondelez International, Inc., Class A	4,287	322,683
Morinaga & Co. Ltd.	3,000	57,258
Nomad Foods Ltd.(2)	8,853	159,265
Toyo Suisan Kaisha Ltd.	800	41,657
WK Kellogg Co.	5,379	69,873
Yamazaki Baking Co. Ltd.	3,000	71,137
		2,986,304
Gas Utilities — 0.2%
Atmos Energy Corp.	786	89,557
Brookfield Infrastructure Corp., Class A	2,237	78,317
Nippon Gas Co. Ltd.	4,900	75,904
ONE Gas, Inc.	4,112	252,354
Spire, Inc.	11,135	632,134
		1,128,266
Ground Transportation — 0.5%
Canadian Pacific Kansas City Ltd.	4,919	395,840
Heartland Express, Inc.	18,133	234,822
Knight-Swift Transportation Holdings, Inc.	2,615	150,049
Norfolk Southern Corp.	5,530	1,300,877
Schneider National, Inc., Class B	4,156	101,905
Uber Technologies, Inc.(2)	3,335	217,675
Union Pacific Corp.	1,608	392,239
XPO, Inc.(2)	5,424	463,427
		3,256,834
12

	Shares/Principal Amount	Value
Health Care Equipment and Supplies — 1.1%
Alphatec Holdings, Inc.(2)	9,302	$149,669
Becton Dickinson & Co.	1,359	324,543
ConvaTec Group PLC	22,977	69,928
DENTSPLY SIRONA, Inc.	8,356	290,371
Dexcom, Inc.(2)	10,549	1,280,121
Envista Holdings Corp.(2)	13,515	317,602
GE HealthCare Technologies, Inc.	7,356	539,636
Glaukos Corp.(2)	3,232	287,745
Hologic, Inc.(2)	5,302	394,681
Inari Medical, Inc.(2)	2,128	121,190
Inspire Medical Systems, Inc.(2)	1,661	350,255
Insulet Corp.(2)	1,446	275,998
Intuitive Surgical, Inc.(2)	675	255,299
Lantheus Holdings, Inc.(2)	1,535	79,713
SI-BONE, Inc.(2)	5,187	104,829
Terumo Corp.	14,800	501,009
TransMedics Group, Inc.(2)	1,156	99,150
Ypsomed Holding AG	227	80,128
Zimmer Biomet Holdings, Inc.	10,929	1,372,682
		6,894,549
Health Care Providers and Services — 0.9%
Acadia Healthcare Co., Inc.(2)	1,393	114,421
Amvis Holdings, Inc.	3,700	68,165
Cardinal Health, Inc.	4,323	472,028
Centene Corp.(2)	4,415	332,494
Chartwell Retirement Residences	15,202	135,574
Cigna Group	1,370	412,301
CVS Health Corp.	775	57,637
Encompass Health Corp.	1,415	100,522
HealthEquity, Inc.(2)	1,961	148,212
Henry Schein, Inc.(2)	13,206	988,337
Laboratory Corp. of America Holdings	2,365	525,739
NeoGenomics, Inc.(2)	7,419	110,172
Option Care Health, Inc.(2)	3,557	111,121
Quest Diagnostics, Inc.	6,694	859,710
R1 RCM, Inc.(2)	9,982	102,216
RadNet, Inc.(2)	2,282	84,366
UnitedHealth Group, Inc.	1,471	752,769
Universal Health Services, Inc., Class B	4,517	717,345
		6,093,129
Health Care REITs — 0.2%
Aedifica SA	918	59,821
CareTrust REIT, Inc.	2,622	54,852
Healthpeak Properties, Inc.	28,961	535,778
Ventas, Inc.	3,202	148,541
Welltower, Inc.	3,839	332,112
		1,131,104
Health Care Technology — 0.1%
Evolent Health, Inc., Class A(2)	3,518	103,464
Schrodinger, Inc.(2)	2,007	53,085
13

	Shares/Principal Amount	Value
Veeva Systems, Inc., Class A(2)	1,897	$393,457
		550,006
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	5,168	99,329
Invincible Investment Corp.	256	105,242
Japan Hotel REIT Investment Corp.	94	48,306
Ryman Hospitality Properties, Inc.	1,649	181,225
		434,102
Hotels, Restaurants and Leisure — 0.7%
Airbnb, Inc., Class A(2)	5,694	820,733
Chipotle Mexican Grill, Inc.(2)	276	664,821
DoorDash, Inc., Class A(2)	6,748	703,142
Greggs PLC	1,289	43,420
H World Group Ltd., ADR	8,546	271,506
Hilton Worldwide Holdings, Inc.	8,016	1,530,735
Planet Fitness, Inc., Class A(2)	1,941	131,522
Starbucks Corp.	2,557	237,878
Wingstop, Inc.	516	145,053
		4,548,810
Household Durables — 0.1%
Barratt Developments PLC	29,391	200,309
Bellway PLC	3,448	120,136
Sonos, Inc.(2)	5,973	93,059
Taylor Wimpey PLC	206,825	386,141
TopBuild Corp.(2)	333	122,920
		922,565
Household Products — 0.6%
Church & Dwight Co., Inc.	14,469	1,444,730
Colgate-Palmolive Co.	1,452	122,258
Henkel AG & Co. KGaA, Preference Shares	4,680	358,762
Kimberly-Clark Corp.	6,893	833,846
Procter & Gamble Co.	2,404	377,764
Reckitt Benckiser Group PLC	6,476	468,221
		3,605,581
Industrial Conglomerates — 0.1%
Honeywell International, Inc.	1,594	322,402
Industrial REITs — 0.3%
Americold Realty Trust, Inc.	1,258	34,595
CapitaLand Ascendas REIT	48,900	105,977
EastGroup Properties, Inc.	560	99,361
GLP J-Reit(2)	43	38,392
Goodman Group	13,671	226,927
Mapletree Logistics Trust	26,000	29,897
Prologis, Inc.	10,750	1,361,917
Segro PLC	9,080	100,843
Terreno Realty Corp.	1,155	68,988
Tritax Big Box REIT PLC	63,712	133,387
Warehouses De Pauw CVA	2,244	65,653
		2,265,937
Insurance — 0.8%
Aflac, Inc.	2,877	242,646
14

	Shares/Principal Amount	Value
AIA Group Ltd.	52,000	$407,806
Allstate Corp.	5,501	854,030
Hamilton Insurance Group Ltd., Class B(2)	3,375	50,929
Hanover Insurance Group, Inc.	2,301	303,755
Kinsale Capital Group, Inc.	330	131,198
Marsh & McLennan Cos., Inc.	1,588	307,818
MetLife, Inc.	2,386	165,398
NN Group NV	11,144	456,773
Palomar Holdings, Inc.(2)	1,179	70,587
Prudential Financial, Inc.	2,480	260,226
Reinsurance Group of America, Inc.	3,993	694,343
RLI Corp.	511	69,685
Ryan Specialty Holdings, Inc., Class A(2)	9,631	417,215
Skyward Specialty Insurance Group, Inc.(2)	2,901	90,221
Steadfast Group Ltd.	11,894	46,022
Travelers Cos., Inc.	938	198,256
Willis Towers Watson PLC	2,368	583,238
		5,350,146
Interactive Media and Services — 0.6%
Alphabet, Inc., Class A(2)	12,938	1,812,614
Autohome, Inc., ADR	6,960	175,392
Baidu, Inc., Class A(2)	12,400	160,545
CAR Group Ltd.	5,083	109,139
Match Group, Inc.(2)	7,000	268,660
Meta Platforms, Inc., Class A(2)	2,119	826,707
Scout24 SE	841	61,923
Tencent Holdings Ltd.	20,000	694,226
		4,109,206
IT Services — 0.5%
Accenture PLC, Class A	1,318	479,594
Alten SA	295	45,613
Amdocs Ltd.	6,506	596,470
Cloudflare, Inc., Class A(2)	9,116	720,620
Globant SA(2)	224	52,821
Indra Sistemas SA(3)	5,587	99,193
International Business Machines Corp.	2,513	461,537
NEXTDC Ltd.(2)	67,757	613,415
Perficient, Inc.(2)	700	47,691
Snowflake, Inc., Class A(2)	1,206	235,942
		3,352,896
Leisure Products†
Brunswick Corp.	888	71,644
Sankyo Co. Ltd.	1,200	73,400
YETI Holdings, Inc.(2)	835	36,715
		181,759
Life Sciences Tools and Services — 0.9%
Agilent Technologies, Inc.	9,688	1,260,409
Avantor, Inc.(2)	11,435	262,891
Bio-Techne Corp.	8,897	625,637
Danaher Corp.	1,790	429,439
Gerresheimer AG	791	80,642
15

	Shares/Principal Amount	Value
ICON PLC(2)	1,750	$456,522
IQVIA Holdings, Inc.(2)	5,031	1,047,605
Mettler-Toledo International, Inc.(2)	924	1,106,203
Tecan Group AG(2)	145	55,349
Thermo Fisher Scientific, Inc.	884	476,458
		5,801,155
Machinery — 0.6%
ATS Corp.(2)	982	42,006
Cummins, Inc.	2,428	581,020
Deere & Co.	491	193,248
Fluidra SA	981	21,238
Graco, Inc.	3,554	303,156
Hoshizaki Corp.	2,500	90,953
IMI PLC	13,722	291,038
Ingersoll Rand, Inc.	2,113	168,744
Interpump Group SpA	1,188	58,725
Interroll Holding AG	7	20,446
KION Group AG	1,083	49,412
Konecranes OYJ	1,959	84,132
Organo Corp.	2,000	82,606
Oshkosh Corp.	3,173	349,347
Parker-Hannifin Corp.	2,236	1,038,622
Trelleborg AB, B Shares	1,265	38,503
Weir Group PLC	3,768	86,611
Xylem, Inc.	1,943	218,471
		3,718,278
Media — 0.4%
CyberAgent, Inc.	8,200	52,921
Fox Corp., Class B	18,621	558,816
Interpublic Group of Cos., Inc.	16,624	548,426
Omnicom Group, Inc.	3,059	276,473
Stroeer SE & Co. KGaA	277	16,263
Trade Desk, Inc., Class A(2)	10,237	700,518
WPP PLC	41,429	400,639
		2,554,056
Metals and Mining — 0.1%
Alamos Gold, Inc., Class A	5,955	72,109
Capstone Copper Corp.(2)	43,934	216,329
ERO Copper Corp.(2)	8,566	134,118
MMC Norilsk Nickel PJSC(4)	2,446	—
		422,556
Multi-Utilities — 0.2%
CMS Energy Corp.	7,124	407,208
Northwestern Energy Group, Inc.	14,397	692,784
WEC Energy Group, Inc.	5,131	414,379
		1,514,371
Office REITs†
Alexandria Real Estate Equities, Inc.	1,001	121,021
Hudson Pacific Properties, Inc.(3)	6,369	52,162
		173,183
16

	Shares/Principal Amount	Value
Oil, Gas and Consumable Fuels — 0.6%
Cheniere Energy, Inc.	3,392	$556,254
ConocoPhillips	5,003	559,686
Diamondback Energy, Inc.	2,282	350,835
Enterprise Products Partners LP	33,616	899,564
EOG Resources, Inc.	4,046	460,394
EQT Corp.	9,586	339,344
Excelerate Energy, Inc., Class A	7,797	119,450
Gaztransport Et Technigaz SA	592	82,997
Kosmos Energy Ltd.(2)	30,094	182,370
Occidental Petroleum Corp.	8,772	505,004
		4,055,898
Paper and Forest Products — 0.1%
Louisiana-Pacific Corp.	1,154	76,799
Mondi PLC	6,055	108,511
Stella-Jones, Inc.	2,666	157,725
		343,035
Passenger Airlines — 0.1%
Southwest Airlines Co.	23,367	698,440
Personal Care Products — 0.1%
BellRing Brands, Inc.(2)	1,653	91,361
elf Beauty, Inc.(2)	893	142,460
Haleon PLC	94,846	385,242
Kenvue, Inc.	12,849	266,745
Rohto Pharmaceutical Co. Ltd.	2,800	57,293
		943,101
Pharmaceuticals — 1.0%
ALK-Abello AS(2)	5,194	83,815
Amylyx Pharmaceuticals, Inc.(2)	2,152	34,432
AstraZeneca PLC	5,171	685,555
AstraZeneca PLC, ADR	6,217	414,301
Bristol-Myers Squibb Co.	5,417	264,729
Catalent, Inc.(2)	2,104	108,650
Edgewise Therapeutics, Inc.(2)	2,883	51,404
Eli Lilly & Co.	389	251,142
GSK PLC	35,883	709,684
Intra-Cellular Therapies, Inc.(2)	1,859	125,185
Longboard Pharmaceuticals, Inc.(2)	957	20,327
Merck & Co., Inc.	3,583	432,755
Novo Nordisk AS, Class B	11,667	1,333,589
Roche Holding AG	2,299	654,563
Sanofi SA	824	82,520
Sanofi SA, ADR	11,433	570,507
Santen Pharmaceutical Co. Ltd.	8,300	83,849
UCB SA	3,554	334,309
Verona Pharma PLC, ADR(2)(3)	1,758	32,259
Zoetis, Inc.	1,723	323,597
		6,597,172
Professional Services — 0.4%
Adecco Group AG	7,995	345,728
BayCurrent Consulting, Inc.	12,000	278,988
CACI International, Inc., Class A(2)	239	82,152
17

	Shares/Principal Amount	Value
First Advantage Corp.	2,720	$44,526
FTI Consulting, Inc.(2)	311	59,591
Jacobs Solutions, Inc.	4,514	608,352
Korn Ferry	1,639	96,160
Paycor HCM, Inc.(2)	3,686	71,619
RELX PLC	14,725	607,761
TechnoPro Holdings, Inc.	3,400	78,386
Verisk Analytics, Inc.	2,295	554,311
		2,827,574
Real Estate Management and Development — 0.1%
Colliers International Group, Inc.(3)	663	77,827
Corp. Inmobiliaria Vesta SAB de CV(3)	9,853	37,439
CTP NV	3,971	67,762
DLF Ltd.	2,960	28,574
FirstService Corp.	478	80,127
FirstService Corp. (Toronto)	801	134,063
Mitsui Fudosan Co. Ltd.	6,300	158,154
PSP Swiss Property AG	842	112,068
Redfin Corp.(2)	8,080	65,933
Tokyu Fudosan Holdings Corp.	17,600	117,701
		879,648
Residential REITs — 0.2%
American Homes 4 Rent, Class A	3,811	133,576
Apartment Income REIT Corp.	2,479	81,038
AvalonBay Communities, Inc.	1,458	260,997
Boardwalk Real Estate Investment Trust	702	36,446
Canadian Apartment Properties REIT	1,290	44,780
Comforia Residential REIT, Inc.(3)	18	37,725
Essex Property Trust, Inc.	2,713	632,861
Invitation Homes, Inc.	3,825	125,957
UNITE Group PLC	5,484	70,063
		1,423,443
Retail REITs — 0.4%
Agree Realty Corp.	1,041	62,054
Brixmor Property Group, Inc.	3,970	89,087
Charter Hall Retail REIT	25,927	62,641
Kite Realty Group Trust	6,854	146,676
Link REIT	11,900	59,687
Realty Income Corp.	17,968	977,279
Regency Centers Corp.	8,680	543,976
Scentre Group	55,170	109,680
Simon Property Group, Inc.	1,611	223,301
Tanger, Inc.	2,646	71,177
Urban Edge Properties	4,314	74,503
		2,420,061
Semiconductors and Semiconductor Equipment — 1.4%
Advanced Micro Devices, Inc.(2)	3,871	649,128
AIXTRON SE	1,943	72,315
Analog Devices, Inc.	2,202	423,577
Applied Materials, Inc.	2,126	349,302
ARM Holdings PLC, ADR(2)	5,009	353,986
18

	Shares/Principal Amount	Value
ASML Holding NV	801	$694,938
Credo Technology Group Holding Ltd.(2)	5,352	109,770
Enphase Energy, Inc.(2)	1,930	200,971
FormFactor, Inc.(2)	1,158	44,896
GLOBALFOUNDRIES, Inc.(2)	1,453	79,886
Impinj, Inc.(2)	525	50,914
Infineon Technologies AG	9,079	330,992
Lattice Semiconductor Corp.(2)	718	43,697
MACOM Technology Solutions Holdings, Inc.(2)	1,691	145,815
Marvell Technology, Inc.	8,161	552,500
Monolithic Power Systems, Inc.	1,359	819,096
Nova Ltd.(2)	717	103,829
NVIDIA Corp.	2,583	1,589,242
Onto Innovation, Inc.(2)	934	150,841
Power Integrations, Inc.	1,846	138,376
Rambus, Inc.(2)	1,182	81,002
Silicon Laboratories, Inc.(2)	414	51,071
SUMCO Corp.	42,300	641,286
Taiwan Semiconductor Manufacturing Co. Ltd.	47,000	940,869
Teradyne, Inc.	5,600	540,904
Tokyo Seimitsu Co. Ltd.	1,000	64,774
		9,223,977
Software — 2.4%
Adobe, Inc.(2)	249	153,827
Altium Ltd.	1,973	63,384
Atlassian Corp., Class A(2)	1,672	417,615
Blackbaud, Inc.(2)	977	79,059
Bytes Technology Group PLC	11,452	95,070
Cadence Design Systems, Inc.(2)	4,923	1,420,089
Crowdstrike Holdings, Inc., Class A(2)	4,305	1,259,212
CyberArk Software Ltd.(2)	1,130	263,832
Dassault Systemes SE	8,522	441,766
Datadog, Inc., Class A(2)	8,693	1,081,757
Descartes Systems Group, Inc.(2)	501	43,868
DoubleVerify Holdings, Inc.(2)	3,150	126,031
Five9, Inc.(2)	2,213	167,878
Guidewire Software, Inc.(2)	1,408	157,245
HubSpot, Inc.(2)	1,907	1,165,177
JFrog Ltd.(2)	1,698	55,236
Klaviyo, Inc., Class A(2)	1,151	29,753
Manhattan Associates, Inc.(2)	5,384	1,305,943
Microsoft Corp.	9,537	3,791,720
Money Forward, Inc.(2)	2,500	97,580
nCino, Inc.(2)	2,625	82,635
Palantir Technologies, Inc., Class A(2)	36,862	593,110
Palo Alto Networks, Inc.(2)	2,184	739,306
Salesforce, Inc.(2)	1,853	520,860
SAP SE	4,005	693,853
ServiceNow, Inc.(2)	169	129,353
Sinch AB(2)(3)	19,600	60,192
SPS Commerce, Inc.(2)	993	182,513
19

	Shares/Principal Amount	Value
Tenable Holdings, Inc.(2)	2,808	$132,257
Workday, Inc., Class A(2)	568	165,328
		15,515,449
Specialized REITs — 0.4%
Big Yellow Group PLC	3,118	45,086
Digital Core REIT Management Pte. Ltd.	56,700	36,446
Digital Realty Trust, Inc.	2,358	331,205
Equinix, Inc.	824	683,731
Extra Space Storage, Inc.	1,648	238,037
Iron Mountain, Inc.	2,467	166,572
Public Storage	2,070	586,203
SBA Communications Corp.	1,524	341,163
VICI Properties, Inc.	14,924	449,511
		2,877,954
Specialty Retail — 0.5%
Boot Barn Holdings, Inc.(2)	1,367	98,069
Burlington Stores, Inc.(2)	2,903	554,908
CarMax, Inc.(2)	1,920	136,666
Fast Retailing Co. Ltd.	1,800	480,558
Home Depot, Inc.	2,022	713,685
Kingfisher PLC	122,790	341,396
Murphy USA, Inc.	259	91,303
Sanrio Co. Ltd.	2,000	83,514
TJX Cos., Inc.	4,545	431,366
Tractor Supply Co.	901	202,365
		3,133,830
Technology Hardware, Storage and Peripherals — 0.5%
Apple, Inc.	11,127	2,051,819
HP, Inc.	16,437	471,906
Samsung Electronics Co. Ltd.	7,381	401,060
		2,924,785
Textiles, Apparel and Luxury Goods — 0.5%
Asics Corp.	4,000	121,544
Crocs, Inc.(2)	587	59,569
Deckers Outdoor Corp.(2)	283	213,306
HUGO BOSS AG	6,622	413,574
Lululemon Athletica, Inc.(2)	1,623	736,550
LVMH Moet Hennessy Louis Vuitton SE	807	671,471
On Holding AG, Class A(2)	30,233	802,989
		3,019,003
Tobacco — 0.1%
British American Tobacco PLC	13,889	409,498
Trading Companies and Distributors — 0.4%
AddTech AB, B Shares	1,969	40,620
Beacon Roofing Supply, Inc.(2)	5,823	482,669
Bunzl PLC	11,948	485,564
Diploma PLC	2,282	94,068
DNOW, Inc.(2)	10,582	106,772
Finning International, Inc.	3,076	89,023
Howden Joinery Group PLC	8,365	84,711
MRC Global, Inc.(2)	8,479	90,386
20

	Shares/Principal Amount	Value
MSC Industrial Direct Co., Inc., Class A	3,718	$366,892
Rexel SA	13,341	355,315
Seven Group Holdings Ltd.	3,837	89,805
SiteOne Landscape Supply, Inc.(2)	823	127,195
		2,413,020
Transportation Infrastructure†
Flughafen Zurich AG	201	41,472
Japan Airport Terminal Co. Ltd.	500	19,856
		61,328
Water Utilities†
SJW Group	1,459	86,869
TOTAL COMMON STOCKS (Cost $147,026,112)		192,691,008
U.S. TREASURY SECURITIES — 6.5%
U.S. Treasury Bonds, 2.00%, 11/15/41	$3,150,000	2,250,896
U.S. Treasury Bonds, 2.375%, 2/15/42	5,000,000	3,785,156
U.S. Treasury Bonds, 3.00%, 5/15/42	250,000	208,897
U.S. Treasury Bonds, 3.75%, 11/15/43	40,000	36,891
U.S. Treasury Bonds, 4.75%, 11/15/43	40,000	42,356
U.S. Treasury Bonds, 3.125%, 8/15/44	350,000	292,236
U.S. Treasury Bonds, 3.00%, 5/15/45	100,000	81,262
U.S. Treasury Bonds, 3.00%, 11/15/45	50,000	40,459
U.S. Treasury Inflation-Indexed Bonds, 2.375%, 1/15/25	814,475	811,417
U.S. Treasury Inflation-Indexed Bonds, 2.375%, 1/15/27	304,516	308,727
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/40	511,420	526,329
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/42	896,854	731,238
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43	414,011	324,973
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44	1,515,102	1,359,682
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/45	3,090,314	2,424,641
U.S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47	508,800	401,205
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/51	648,654	398,597
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/52	1,103,010	670,157
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/25	2,199,151	2,132,999
U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/29	425,611	409,615
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/32	919,374	814,214
U.S. Treasury Notes, 2.00%, 5/31/24	4,000,000	3,957,877
U.S. Treasury Notes, 1.875%, 8/31/24	4,000,000	3,926,204
U.S. Treasury Notes, 2.75%, 7/31/27	311,000	298,888
U.S. Treasury Notes, 2.25%, 8/15/27	200,000	188,898
U.S. Treasury Notes, 3.875%, 11/30/27	3,895,000	3,886,480
U.S. Treasury Notes, 1.50%, 11/30/28(5)	6,900,000	6,181,160
U.S. Treasury Notes, 3.50%, 4/30/30	3,550,000	3,468,530
U.S. Treasury Notes, 4.375%, 11/30/30	1,870,000	1,919,964
U.S. Treasury Notes, 3.375%, 5/15/33	29,000	27,724
U.S. Treasury Notes, 4.50%, 11/15/33	125,000	130,547
U.S. Treasury Notes, VRN, 5.40%, (3-month USBMMY plus 0.13%), 7/31/25	400,000	399,594
TOTAL U.S. TREASURY SECURITIES (Cost $46,403,974)		42,437,813
CORPORATE BONDS — 1.4%
Aerospace and Defense†
TransDigm, Inc., 4.625%, 1/15/29	190,000	177,866
21

		Shares/Principal Amount	Value
Automobile Components†
ZF North America Capital, Inc., 4.75%, 4/29/25(6)		$110,000	$108,416
Automobiles — 0.1%
Ford Motor Credit Co. LLC, 3.625%, 6/17/31		370,000	318,549
Banks — 0.6%
Avi Funding Co. Ltd., 3.80%, 9/16/25(6)		143,000	140,374
Banco Santander SA, 2.50%, 3/18/25	EUR	100,000	106,548
Bank of America Corp., 2.30%, 7/25/25	GBP	100,000	121,792
Bank of Montreal, VRN, 5.61%, (SOFR plus 0.30%), 7/8/24		$500,000	500,107
CaixaBank SA, VRN, 2.25%, 4/17/30	EUR	100,000	105,080
Commerzbank AG, 4.00%, 3/23/26	EUR	150,000	162,467
European Financial Stability Facility, 2.125%, 2/19/24	EUR	93,000	100,429
European Financial Stability Facility, 0.40%, 5/31/26	EUR	200,000	205,559
European Union, 0.00%, 7/4/31(7)	EUR	1,450,000	1,293,678
ING Groep NV, 2.125%, 1/10/26	EUR	200,000	211,256
Lloyds Bank PLC, 7.625%, 4/22/25	GBP	20,000	25,904
Toronto-Dominion Bank, VRN, 5.875%, 5/1/24		$1,000,000	999,329
			3,972,523
Chemicals†
MEGlobal BV, 4.25%, 11/3/26(6)		46,000	44,414
Olin Corp., 5.125%, 9/15/27		70,000	67,973
			112,387
Commercial Services and Supplies†
Clean Harbors, Inc., 6.375%, 2/1/31(6)		190,000	192,654
Containers and Packaging†
Sealed Air Corp., 5.125%, 12/1/24(6)		105,000	104,570
Diversified Telecommunication Services — 0.1%
AT&T, Inc., 4.90%, 8/15/37		59,000	57,107
Sprint Capital Corp., 6.875%, 11/15/28		258,000	278,911
Turk Telekomunikasyon AS, 4.875%, 6/19/24(6)		115,000	114,172
			450,190
Electric Utilities†
Duke Energy Florida LLC, 3.85%, 11/15/42		40,000	32,755
Duke Energy Progress LLC, 4.15%, 12/1/44		40,000	33,947
MidAmerican Energy Co., 4.40%, 10/15/44		60,000	53,188
NextEra Energy Capital Holdings, Inc., 5.25%, 2/28/53		43,000	41,449
			161,339
Financial Services†
Allen C Stonecipher Life Insurance Trust, VRDN, 5.45%, 2/7/24 (LOC: FHLB)		5,000	5,000
Ground Transportation†
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		12,000	11,157
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		80,000	70,427
			81,584
Health Care Providers and Services — 0.1%
DaVita, Inc., 4.625%, 6/1/30(6)		270,000	239,099
Kaiser Foundation Hospitals, 3.00%, 6/1/51		70,000	49,330
			288,429
Hotels, Restaurants and Leisure — 0.2%
Caesars Entertainment, Inc., 4.625%, 10/15/29(6)		110,000	100,640
Caesars Entertainment, Inc., 7.00%, 2/15/30(6)		142,000	146,015
MGM Resorts International, 4.625%, 9/1/26		39,000	37,921
22

		Shares/Principal Amount	Value
Station Casinos LLC, 4.625%, 12/1/31(6)		$530,000	$476,194
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(6)		200,000	195,604
			956,374
Household Durables — 0.1%
KB Home, 4.80%, 11/15/29		253,000	239,661
Meritage Homes Corp., 5.125%, 6/6/27		190,000	186,427
Tempur Sealy International, Inc., 3.875%, 10/15/31(6)		136,000	114,883
			540,971
Interactive Media and Services†
Tencent Holdings Ltd., 3.80%, 2/11/25(6)		86,000	84,820
Leisure Products†
Mattel, Inc., 5.45%, 11/1/41		200,000	179,877
Media†
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.125%, 7/1/49		85,000	67,765
Metals and Mining — 0.1%
ATI, Inc., 4.875%, 10/1/29		240,000	222,023
Cleveland-Cliffs, Inc., 6.75%, 4/15/30(6)		230,000	232,303
Freeport-McMoRan, Inc., 5.40%, 11/14/34		215,000	214,956
			669,282
Multi-Utilities†
Dominion Energy, Inc., 4.90%, 8/1/41		30,000	27,597
Oil, Gas and Consumable Fuels — 0.1%
Antero Resources Corp., 7.625%, 2/1/29(6)		65,000	66,974
Energy Transfer LP, 5.75%, 4/1/25		90,000	90,021
MEG Energy Corp., 5.875%, 2/1/29(6)		70,000	68,357
Southwestern Energy Co., 5.70%, 1/23/25		21,000	20,888
			246,240
Passenger Airlines†
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(6)		122,308	121,070
Personal Care Products†
Edgewell Personal Care Co., 4.125%, 4/1/29(6)		180,000	162,405
Specialty Retail†
Murphy Oil USA, Inc., 3.75%, 2/15/31(6)		210,000	181,322
TOTAL CORPORATE BONDS (Cost $9,683,040)			9,211,230
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.1%
Australia†
Australia Government Bonds, 3.00%, 3/21/47	AUD	120,000	62,908
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	110,000	69,814
			132,722
Austria†
Republic of Austria Government Bonds, 0.75%, 10/20/26(6)	EUR	41,000	42,185
Republic of Austria Government Bonds, 4.15%, 3/15/37(6)	EUR	29,000	35,051
			77,236
Belgium†
Kingdom of Belgium Government Bonds, 4.25%, 3/28/41(6)	EUR	27,000	33,146
Canada — 0.4%
Canada Government Bonds, 0.25%, 3/1/26	CAD	850,000	586,411
Canada Government Bonds, 3.50%, 3/1/28	CAD	1,785,000	1,328,703
23

		Shares/Principal Amount	Value
Province of British Columbia, 2.85%, 6/18/25	CAD	201,000	$146,228
Province of Quebec, 5.75%, 12/1/36	CAD	108,000	92,914
Province of Quebec, 3.50%, 12/1/48	CAD	20,000	13,144
			2,167,400
China†
China Government Bonds, 3.25%, 6/6/26	CNY	400,000	57,253
China Government Bonds, 3.29%, 5/23/29	CNY	300,000	43,870
			101,123
Denmark†
Denmark Government Bonds, 0.50%, 11/15/27	DKK	245,000	33,337
Denmark Government Bonds, 4.50%, 11/15/39	DKK	62,000	11,337
			44,674
Finland — 0.1%
Finland Government Bonds, 4.00%, 7/4/25(6)	EUR	58,000	63,786
Finland Government Bonds, 0.125%, 4/15/36(6)	EUR	350,000	272,953
			336,739
France — 0.2%
French Republic Government Bonds OAT, 0.00%, 11/25/31(7)	EUR	1,050,000	936,572
Germany†
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/52(7)	EUR	40,000	22,160
Ireland†
Ireland Government Bonds, 3.40%, 3/18/24	EUR	74,000	79,974
Italy — 0.1%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	35,000	37,053
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	223,000	237,126
			274,179
Japan — 0.1%
Japan Government Thirty Year Bonds, 1.40%, 3/20/53	JPY	58,700,000	365,829
Japan Government Thirty Year Bonds, 1.20%, 6/20/53	JPY	35,000,000	207,187
Japan Government Thirty Year Bonds, 1.80%, 9/20/53	JPY	26,500,000	181,256
			754,272
Malaysia†
Malaysia Government Bonds, 3.96%, 9/15/25	MYR	250,000	53,315
Mexico†
Mexico Government International Bonds, 4.15%, 3/28/27		$200,000	197,607
Netherlands†
Netherlands Government Bonds, 0.50%, 7/15/26(6)	EUR	100,000	103,331
Netherlands Government Bonds, 2.75%, 1/15/47(6)	EUR	27,000	29,763
			133,094
Norway†
Norway Government Bonds, 1.75%, 2/17/27(6)	NOK	510,000	46,093
Peru†
Peru Government International Bonds, 5.625%, 11/18/50		$60,000	60,790
Switzerland†
Swiss Confederation Government Bonds, 1.25%, 5/28/26	CHF	147,000	171,640
Thailand†
Thailand Government Bonds, 3.85%, 12/12/25	THB	3,200,000	92,774
United Kingdom — 0.2%
U.K. Gilts, 0.125%, 1/30/26	GBP	1,100,000	1,294,011
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $8,033,546)			7,009,521
24

	Shares/Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS — 0.4%
Cerberus Loan Funding XXVIII LP, Series 2020-1A, Class A, VRN, 7.43%, (3-month SOFR plus 2.11%), 10/15/31(6)	$132,678	$132,681
Cerberus Loan Funding XXXI LP, Series 2021-1A, Class A, VRN, 7.08%, (3-month SOFR plus 1.76%), 4/15/32(6)	164,063	164,035
Cook Park CLO Ltd., Series 2018-1A, Class C, VRN, 7.33%, (3-month SOFR plus 2.01%), 4/17/30(6)	250,000	247,423
Dewolf Park CLO Ltd., Series 2017-1A, Class CR, VRN, 7.43%, (3-month SOFR plus 2.11%), 10/15/30(6)	200,000	199,376
Elevation CLO Ltd., Series 2018-9A, Class B, VRN, 7.33%, (3-month SOFR plus 2.01%), 7/15/31(6)	300,000	300,299
GoldenTree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 6.70%, (3-month SOFR plus 1.38%), 7/20/31(6)	151,669	151,994
KKR CLO Ltd., Series 2018, Class CR, VRN, 7.66%, (3-month SOFR plus 2.36%), 7/18/30(6)	175,000	175,525
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 7.69%, (3-month SOFR plus 2.36%), 1/25/32(6)	300,000	301,185
Marathon CLO Ltd., Series 2021-17A, Class B1, VRN, 8.26%, (3-month SOFR plus 2.94%), 1/20/35(6)	200,000	200,047
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 6.90%, (1-month SOFR plus 1.56%), 10/16/36(6)	398,000	381,594
Rockford Tower CLO Ltd., Series 2020-1A, Class C, VRN, 7.93%, (3-month SOFR plus 2.61%), 1/20/32(6)	200,000	200,550
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $2,466,050)		2,454,709
PREFERRED STOCKS — 0.2%
Automobiles — 0.1%
Volkswagen International Finance NV, 3.875%	300,000	297,490
Electric Utilities†
Electricite de France SA, 3.375%	200,000	192,724
Enel SpA, 2.25%	100,000	100,657
		293,381
Insurance — 0.1%
Allianz SE, 2.625%	200,000	171,005
Assicurazioni Generali SpA, 4.60%	100,000	108,310
Intesa Sanpaolo Vita SpA, 4.75%	100,000	107,669
		386,984
Oil, Gas and Consumable Fuels†
Eni SpA, 3.375%	200,000	199,957
TOTAL PREFERRED STOCKS (Cost $1,540,632)		1,177,812
ASSET-BACKED SECURITIES — 0.1%
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(6)	$189,784	166,725
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A, SEQ, 2.94%, 5/25/29(6)	20,063	19,596
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 8/17/37(6)	300,000	282,621
Lunar Aircraft Ltd., Series 2020-1A, Class A, SEQ, 3.38%, 2/15/45(6)	296,705	263,776
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(6)	225,188	202,115
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(6)	61,391	60,144
TOTAL ASSET-BACKED SECURITIES (Cost $1,096,893)		994,977
25

	Shares/Principal Amount	Value
MUNICIPAL SECURITIES — 0.1%
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	$30,000	$36,364
New York City GO, 6.27%, 12/1/37	5,000	5,593
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	35,000	34,830
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	100,000	69,701
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	140,000	152,550
State of California GO, 4.60%, 4/1/38	30,000	28,931
State of California GO, 7.60%, 11/1/40	40,000	51,133
State of Washington GO, 5.14%, 8/1/40	20,000	20,612
Texas Natural Gas Securitization Finance Corp. Rev., 5.17%, 4/1/41	30,000	31,298
TOTAL MUNICIPAL SECURITIES (Cost $449,232)		431,012
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
Private Sponsor Collateralized Mortgage Obligations†
ABN AMRO Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	2,362	2,141
Radnor RE Ltd., Series 2021-1, Class M1B, VRN, 7.04%, (30-day average SOFR plus 1.70%), 12/27/33(6)	58,729	58,763
SoFi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(6)	8,536	7,490
		68,394
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FNMA, Series 2014-C02, Class 2M2, VRN, 8.06%, (30-day average SOFR plus 2.71%), 5/25/24	76,369	76,760
FNMA, Series 2024-R01, Class 1M1, VRN, 6.39%, (30-day average SOFR plus 1.05%), 1/25/44(6)	250,000	250,020
		326,780
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $395,740)		395,174
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES†
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities†
FHLMC, VRN, 5.59%, (1-year RFUCC plus 1.87%), 7/1/36	7,605	7,804
FHLMC, VRN, 6.19%, (1-year H15T1Y plus 2.14%), 10/1/36	9,004	9,222
FHLMC, VRN, 5.45%, (1-year H15T1Y plus 2.26%), 4/1/37	13,820	14,142
FHLMC, VRN, 6.10%, (1-year RFUCC plus 1.89%), 7/1/41	4,503	4,507
FNMA, VRN, 7.44%, (6-month RFUCC plus 1.57%), 6/1/35	8,519	8,671
FNMA, VRN, 7.44%, (6-month RFUCC plus 1.57%), 6/1/35	6,819	6,938
FNMA, VRN, 7.30%, (6-month RFUCC plus 1.54%), 9/1/35	2,198	2,231
FNMA, VRN, 5.88%, (1-year H15T1Y plus 2.15%), 3/1/38	16,251	16,669
		70,184
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities†
GNMA, 7.50%, 10/15/25	87	87
GNMA, 6.00%, 3/15/26	953	979
GNMA, 7.00%, 12/15/27	1,385	1,391
GNMA, 7.00%, 5/15/31	3,321	3,451
GNMA, 5.50%, 11/15/32	5,497	5,670
GNMA, 6.50%, 10/15/38	118,753	126,313
GNMA, 4.50%, 6/15/41	96,104	95,385
		233,276
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $303,981)		303,460
26

	Shares/Principal Amount	Value
EXCHANGE-TRADED FUNDS†
iShares Core S&P 500 ETF	605	$293,546
iShares MSCI EAFE Small-Cap ETF	142	8,564
TOTAL EXCHANGE-TRADED FUNDS (Cost $303,984)		302,110
RIGHTS†
Construction and Engineering†
Sacyr SA(2) (Cost $2,015)	592	1,956
SHORT-TERM INVESTMENTS — 7.4%
Commercial Paper(8) — 2.7%
ANZ New Zealand International Ltd., 5.92%, 6/3/24(6)	$1,000,000	981,776
BPCE SA, 5.89%, 2/15/24(6)	500,000	498,892
Canadian Imperial Holdings, Inc., 5.88%, 3/19/24(6)	750,000	744,624
Chesham Finance Ltd./Chesham Finance LLC, 5.87%, 3/13/24 (LOC: BNP Paribas)(6)	1,725,000	1,714,203
Concord Minutemen Capital Co. LLC, 5.60%, 3/18/24(6)	850,000	850,186
DNB Bank ASA, 5.87%, 4/12/24(6)	2,500,000	2,473,713
JP Morgan Securities LLC, VRN, 5.68%, (SOFR plus 0.37%), 1/27/25(6)	2,000,000	2,000,958
JP Morgan Securities LLC, VRN, 5.93%, (SOFR plus 0.61%), 10/21/24(6)	750,000	751,545
Mainbeach Funding LLC, 5.50%, 2/1/24(6)	1,700,000	1,699,747
Old Line Funding LLC, VRN, 5.80%, (SOFR plus 0.48%), 6/7/24(6)	3,500,000	3,504,167
UBS AG, 5.56%, 8/19/24(6)	750,000	750,000
Versailles Commercial Paper LLC, 5.81%, 2/6/24(6)	1,500,000	1,498,667
		17,468,478
Money Market Funds — 4.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	25,352,760	25,352,760
State Street Navigator Securities Lending Government Money Market Portfolio(9)	5,392,637	5,392,637
		30,745,397
TOTAL SHORT-TERM INVESTMENTS (Cost $48,204,600)		48,213,875
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $540,883,230)		656,499,452
OTHER ASSETS AND LIABILITIES — (0.6)%		(3,946,127)
TOTAL NET ASSETS — 100.0%		$652,553,325
27

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	2,348,422	USD	468,605	JPMorgan Chase Bank N.A.	3/15/24	$3,612
CAD	10,409	USD	7,816	Goldman Sachs & Co.	3/28/24	(68)
CAD	18,618	USD	14,035	Goldman Sachs & Co.	3/28/24	(178)
CAD	27,463	USD	20,586	Goldman Sachs & Co.	3/28/24	(144)
CAD	25,328	USD	18,986	Goldman Sachs & Co.	3/28/24	(133)
CAD	23,307	USD	17,480	Goldman Sachs & Co.	3/28/24	(131)
CAD	41,561	USD	31,135	Goldman Sachs & Co.	3/28/24	(199)
CAD	20,380	USD	15,249	Goldman Sachs & Co.	3/28/24	(79)
CAD	9,598	USD	7,173	Goldman Sachs & Co.	3/28/24	(29)
CAD	40,755	USD	30,433	Goldman Sachs & Co.	3/28/24	(97)
CAD	11,207	USD	8,333	Goldman Sachs & Co.	3/28/24	9
CAD	27,316	USD	20,238	Goldman Sachs & Co.	3/28/24	95
CAD	20,745	USD	15,394	Goldman Sachs & Co.	3/28/24	47
CAD	19,400	USD	14,459	Goldman Sachs & Co.	3/28/24	(19)
CAD	23,555	USD	17,500	Goldman Sachs & Co.	3/28/24	32
CAD	8,024	USD	5,994	Goldman Sachs & Co.	3/28/24	(21)
USD	2,146,679	CAD	2,911,455	UBS AG	3/15/24	(20,066)
USD	378,486	CAD	506,180	Goldman Sachs & Co.	3/28/24	1,717
USD	326,474	CAD	436,620	Goldman Sachs & Co.	3/28/24	1,481
USD	289,974	CAD	387,805	Goldman Sachs & Co.	3/28/24	1,315
USD	10,657	CAD	14,229	Goldman Sachs & Co.	3/28/24	66
USD	7,754	CAD	10,274	Goldman Sachs & Co.	3/28/24	107
USD	8,630	CAD	11,492	Goldman Sachs & Co.	3/28/24	76
USD	13,487	CAD	17,993	Goldman Sachs & Co.	3/28/24	94
USD	10,126	CAD	13,618	Goldman Sachs & Co.	3/28/24	(11)
USD	12,618	CAD	16,971	Goldman Sachs & Co.	3/28/24	(14)
USD	3,831	CAD	5,177	Goldman Sachs & Co.	3/28/24	(23)
USD	9,039	CAD	12,166	Goldman Sachs & Co.	3/28/24	(17)
USD	3,669	CAD	4,918	Goldman Sachs & Co.	3/28/24	9
USD	2,892	CAD	3,883	Goldman Sachs & Co.	3/28/24	2
USD	171,921	CHF	148,700	Morgan Stanley	3/15/24	(1,178)
CNY	13,706,980	USD	1,930,697	JPMorgan Chase Bank N.A.	3/15/24	(979)
USD	1,548,811	CNY	10,984,166	JPMorgan Chase Bank N.A.	3/15/24	2,421
COP	862,261,554	USD	209,724	Goldman Sachs & Co.	3/15/24	10,024
CZK	6,625,356	USD	292,911	Morgan Stanley	3/15/24	(4,845)
EUR	596,304	USD	647,293	Goldman Sachs & Co.	2/5/24	(2,787)
EUR	296,488	USD	328,628	Morgan Stanley	2/5/24	(8,173)
EUR	300,274	USD	329,328	Morgan Stanley	2/5/24	(4,782)
EUR	297,521	USD	323,781	Morgan Stanley	2/5/24	(2,210)
EUR	298,034	USD	325,144	Morgan Stanley	2/5/24	(3,018)
EUR	298,672	USD	324,530	Morgan Stanley	2/5/24	(1,715)
EUR	297,520	USD	321,498	Morgan Stanley	2/5/24	72
EUR	594,883	USD	651,992	UBS AG	2/5/24	(9,022)
EUR	102,686	USD	111,254	Morgan Stanley	3/15/24	(85)
EUR	63,570	USD	70,791	UBS AG	3/15/24	(1,970)
EUR	64,419	USD	70,763	Bank of America N.A.	3/28/24	(983)
EUR	2,450	USD	2,681	JPMorgan Chase Bank N.A.	3/28/24	(27)
EUR	2,586	USD	2,840	Morgan Stanley	3/28/24	(38)
USD	322,168	EUR	297,351	Bank of America N.A.	2/5/24	781
USD	651,480	EUR	595,064	Goldman Sachs & Co.	2/5/24	8,314
28

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	326,157	EUR	297,548	JPMorgan Chase Bank N.A.	2/5/24	$4,557
USD	323,719	EUR	297,785	JPMorgan Chase Bank N.A.	2/5/24	1,863
USD	325,488	EUR	296,270	Morgan Stanley	2/5/24	5,269
USD	325,313	EUR	299,711	Morgan Stanley	2/5/24	1,375
USD	92,236	EUR	83,077	Morgan Stanley	3/15/24	2,296
USD	5,477,891	EUR	5,062,605	UBS AG	3/15/24	(2,949)
USD	34,147	EUR	31,120	Bank of America N.A.	3/28/24	437
USD	4,570	EUR	4,188	Bank of America N.A.	3/28/24	33
USD	891,714	EUR	812,662	Bank of America N.A.	3/28/24	11,419
USD	72,873	EUR	66,269	Bank of America N.A.	3/28/24	1,089
USD	4,679	EUR	4,311	Bank of America N.A.	3/28/24	9
USD	16,954	EUR	15,591	Bank of America N.A.	3/28/24	66
USD	34,153	EUR	31,120	JPMorgan Chase Bank N.A.	3/28/24	443
USD	891,873	EUR	812,662	JPMorgan Chase Bank N.A.	3/28/24	11,578
USD	10,162	EUR	9,347	JPMorgan Chase Bank N.A.	3/28/24	38
USD	5,363	EUR	4,927	JPMorgan Chase Bank N.A.	3/28/24	26
USD	34,153	EUR	31,120	Morgan Stanley	3/28/24	443
USD	891,873	EUR	812,662	Morgan Stanley	3/28/24	11,578
GBP	1,114,120	USD	1,412,548	JPMorgan Chase Bank N.A.	2/5/24	(592)
GBP	50,000	USD	63,349	Morgan Stanley	2/5/24	17
GBP	12,389	USD	15,786	Goldman Sachs & Co.	3/28/24	(79)
GBP	13,367	USD	17,046	Goldman Sachs & Co.	3/28/24	(99)
GBP	15,582	USD	19,875	Goldman Sachs & Co.	3/28/24	(120)
GBP	12,872	USD	16,366	Goldman Sachs & Co.	3/28/24	(46)
GBP	14,349	USD	18,202	Goldman Sachs & Co.	3/28/24	(10)
GBP	12,814	USD	16,305	Goldman Sachs & Co.	3/28/24	(59)
USD	1,465,526	GBP	1,164,119	Morgan Stanley	2/5/24	(9,797)
USD	1,468,716	GBP	1,158,221	JPMorgan Chase Bank N.A.	3/5/24	531
USD	640,153	GBP	505,004	Goldman Sachs & Co.	3/28/24	(115)
USD	16,983	GBP	13,410	Goldman Sachs & Co.	3/28/24	(18)
HUF	51,784,808	USD	145,665	UBS AG	3/18/24	(506)
IDR	7,411,997,119	USD	478,681	Morgan Stanley	3/15/24	(9,086)
JPY	116,302,648	USD	790,858	Bank of America N.A.	2/5/24	(285)
USD	797,290	JPY	116,302,648	Bank of America N.A.	2/5/24	6,717
USD	777,335	JPY	113,804,192	Bank of America N.A.	3/5/24	221
MXN	8,294,048	USD	467,359	Goldman Sachs & Co.	3/15/24	11,178
MYR	1,969,491	USD	425,376	Morgan Stanley	3/15/24	(6,862)
PLN	1,435,718	USD	357,418	Morgan Stanley	3/15/24	960
THB	12,670,078	USD	361,038	Morgan Stanley	3/15/24	(2,741)
ZAR	7,582,454	USD	397,885	Goldman Sachs & Co.	3/15/24	5,688
						$11,700

29

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Bund 10-Year Bonds	10	March 2024	$1,468,131	$8,414
Korean Treasury 10-Year Bonds	3	March 2024	255,573	3,045
U.K. Gilt 10-Year Bonds	3	March 2024	380,076	12,124
U.S. Treasury 5-Year Notes	248	March 2024	26,880,875	428,016
U.S. Treasury 10-Year Ultra Notes	99	March 2024	11,570,625	298,698
			$40,555,280	$750,297
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 38	Sell	5.00%	6/20/27		$4,171,000	$(42,616)	$334,877	$292,261
Markit CDX North America High Yield Index Series 41	Sell	5.00%	12/20/28		$2,772,000	10,209	160,178	170,387
Markit iTraxx Europe Crossover Index Series 40	Sell	5.00%	12/20/28	EUR	1,494,000	18,868	104,916	123,784
						$(13,539)	$599,971	$586,432
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

30

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
AUD	–	Australian Dollar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
CHF	–	Swiss Franc
CNY	–	Chinese Yuan
COP	–	Colombian Peso
CVA	–	Certificaten Van Aandelen
CZK	–	Czech Koruna
DKK	–	Danish Krone
EUR	–	Euro
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
GBP	–	British Pound
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
JPY	–	Japanese Yen
LOC	–	Letter of Credit
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
PLN	–	Polish Zloty
RFUCC	–	FTSE USD IBOR Consumer Cash Fallbacks
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
THB	–	Thai Baht
USBMMY	–	U.S. Treasury Bill Money Market Yield
USD	–	United States Dollar
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
ZAR	–	South African Rand
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $5,687,452. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security may be subject to resale, redemption or transferability restrictions.
(5)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,522,894.
(6)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The
31

aggregate value of these securities at the period end was $24,755,031, which represented 3.8% of total net assets.
(7)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(8)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(9)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $5,842,772, which includes securities collateral of $450,135.

See Notes to Financial Statements.
32

Statement of Assets and Liabilities

JANUARY 31, 2024 (UNAUDITED)
Assets
Investment securities - affiliated, at value (cost of $274,973,431) — including $4,676,940 of securities on loan	$350,874,795
Investment securities - unaffiliated, at value (cost of $260,517,162) — including $1,010,512 of securities on loan	300,232,020
Investment made with cash collateral received for securities on loan, at value (cost of $5,392,637)	5,392,637
Total investment securities, at value (cost of $540,883,230)	656,499,452
Foreign currency holdings, at value (cost of $48,036)	5,835
Receivable for investments sold	1,817,324
Receivable for capital shares sold	191,856
Receivable for variation margin on futures contracts	228,232
Unrealized appreciation on forward foreign currency exchange contracts	108,105
Interest and dividends receivable	873,619
Securities lending receivable	11,669
Other assets	24,936
659,761,028

Liabilities
Disbursements in excess of demand deposit cash	219,125
Payable for collateral received for securities on loan	5,392,637
Payable for investments purchased	645,360
Payable for capital shares redeemed	502,105
Payable for variation margin on swap agreements	30,780
Unrealized depreciation on forward foreign currency exchange contracts	96,405
Accrued management fees	272,854
Distribution and service fees payable	48,437
7,207,703

Net Assets	$652,553,325

Net Assets Consist of:
Capital (par value and paid-in surplus)	$535,165,323
Distributable earnings (loss)	117,388,002
$652,553,325

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$237,679,467	31,906,225	$7.45
I Class, $0.01 Par Value	$55,594,926	7,548,467	$7.37
A Class, $0.01 Par Value	$146,646,919	19,421,960	$7.55
C Class, $0.01 Par Value	$13,598,678	1,870,404	$7.27
R Class, $0.01 Par Value	$13,762,053	1,823,894	$7.55
R5 Class, $0.01 Par Value	$25,787	3,499	$7.37
R6 Class, $0.01 Par Value	$185,245,495	25,265,500	$7.33
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $8.01 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
33

Statement of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2024 (UNAUDITED)
Investment Income (Loss)
Income:
Income distributions from affiliated funds	$4,004,201
Interest	2,203,410
Dividends (net of foreign taxes withheld of $31,254)	1,551,029
Securities lending, net	60,074
7,818,714

Expenses:
Management fees	3,307,096
Distribution and service fees:
A Class	177,571
C Class	68,316
R Class	33,671
Directors' fees and expenses	11,561
Other expenses	20,909
3,619,124
Fees waived(1)	(1,728,171)
1,890,953

Net investment income (loss)	5,927,761

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (including $3,028,431 from affiliated funds)	4,598,092
Forward foreign currency exchange contract transactions	211,965
Futures contract transactions	(849,277)
Swap agreement transactions	306,419
Foreign currency translation transactions	9,781
4,276,980

Change in net unrealized appreciation (depreciation) on:
Investments (including $8,712,281 from affiliated funds)	8,366,235
Forward foreign currency exchange contracts	167,082
Futures contracts	1,160,582
Swap agreements	115,690
Translation of assets and liabilities in foreign currencies	(1,784)
9,807,805

Net realized and unrealized gain (loss)	14,084,785

Net Increase (Decrease) in Net Assets Resulting from Operations	$20,012,546
(1)Amount consists of $639,485, $147,725, $384,164, $36,949, $36,422, $63 and $483,363 for Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class, respectively.

See Notes to Financial Statements.
34

Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2024 (UNAUDITED) AND YEAR ENDED JULY 31, 2023
Increase (Decrease) in Net Assets	January 31, 2024	July 31, 2023
Operations
Net investment income (loss)	$5,927,761	$11,857,945
Net realized gain (loss)	4,276,980	4,134,050
Change in net unrealized appreciation (depreciation)	9,807,805	35,317,667
Net increase (decrease) in net assets resulting from operations	20,012,546	51,309,662

Distributions to Shareholders
From earnings:
Investor Class	(5,694,273)	(12,410,905)
I Class	(1,435,120)	(3,151,906)
A Class	(3,064,551)	(6,768,419)
C Class	(193,914)	(662,133)
R Class	(251,898)	(609,476)
R5 Class	(653)	(882)
R6 Class	(5,004,998)	(8,730,240)
Decrease in net assets from distributions	(15,645,407)	(32,333,961)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(18,369,877)	(2,804,141)

Net increase (decrease) in net assets	(14,002,738)	16,171,560

Net Assets
Beginning of period	666,556,063	650,384,503
End of period	$652,553,325	$666,556,063

See Notes to Financial Statements.
35

Notes to Financial Statements

JANUARY 31, 2024 (UNAUDITED)

1. Organization

American Century Strategic Asset Allocations, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Strategic Allocation: Aggressive Fund (the fund) is one fund in a series issued by the corporation. The fund may invest in varying combinations of other affiliated investment companies such as mutual funds and exchange-traded funds advised by American Century Investments (affiliated funds). The fund will assume the risks associated with the affiliated funds. The fund is an asset allocation fund and its investment objective is to seek the highest level of total return consistent with its asset mix.

The fund offers the Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
36

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Income and capital gain distributions, if any, from the affiliated funds are recorded as of the ex-dividend date. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
37

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of January 31, 2024.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Affiliated Funds	$381,007	—	—	—	$381,007
Common Stocks	5,011,630	—	—	—	5,011,630
Total Borrowings	$5,392,637	—	—	—	$5,392,637
Gross amount of recognized liabilities for securities lending transactions					$5,392,637
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.  ACIM serves as the investment advisor for the affiliated funds.

38

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). The investment advisor will waive the portion of the fund's management fee equal to the expenses attributable to the management fees of the funds advised by American Century Investments in which the fund invests. The amount of this waiver will fluctuate depending on the fund's daily allocation to such funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Directors. During the period ended January 31, 2024, the investment advisor agreed to waive an additional 0.37% of the fund's management fee. The investment advisor expects this waiver to continue until November 30, 2024 and cannot terminate it prior to such date without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended January 31, 2024 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
		Before Waiver	After Waiver
Investor Class	0.90% to 1.15%	1.15%	0.61%
I Class	0.70% to 0.95%	0.95%	0.41%
A Class	0.90% to 1.15%	1.15%	0.61%
C Class	0.90% to 1.15%	1.15%	0.61%
R Class	0.90% to 1.15%	1.15%	0.61%
R5 Class	0.70% to 0.95%	0.95%	0.41%
R6 Class	0.55% to 0.80%	0.80%	0.26%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended January 31, 2024 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $8,640 and $2,756, respectively. The effect of interfund transactions on the Statement of Operations was $32 in net realized gain (loss) on investment transactions.
39

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended January 31, 2024 totaled $79,042,628, of which $3,541,234 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended January 31, 2024 totaled $116,372,450, of which $1,549,619 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended January 31, 2024		Year ended July 31, 2023
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	550,000,000		550,000,000
Sold	963,521	$6,939,606	2,428,535	$16,937,715
Issued in reinvestment of distributions	757,337	5,604,294	1,868,069	12,235,850
Redeemed	(3,657,755)	(26,437,109)	(5,310,361)	(36,939,188)
	(1,936,897)	(13,893,209)	(1,013,757)	(7,765,623)
I Class/Shares Authorized	150,000,000		150,000,000
Sold	280,930	2,000,680	890,062	6,151,499
Issued in reinvestment of distributions	195,325	1,427,827	482,518	3,126,719
Redeemed	(731,036)	(5,173,938)	(2,115,212)	(14,623,733)
	(254,781)	(1,745,431)	(742,632)	(5,345,515)
A Class/Shares Authorized	325,000,000		325,000,000
Sold	1,133,300	8,023,142	1,648,361	11,605,277
Issued in reinvestment of distributions	399,673	2,997,550	995,087	6,607,375
Redeemed	(1,716,229)	(12,434,258)	(2,844,897)	(20,088,593)
	(183,256)	(1,413,566)	(201,449)	(1,875,941)
C Class/Shares Authorized	90,000,000		90,000,000
Sold	131,054	913,397	287,801	1,947,506
Issued in reinvestment of distributions	26,793	193,715	103,458	662,133
Redeemed	(347,060)	(2,412,052)	(710,965)	(4,829,256)
	(189,213)	(1,304,940)	(319,706)	(2,219,617)
R Class/Shares Authorized	50,000,000		50,000,000
Sold	137,148	994,159	256,468	1,793,006
Issued in reinvestment of distributions	33,342	250,061	91,189	605,479
Redeemed	(262,299)	(1,856,771)	(567,761)	(3,940,466)
	(91,809)	(612,551)	(220,104)	(1,541,981)
R5 Class/Shares Authorized	50,000,000		50,000,000
Sold	370	2,596	725	4,984
Issued in reinvestment of distributions	89	653	136	882
	459	3,249	861	5,866
R6 Class/Shares Authorized	455,000,000		455,000,000
Sold	2,429,226	17,133,851	4,725,934	32,382,323
Issued in reinvestment of distributions	687,500	5,004,998	1,353,526	8,730,240
Redeemed	(3,078,760)	(21,542,278)	(3,675,171)	(25,173,893)
	37,966	596,571	2,404,289	15,938,670
Net increase (decrease)	(2,617,531)	$(18,369,877)	(92,498)	$(2,804,141)

40

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Affiliated Funds	$350,874,795	—	—
Common Stocks	147,652,395	$45,038,613	—
U.S. Treasury Securities	—	42,437,813	—
Corporate Bonds	—	9,211,230	—
Sovereign Governments and Agencies	—	7,009,521	—
Collateralized Loan Obligations	—	2,454,709	—
Preferred Stocks	—	1,177,812	—
Asset-Backed Securities	—	994,977	—
Municipal Securities	—	431,012	—
Collateralized Mortgage Obligations	—	395,174	—
U.S. Government Agency Mortgage-Backed Securities	—	303,460	—
Exchange-Traded Funds	302,110	—	—
Rights	—	1,956	—
Short-Term Investments	30,745,397	17,468,478	—
	$529,574,697	$126,924,755	—
Other Financial Instruments
Futures Contracts	$726,714	$23,583	—
Swap Agreements	—	586,432	—
Forward Foreign Currency Exchange Contracts	—	108,105	—
	$726,714	$718,120	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$96,405	—

41

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $8,593,648.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $25,097,399.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $33,297,180 futures contracts purchased.

42

Value of Derivative Instruments as of January 31, 2024

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$30,780
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$108,105	Unrealized depreciation on forward foreign currency exchange contracts	96,405
Interest Rate Risk	Receivable for variation margin on futures contracts*	228,232	Payable for variation margin on futures contracts*	—
		$336,337		$127,185
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended January 31, 2024

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$306,419	Change in net unrealized appreciation (depreciation) on swap agreements	$115,690
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	211,965	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	167,082
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(849,277)	Change in net unrealized appreciation (depreciation) on futures contracts	1,160,582
		$(330,893)		$1,443,354

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

43

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$544,416,908
Gross tax appreciation of investments	$130,510,163
Gross tax depreciation of investments	(18,427,619)
Net tax appreciation (depreciation) of investments	$112,082,544

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

10. Investments in Affiliated Funds

The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets.

44

11. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended January 31, 2024 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$13,163	—	—	$280	$13,443	288	—	$315
American Century Emerging Markets Bond ETF	5,058	—	—	(26)	5,032	133	—	156
American Century Focused Dynamic Growth ETF(3)	38,371	$142	$2,270	1,930	38,173	523	$277	—
American Century Focused Large Cap Value ETF	40,047	418	3,393	392	37,464	604	489	403
American Century Multisector Income ETF	22,734	—	264	644	23,114	527	(49)	635
American Century Quality Diversified International ETF	32,948	371	4,432	357	29,244	632	(92)	380
American Century Short Duration Strategic Income ETF	3,589	—	—	38	3,627	71	—	106
American Century U.S. Quality Growth ETF	37,393	512	4,043	3,445	37,307	475	445	64
American Century U.S. Quality Value ETF	41,188	270	6,136	2,248	37,570	692	261	310
Avantis Emerging Markets Equity ETF(4)	28,697	9,954	2,175	(1,232)	35,244	646	83	720
Avantis International Equity ETF(4)	31,049	346	3,640	(184)	27,571	461	105	356
Avantis International Small Cap Value ETF(4)	8,793	114	760	(43)	8,104	132	85	117
Avantis U.S. Equity ETF(4)	44,350	185	2,829	385	42,091	514	1,388	332
Avantis U.S. Small Cap Value ETF	10,163	2,740	490	478	12,891	148	36	110
	$357,543	$15,052	$30,432	$8,712	$350,875	5,846	$3,028	$4,004
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Security, or a portion thereof, is on loan.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024(3)	$7.39	0.07	0.17	0.24	(0.14)	(0.04)	(0.18)	$7.45	3.23%	0.62%	1.16%	1.83%	1.29%	13%	$237,679
2023	$7.20	0.13	0.42	0.55	(0.11)	(0.25)	(0.36)	$7.39	8.35%	0.63%	1.17%	1.85%	1.31%	28%	$249,998
2022	$9.09	0.13	(0.93)	(0.80)	(0.14)	(0.95)	(1.09)	$7.20	(10.38)%	0.63%	1.17%	1.61%	1.07%	36%	$250,891
2021	$7.45	0.08	2.09	2.17	(0.06)	(0.47)	(0.53)	$9.09	30.04%	0.67%	1.16%	0.95%	0.46%	44%	$316,039
2020	$7.91	0.08	0.58	0.66	(0.13)	(0.99)	(1.12)	$7.45	8.82%	0.84%	1.16%	1.06%	0.74%	109%	$262,987
2019	$8.57	0.10	0.11	0.21	(0.10)	(0.77)	(0.87)	$7.91	3.96%	1.11%	1.16%	1.27%	1.22%	78%	$300,544
I Class
2024(3)	$7.31	0.07	0.18	0.25	(0.15)	(0.04)	(0.19)	$7.37	3.33%	0.42%	0.96%	2.03%	1.49%	13%	$55,595
2023	$7.13	0.14	0.42	0.56	(0.13)	(0.25)	(0.38)	$7.31	8.51%	0.43%	0.97%	2.05%	1.51%	28%	$57,065
2022	$9.02	0.15	(0.93)	(0.78)	(0.16)	(0.95)	(1.11)	$7.13	(10.28)%	0.43%	0.97%	1.81%	1.27%	36%	$60,934
2021	$7.40	0.10	2.07	2.17	(0.08)	(0.47)	(0.55)	$9.02	30.42%	0.47%	0.96%	1.15%	0.66%	44%	$55,466
2020	$7.86	0.09	0.59	0.68	(0.15)	(0.99)	(1.14)	$7.40	8.97%	0.64%	0.96%	1.26%	0.94%	109%	$46,105
2019	$8.52	0.11	0.11	0.22	(0.11)	(0.77)	(0.88)	$7.86	4.22%	0.91%	0.96%	1.47%	1.42%	78%	$52,389

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2024(3)	$7.48	0.06	0.17	0.23	(0.12)	(0.04)	(0.16)	$7.55	3.07%	0.87%	1.41%	1.58%	1.04%	13%	$146,647
2023	$7.28	0.11	0.44	0.55	(0.10)	(0.25)	(0.35)	$7.48	8.12%	0.88%	1.42%	1.60%	1.06%	28%	$146,576
2022	$9.18	0.11	(0.94)	(0.83)	(0.12)	(0.95)	(1.07)	$7.28	(10.64)%	0.88%	1.42%	1.36%	0.82%	36%	$144,188
2021	$7.52	0.06	2.11	2.17	(0.04)	(0.47)	(0.51)	$9.18	29.69%	0.92%	1.41%	0.70%	0.21%	44%	$177,147
2020	$7.97	0.06	0.59	0.65	(0.11)	(0.99)	(1.10)	$7.52	8.58%	1.09%	1.41%	0.81%	0.49%	109%	$147,856
2019	$8.63	0.08	0.11	0.19	(0.08)	(0.77)	(0.85)	$7.97	3.66%	1.36%	1.41%	1.02%	0.97%	78%	$168,774
C Class
2024(3)	$7.18	0.03	0.16	0.19	(0.06)	(0.04)	(0.10)	$7.27	2.69%	1.62%	2.16%	0.83%	0.29%	13%	$13,599
2023	$7.00	0.06	0.41	0.47	(0.04)	(0.25)	(0.29)	$7.18	7.29%	1.63%	2.17%	0.85%	0.31%	28%	$14,782
2022	$8.86	0.05	(0.91)	(0.86)	(0.05)	(0.95)	(1.00)	$7.00	(11.30)%	1.63%	2.17%	0.61%	0.07%	36%	$16,652
2021	$7.29	(0.01)	2.05	2.04	—	(0.47)	(0.47)	$8.86	28.76%	1.67%	2.16%	(0.05)%	(0.54)%	44%	$23,338
2020	$7.75	—(4)	0.58	0.58	(0.05)	(0.99)	(1.04)	$7.29	7.80%	1.84%	2.16%	0.06%	(0.26)%	109%	$29,423
2019	$8.41	0.02	0.11	0.13	(0.02)	(0.77)	(0.79)	$7.75	2.91%	2.11%	2.16%	0.27%	0.22%	78%	$36,620

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2024(3)	$7.46	0.05	0.18	0.23	(0.10)	(0.04)	(0.14)	$7.55	3.09%	1.12%	1.66%	1.33%	0.79%	13%	$13,762
2023	$7.27	0.09	0.43	0.52	(0.08)	(0.25)	(0.33)	$7.46	7.71%	1.13%	1.67%	1.35%	0.81%	28%	$14,296
2022	$9.17	0.09	(0.95)	(0.86)	(0.09)	(0.95)	(1.04)	$7.27	(10.88)%	1.13%	1.67%	1.11%	0.57%	36%	$15,518
2021	$7.51	0.04	2.11	2.15	(0.02)	(0.47)	(0.49)	$9.17	29.58%	1.17%	1.66%	0.45%	(0.04)%	44%	$18,729
2020	$7.96	0.04	0.59	0.63	(0.09)	(0.99)	(1.08)	$7.51	8.16%	1.34%	1.66%	0.56%	0.24%	109%	$16,353
2019	$8.61	0.06	0.12	0.18	(0.06)	(0.77)	(0.83)	$7.96	3.51%	1.61%	1.66%	0.77%	0.72%	78%	$17,858
R5 Class
2024(3)	$7.32	0.07	0.17	0.24	(0.15)	(0.04)	(0.19)	$7.37	3.33%	0.42%	0.96%	2.03%	1.49%	13%	$26
2023	$7.13	0.15	0.42	0.57	(0.13)	(0.25)	(0.38)	$7.32	8.66%	0.43%	0.97%	2.05%	1.51%	28%	$22
2022	$9.02	0.15	(0.93)	(0.78)	(0.16)	(0.95)	(1.11)	$7.13	(10.28)%	0.43%	0.97%	1.81%	1.27%	36%	$16
2021	$7.40	0.10	2.07	2.17	(0.08)	(0.47)	(0.55)	$9.02	30.24%	0.47%	0.96%	1.15%	0.66%	44%	$15
2020	$7.86	0.09	0.59	0.68	(0.15)	(0.99)	(1.14)	$7.40	9.11%	0.64%	0.96%	1.26%	0.94%	109%	$10
2019	$8.53	0.11	0.10	0.21	(0.11)	(0.77)	(0.88)	$7.86	4.08%	0.91%	0.96%	1.47%	1.42%	78%	$8

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2024(3)	$7.29	0.08	0.16	0.24	(0.16)	(0.04)	(0.20)	$7.33	3.36%	0.27%	0.81%	2.18%	1.64%	13%	$185,245
2023	$7.11	0.15	0.42	0.57	(0.14)	(0.25)	(0.39)	$7.29	8.71%	0.28%	0.82%	2.20%	1.66%	28%	$183,818
2022	$8.99	0.16	(0.92)	(0.76)	(0.17)	(0.95)	(1.12)	$7.11	(10.05)%	0.28%	0.82%	1.96%	1.42%	36%	$162,186
2021	$7.38	0.11	2.06	2.17	(0.09)	(0.47)	(0.56)	$8.99	30.57%	0.32%	0.81%	1.30%	0.81%	44%	$268,579
2020	$7.84	0.10	0.59	0.69	(0.16)	(0.99)	(1.15)	$7.38	9.18%	0.49%	0.81%	1.41%	1.09%	109%	$213,077
2019	$8.51	0.13	0.10	0.23	(0.13)	(0.77)	(0.90)	$7.84	4.27%	0.76%	0.81%	1.62%	1.57%	78%	$200,468

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2024 (unaudited).
(4)Per-share amount was less than $0.005.
* The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
† Ratios for periods less than one year are annualized.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. These portfolio holdings are available on the fund's website at
americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

50

Notes

51

Notes

52

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Strategic Asset Allocations, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92640 2403

Semiannual Report

January 31, 2024

Strategic Allocation: Conservative Fund
Investor Class (TWSCX)
I Class (ACCIX)
A Class (ACCAX)
C Class (AACCX)
R Class (AACRX)
R5 Class (AACGX)
R6 Class (AACDX)

The Securities and Exchange Commission (SEC) adopted new rules that will require annual and semiannual reports to transition to a new format known as a Tailored Shareholder Report beginning in July 2024. The amendments will require the transmission of a concise report highlighting key fund information to investors. The detailed financial statements will remain available on our website, will be delivered to investors free of charge upon request, and will continue to be filed with the SEC.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending January 31, 2024. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Second-Half Rally Lifted Six-Month Returns

Elevated inflation, restrictive central bank policy, rising interest rates and economic uncertainty pummeled stocks in the first half of the six-month period. But a second-half rally left U.S. and global stocks with six-month gains.
Markets were generally cautious early in the reporting period. After lifting rates to a 22-year high range of 5.25% to 5.5% in July, the Federal Reserve (Fed) warned that persistent above-target inflation may require more tightening. Investors resumed a higher-for-longer interest rate outlook. Treasury yields rose sharply through October when the 10-year Treasury note topped 5% for the first time since 2007.

Nevertheless, the July rate hike proved to be the Fed’s last. Policymakers held rates steady through December when they penciled in three rate cuts for 2024. Against this backdrop, recession fears eased, yields declined and markets rallied. The Fed remained on pause following its January meeting. But Fed Board Chair Jerome Powell cautioned that although rate cuts were likely in 2024, they weren’t imminent, with inflation still above target. Elsewhere, central banks in Europe and the U.K. hiked rates early in the six-month period before pausing through January.

The late-period rally more than offset the earlier sell-off, and global stocks posted gains for the six months. U.S. stocks outperformed global and emerging markets indices. With central banks concluding their tightening campaigns, government bond yields declined overall, and U.S. and global bonds advanced.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, still-tight financial conditions, political uncertainty and slowing growth. In addition, the Israel-Hamas war and other tensions in the Middle East complicate the global backdrop and represent additional considerations for our investment teams.

Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re determined to meet today’s challenges. Thank you for your trust and confidence in American Century Investments.

With appreciation and respect,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

JANUARY 31, 2024
Types of Investments in Portfolio	% of net assets
Affiliated Funds	37.6%
U.S. Treasury Securities	23.0%
Common Stocks	18.1%
Sovereign Governments and Agencies	5.8%
Corporate Bonds	3.8%
Collateralized Loan Obligations	1.8%
Preferred Stocks	0.4%
Asset-Backed Securities	0.4%
Municipal Securities	0.4%
Collateralized Mortgage Obligations	0.3%
U.S. Government Agency Mortgage-Backed Securities	0.2%
Exchange-Traded Funds	—*
Rights	—*
Short-Term Investments	8.3%
Other Assets and Liabilities	(0.1)%
*Category is less than 0.05% of total net assets.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2023 to January 31, 2024.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 8/1/23	Ending Account Value 1/31/24	Expenses Paid During Period(1) 8/1/23 - 1/31/24	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,035.20	$3.68	0.72%
I Class	$1,000	$1,036.20	$2.66	0.52%
A Class	$1,000	$1,033.90	$4.96	0.97%
C Class	$1,000	$1,030.70	$8.78	1.72%
R Class	$1,000	$1,030.70	$6.23	1.22%
R5 Class	$1,000	$1,036.20	$2.66	0.52%
R6 Class	$1,000	$1,037.10	$1.89	0.37%
Hypothetical
Investor Class	$1,000	$1,021.52	$3.66	0.72%
I Class	$1,000	$1,022.52	$2.64	0.52%
A Class	$1,000	$1,020.26	$4.93	0.97%
C Class	$1,000	$1,016.49	$8.72	1.72%
R Class	$1,000	$1,019.00	$6.19	1.22%
R5 Class	$1,000	$1,022.52	$2.64	0.52%
R6 Class	$1,000	$1,023.28	$1.88	0.37%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

JANUARY 31, 2024 (UNAUDITED)

	Shares/Principal Amount	Value
AFFILIATED FUNDS(1) — 37.6%
American Century Diversified Corporate Bond ETF	389,060	$18,141,868
American Century Emerging Markets Bond ETF	155,611	5,883,107
American Century Focused Dynamic Growth ETF(2)	79,478	5,798,715
American Century Focused Large Cap Value ETF	91,722	5,691,314
American Century Multisector Income ETF	377,777	16,584,410
American Century Quality Diversified International ETF	192,473	8,912,135
American Century Short Duration Strategic Income ETF	31,790	1,625,130
American Century U.S. Quality Growth ETF	182,722	14,347,332
American Century U.S. Quality Value ETF	310,524	16,870,707
Avantis International Equity ETF	161,885	9,677,485
Avantis International Small Cap Value ETF(3)	26,212	1,607,582
Avantis U.S. Equity ETF	165,337	13,541,100
Avantis U.S. Small Cap Value ETF	37,254	3,248,549
TOTAL AFFILIATED FUNDS (Cost $101,362,914)		121,929,434
U.S. TREASURY SECURITIES — 23.0%
U.S. Treasury Bonds, 4.50%, 5/15/38	$1,000,000	1,049,785
U.S. Treasury Bonds, 2.25%, 5/15/41	1,250,000	939,160
U.S. Treasury Bonds, 2.00%, 11/15/41	1,350,000	964,670
U.S. Treasury Bonds, 2.375%, 2/15/42	7,000,000	5,299,219
U.S. Treasury Bonds, 3.00%, 5/15/42	430,000	359,302
U.S. Treasury Bonds, 4.75%, 11/15/43	50,000	52,945
U.S. Treasury Bonds, 2.50%, 2/15/45	1,700,000	1,267,563
U.S. Treasury Bonds, 3.00%, 5/15/45	600,000	487,570
U.S. Treasury Bonds, 3.00%, 11/15/45	850,000	687,803
U.S. Treasury Bonds, 1.875%, 2/15/51	1,000,000	614,063
U.S. Treasury Floating Rate Notes, VRN, 5.20%, (3-month USBMMY minus 0.08%), 4/30/24	750,000	749,730
U.S. Treasury Inflation-Indexed Bonds, 2.375%, 1/15/25	2,524,873	2,515,393
U.S. Treasury Inflation-Indexed Bonds, 2.375%, 1/15/27	456,774	463,091
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/42	679,435	553,968
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43	667,760	524,150
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/45	3,585,808	2,813,401
U.S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47	636,000	501,507
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/51	825,559	507,305
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/24	11,314,975	11,218,904
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/24	2,573,077	2,535,763
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/25	4,814,357	4,669,539
U.S. Treasury Inflation-Indexed Notes, 0.375%, 1/15/27	254,224	243,361
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27	3,556,125	3,363,733
U.S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28	4,356,835	4,148,660
U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/29	3,040,075	2,925,819
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/30	7,160,580	6,548,791
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/32	2,254,129	1,996,295
U.S. Treasury Notes, 2.25%, 8/15/27	300,000	283,348
U.S. Treasury Notes, 3.50%, 4/30/30	1,100,000	1,074,756
U.S. Treasury Notes, 0.625%, 5/15/30	1,250,000	1,022,998
6

	Shares/Principal Amount	Value
U.S. Treasury Notes, 4.375%, 11/30/30	$9,340,000	$9,589,553
U.S. Treasury Notes, 1.875%, 2/15/32(4)	4,200,000	3,609,047
U.S. Treasury Notes, 3.375%, 5/15/33	20,000	19,120
U.S. Treasury Notes, 4.50%, 11/15/33	135,000	140,991
U.S. Treasury Notes, VRN, 5.40%, (3-month USBMMY plus 0.13%), 7/31/25	1,000,000	998,985
TOTAL U.S. TREASURY SECURITIES (Cost $82,164,283)		74,740,288
COMMON STOCKS — 18.1%
Aerospace and Defense — 0.2%
Curtiss-Wright Corp.	844	187,849
General Dynamics Corp.	244	64,657
HEICO Corp.	512	91,950
Huntington Ingalls Industries, Inc.	578	149,656
Lockheed Martin Corp.	141	60,547
Melrose Industries PLC	20,198	150,545
Mercury Systems, Inc.(2)	513	15,216
Saab AB, B Shares	191	12,299
		732,719
Air Freight and Logistics — 0.1%
Cargojet, Inc.(3)	452	40,421
FedEx Corp.	143	34,505
GXO Logistics, Inc.(2)	517	28,114
InPost SA(2)	562	8,441
United Parcel Service, Inc., Class B	642	91,100
		202,581
Automobile Components — 0.3%
Aptiv PLC(2)	3,746	304,662
BorgWarner, Inc.	4,728	160,279
Cie Generale des Etablissements Michelin SCA	2,252	74,773
Continental AG	1,039	84,877
Hyundai Mobis Co. Ltd.	563	88,252
Linamar Corp.	1,590	75,417
Mobileye Global, Inc., Class A(2)(3)	2,491	64,417
Nifco, Inc.	600	15,571
Toyo Tire Corp.	1,600	26,493
		894,741
Automobiles — 0.2%
Bayerische Motoren Werke AG	1,253	130,378
Ferrari NV	322	112,293
Mercedes-Benz Group AG	1,880	126,924
Tesla, Inc.(2)	671	125,672
Volvo Car AB, Class B(2)	19,108	49,815
		545,082
Banks — 0.6%
Banco Bradesco SA	38,174	105,713
Banco do Brasil SA	2,300	26,248
Bank Central Asia Tbk. PT	277,300	167,774
Bank of America Corp.	3,619	123,082
Bankinter SA(3)	1,755	10,835
Barclays PLC	55,163	102,511
BNP Paribas SA	963	64,698
7

	Shares/Principal Amount	Value
BPER Banca	3,531	$12,736
Commerce Bancshares, Inc.	2,180	113,622
First Hawaiian, Inc.	3,769	81,750
Fukuoka Financial Group, Inc.	600	14,746
Hana Financial Group, Inc.	3,650	130,515
HDFC Bank Ltd., ADR	2,013	111,701
ING Groep NV, Series N	6,904	98,095
JPMorgan Chase & Co.	1,247	217,427
Mebuki Financial Group, Inc.	4,800	14,367
PNC Financial Services Group, Inc.	523	79,083
Prosperity Bancshares, Inc.	77	4,921
Regions Financial Corp.	5,077	94,788
Triumph Financial, Inc.(2)	261	18,440
Truist Financial Corp.	5,524	204,719
U.S. Bancorp	1,481	61,521
Westamerica Bancorporation	1,436	68,526
		1,927,818
Beverages — 0.2%
Ambev SA	17,900	47,293
Celsius Holdings, Inc.(2)	2,370	118,263
Coca-Cola Bottlers Japan Holdings, Inc.	1,400	19,001
Heineken NV	945	95,063
MGP Ingredients, Inc.	247	20,983
PepsiCo, Inc.	1,004	169,204
		469,807
Biotechnology — 0.4%
AbbVie, Inc.	980	161,112
ADMA Biologics, Inc.(2)	3,400	17,646
Alkermes PLC(2)	661	17,880
Amgen, Inc.	361	113,448
Amicus Therapeutics, Inc.(2)	9,817	122,025
Arcutis Biotherapeutics, Inc.(2)(3)	780	4,579
Argenx SE, ADR(2)	199	75,722
Biohaven Ltd.(2)	326	14,501
BioMarin Pharmaceutical, Inc.(2)	1,353	119,172
Blueprint Medicines Corp.(2)	276	21,950
Bridgebio Pharma, Inc.(2)	444	15,225
Celldex Therapeutics, Inc.(2)	134	4,720
Centessa Pharmaceuticals PLC, ADR(2)(3)	719	5,889
Cerevel Therapeutics Holdings, Inc.(2)	216	9,050
CSL Ltd.	603	118,416
Cytokinetics, Inc.(2)	347	27,111
Halozyme Therapeutics, Inc.(2)	614	20,784
ImmunoGen, Inc.(2)	638	18,706
Insmed, Inc.(2)	628	17,458
Karuna Therapeutics, Inc.(2)	13	4,074
Keros Therapeutics, Inc.(2)	260	14,394
Madrigal Pharmaceuticals, Inc.(2)	73	15,820
Mineralys Therapeutics, Inc.(2)(3)	598	6,524
Natera, Inc.(2)	2,409	158,849
Twist Bioscience Corp.(2)	401	12,992
8

	Shares/Principal Amount	Value
Vaxcyte, Inc.(2)	382	$27,282
Vertex Pharmaceuticals, Inc.(2)	137	59,373
Viking Therapeutics, Inc.(2)	3,654	88,208
		1,292,910
Broadline Retail — 0.2%
Alibaba Group Holding Ltd.	9,500	85,205
Amazon.com, Inc.(2)	2,703	419,505
B&M European Value Retail SA	1,143	7,491
JD.com, Inc., Class A	2,223	25,067
Ollie's Bargain Outlet Holdings, Inc.(2)	391	28,125
Pan Pacific International Holdings Corp.	5,100	110,244
Ryohin Keikaku Co. Ltd.	1,300	20,214
Savers Value Village, Inc.(2)	1,597	29,848
		725,699
Building Products — 0.3%
AZEK Co., Inc.(2)	1,442	55,604
Cie de Saint-Gobain SA	2,041	144,312
Fortune Brands Innovations, Inc.	372	28,863
Hayward Holdings, Inc.(2)	2,898	36,283
JELD-WEN Holding, Inc.(2)	2,098	39,023
Johnson Controls International PLC	4,078	214,870
Masco Corp.	1,049	70,587
Munters Group AB	1,333	21,276
Reliance Worldwide Corp. Ltd.	2,844	7,776
Trane Technologies PLC	791	199,372
		817,966
Capital Markets — 0.8%
Allfunds Group PLC	2,068	14,826
Ameriprise Financial, Inc.	231	89,358
ARES Management Corp., Class A	2,218	269,443
Bank of New York Mellon Corp.	5,902	327,325
BlackRock, Inc.	140	108,403
Bolsa Mexicana de Valores SAB de CV	12,727	25,866
Donnelley Financial Solutions, Inc.(2)	459	28,513
Evercore, Inc., Class A	94	16,143
Hamilton Lane, Inc., Class A	297	34,434
Intercontinental Exchange, Inc.	524	66,721
Intermediate Capital Group PLC	1,145	25,814
London Stock Exchange Group PLC	1,753	198,289
LPL Financial Holdings, Inc.	586	140,165
Man Group PLC	2,845	8,506
Morgan Stanley	2,156	188,089
MSCI, Inc.	578	346,002
Northern Trust Corp.	3,551	282,802
S&P Global, Inc.	344	154,232
Swissquote Group Holding SA	50	12,549
T Rowe Price Group, Inc.	1,859	201,609
TPG, Inc.	1,232	51,288
UBS Group AG(2)	4,494	134,517
		2,724,894
Chemicals — 0.4%
Air Liquide SA	956	178,900
9

	Shares/Principal Amount	Value
Air Products & Chemicals, Inc.	379	$96,914
Akzo Nobel NV	2,264	173,903
Arkema SA	486	52,893
Avient Corp.	3,140	113,699
DSM-Firmenich AG	1,518	160,499
Ecolab, Inc.	294	58,277
Element Solutions, Inc.	9,067	201,559
Kansai Paint Co. Ltd.	1,200	20,064
Linde PLC	243	98,374
Nissan Chemical Corp.	400	15,953
Shin-Etsu Chemical Co. Ltd.	3,000	118,087
Sika AG	347	95,792
Tokyo Ohka Kogyo Co. Ltd.	700	15,988
		1,400,902
Commercial Services and Supplies — 0.1%
Clean Harbors, Inc.(2)	177	29,729
Elis SA	1,450	31,881
GFL Environmental, Inc.	372	12,637
Park24 Co. Ltd.(2)	1,000	13,067
Republic Services, Inc.	1,906	326,155
SPIE SA	692	22,889
UniFirst Corp.	119	20,161
		456,519
Communications Equipment — 0.2%
Arista Networks, Inc.(2)	628	162,451
Ciena Corp.(2)	258	13,674
Cisco Systems, Inc.	2,828	141,909
F5, Inc.(2)	984	180,761
Juniper Networks, Inc.	3,110	114,946
Nokia OYJ	6,926	25,039
Telefonaktiebolaget LM Ericsson, B Shares	3,879	21,503
		660,283
Construction and Engineering — 0.1%
Construction Partners, Inc., Class A(2)	412	18,746
Eiffage SA	1,422	148,784
Kinden Corp.	400	6,666
Penta-Ocean Construction Co. Ltd.	800	4,286
Sacyr SA(3)	5,978	19,708
SNC-Lavalin Group, Inc.	520	17,246
Vinci SA	1,317	166,367
		381,803
Construction Materials — 0.1%
Eagle Materials, Inc.	103	23,307
James Hardie Industries PLC(2)	2,661	99,975
Summit Materials, Inc., Class A(2)	784	28,365
Taiheiyo Cement Corp.	800	16,466
		168,113
Consumer Finance†
American Express Co.	410	82,303
Consumer Staples Distribution & Retail — 0.3%
Costco Wholesale Corp.	145	100,758
10

	Shares/Principal Amount	Value
Dollar Tree, Inc.(2)	1,775	$231,851
Kobe Bussan Co. Ltd.	1,400	35,774
Koninklijke Ahold Delhaize NV	9,705	272,935
Kroger Co.	1,646	75,946
MatsukiyoCocokara & Co.	500	9,088
PriceSmart, Inc.	279	21,210
Redcare Pharmacy NV(2)	110	15,311
Sysco Corp.	1,630	131,916
Target Corp.	655	91,097
		985,886
Containers and Packaging — 0.3%
Amcor PLC	21,242	200,312
AptarGroup, Inc.	128	16,625
Avery Dennison Corp.	750	149,588
Ball Corp.	1,061	58,832
DS Smith PLC	22,098	78,792
Huhtamaki OYJ	383	15,032
Packaging Corp. of America	922	152,941
Smurfit Kappa Group PLC	4,266	158,972
Sonoco Products Co.	2,080	118,352
Verallia SA	2,207	77,828
		1,027,274
Distributors†
D'ieteren Group	136	27,473
LKQ Corp.	1,716	80,086
		107,559
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.(2)	756	74,277
Duolingo, Inc.(2)	442	79,069
European Wax Center, Inc., Class A(2)	1,987	29,487
Mister Car Wash, Inc.(2)(3)	1,974	16,384
Stride, Inc.(2)	408	24,460
		223,677
Diversified REITs — 0.1%
British Land Co. PLC	7,436	35,743
Charter Hall Group	1,956	15,256
Essential Properties Realty Trust, Inc.	3,035	75,602
Fibra Uno Administracion SA de CV	11,058	18,779
Land Securities Group PLC	12,436	104,844
WP Carey, Inc.	731	45,293
		295,517
Diversified Telecommunication Services — 0.2%
BCE, Inc.(3)	3,131	126,339
Cellnex Telecom SA	3,099	119,241
Internet Initiative Japan, Inc.	900	17,452
LG Uplus Corp.	5,452	41,742
Usen-Next Holdings Co. Ltd.	800	23,220
Verizon Communications, Inc.	3,827	162,074
		490,068
Electric Utilities — 0.3%
Duke Energy Corp.	2,145	205,555
11

	Shares/Principal Amount	Value
Edison International	3,268	$220,525
Evergy, Inc.	3,033	153,985
Eversource Energy	2,743	148,725
IDACORP, Inc.	144	13,332
NextEra Energy, Inc.	2,979	174,659
Pinnacle West Capital Corp.	1,652	113,823
		1,030,604
Electrical Equipment — 0.4%
AMETEK, Inc.	1,440	233,352
Eaton Corp. PLC	578	142,234
Emerson Electric Co.	2,520	231,160
Generac Holdings, Inc.(2)	140	15,914
NEXTracker, Inc., Class A(2)	830	37,574
Regal Rexnord Corp.	1,251	166,958
Schneider Electric SE	898	176,412
Signify NV	3,223	96,641
Vertiv Holdings Co., Class A	2,939	165,554
		1,265,799
Electronic Equipment, Instruments and Components — 0.3%
CDW Corp.	589	133,538
Celestica, Inc.(2)	570	19,585
Celestica, Inc. (Toronto)(2)(3)	423	14,539
Corning, Inc.	785	25,505
Fabrinet(2)	142	30,319
Keyence Corp.	300	134,219
Keysight Technologies, Inc.(2)	1,561	239,239
Littelfuse, Inc.	92	22,255
Mirion Technologies, Inc., Class A(2)	2,147	20,289
Spectris PLC	268	12,476
TE Connectivity Ltd.	989	140,626
		792,590
Energy Equipment and Services — 0.1%
Aker Solutions ASA	2,142	7,945
Baker Hughes Co.	3,963	112,946
Expro Group Holdings NV(2)	3,940	69,344
Schlumberger NV	2,982	145,223
Seadrill Ltd.(2)	2,138	92,404
TechnipFMC PLC	780	15,085
Transocean Ltd.(2)	3,252	17,756
		460,703
Entertainment — 0.2%
CTS Eventim AG & Co. KGaA	151	10,219
Electronic Arts, Inc.	784	107,863
Eventbrite, Inc., Class A(2)	2,909	24,348
Liberty Media Corp.-Liberty Formula One, Class C(2)	383	25,757
Spotify Technology SA(2)	1,445	311,181
Take-Two Interactive Software, Inc.(2)	930	153,385
Walt Disney Co.	606	58,206
		690,959
Financial Services — 0.2%
AvidXchange Holdings, Inc.(2)	1,858	20,364
12

	Shares/Principal Amount	Value
Block, Inc.(2)	186	$12,092
Edenred SE	1,956	116,829
Mastercard, Inc., Class A	318	142,855
Shift4 Payments, Inc., Class A(2)	320	22,979
Visa, Inc., Class A	913	249,486
		564,605
Food Products — 0.3%
Conagra Brands, Inc.	12,337	359,624
General Mills, Inc.	2,619	169,999
Glanbia PLC	767	13,736
J & J Snack Foods Corp.	161	25,636
Kerry Group PLC, A Shares	1,376	122,648
Kotobuki Spirits Co. Ltd.	600	8,073
Mondelez International, Inc., Class A	1,359	102,292
Morinaga & Co. Ltd.	600	11,452
Nomad Foods Ltd.(2)	2,932	52,747
Toyo Suisan Kaisha Ltd.	100	5,207
WK Kellogg Co.	1,355	17,601
Yamazaki Baking Co. Ltd.	600	14,227
		903,242
Gas Utilities — 0.1%
Atmos Energy Corp.	254	28,941
Brookfield Infrastructure Corp., Class A	439	15,369
Nippon Gas Co. Ltd.	1,000	15,491
ONE Gas, Inc.	1,327	81,438
Spire, Inc.	3,593	203,974
		345,213
Ground Transportation — 0.3%
Canadian Pacific Kansas City Ltd.	1,448	116,523
Heartland Express, Inc.	5,851	75,771
Knight-Swift Transportation Holdings, Inc.	645	37,010
Norfolk Southern Corp.	1,656	389,557
Schneider National, Inc., Class B	1,016	24,912
Uber Technologies, Inc.(2)	1,035	67,554
Union Pacific Corp.	513	125,136
XPO, Inc.(2)	1,456	124,401
		960,864
Health Care Equipment and Supplies — 0.6%
Alphatec Holdings, Inc.(2)	2,290	36,846
Becton Dickinson & Co.	438	104,599
ConvaTec Group PLC	4,611	14,033
DENTSPLY SIRONA, Inc.	2,670	92,783
Dexcom, Inc.(2)	2,837	344,270
Envista Holdings Corp.(2)	4,361	102,483
GE HealthCare Technologies, Inc.	2,121	155,597
Glaukos Corp.(2)	872	77,634
Hologic, Inc.(2)	1,719	127,962
Inari Medical, Inc.(2)	530	30,184
Inspire Medical Systems, Inc.(2)	443	93,415
Insulet Corp.(2)	386	73,676
Intuitive Surgical, Inc.(2)	222	83,965
13

	Shares/Principal Amount	Value
Lantheus Holdings, Inc.(2)	381	$19,785
SI-BONE, Inc.(2)	1,300	26,273
Terumo Corp.	4,300	145,563
TransMedics Group, Inc.(2)	291	24,959
Ypsomed Holding AG	48	16,943
Zimmer Biomet Holdings, Inc.	3,526	442,866
		2,013,836
Health Care Providers and Services — 0.6%
Acadia Healthcare Co., Inc.(2)	348	28,585
Amvis Holdings, Inc.	700	12,896
Cardinal Health, Inc.	1,395	152,320
Centene Corp.(2)	1,425	107,317
Chartwell Retirement Residences	7,835	69,874
Cigna Group	452	136,029
CVS Health Corp.	255	18,964
Encompass Health Corp.	352	25,006
HealthEquity, Inc.(2)	479	36,203
Henry Schein, Inc.(2)	4,272	319,716
Laboratory Corp. of America Holdings	763	169,615
NeoGenomics, Inc.(2)	1,828	27,146
Option Care Health, Inc.(2)	880	27,491
Quest Diagnostics, Inc.	2,160	277,409
R1 RCM, Inc.(2)	2,515	25,754
RadNet, Inc.(2)	554	20,481
UnitedHealth Group, Inc.	474	242,565
Universal Health Services, Inc., Class B	1,457	231,386
		1,928,757
Health Care REITs — 0.1%
Aedifica SA	179	11,665
CareTrust REIT, Inc.	1,359	28,430
Healthpeak Properties, Inc.	9,452	174,862
Ventas, Inc.	1,660	77,007
Welltower, Inc.	1,991	172,242
		464,206
Health Care Technology — 0.1%
Evolent Health, Inc., Class A(2)	901	26,499
Schrodinger, Inc.(2)	509	13,463
Veeva Systems, Inc., Class A(2)	513	106,401
		146,363
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	2,679	51,491
Invincible Investment Corp.	88	36,177
Japan Hotel REIT Investment Corp.	49	25,181
Ryman Hospitality Properties, Inc.	408	44,839
		157,688
Hotels, Restaurants and Leisure — 0.4%
Airbnb, Inc., Class A(2)	1,570	226,300
Chipotle Mexican Grill, Inc.(2)	79	190,293
DoorDash, Inc., Class A(2)	1,804	187,977
Greggs PLC	261	8,792
H World Group Ltd., ADR	2,510	79,743
14

	Shares/Principal Amount	Value
Hilton Worldwide Holdings, Inc.	2,212	$422,403
Planet Fitness, Inc., Class A(2)	485	32,863
Starbucks Corp.	833	77,494
Wingstop, Inc.	130	36,544
		1,262,409
Household Durables — 0.1%
Barratt Developments PLC	9,700	66,109
Bellway PLC	703	24,494
Sonos, Inc.(2)	1,461	22,762
Taylor Wimpey PLC	68,257	127,435
TopBuild Corp.(2)	83	30,638
		271,438
Household Products — 0.3%
Church & Dwight Co., Inc.	3,799	379,330
Colgate-Palmolive Co.	478	40,248
Henkel AG & Co. KGaA, Preference Shares	1,527	117,058
Kimberly-Clark Corp.	2,224	269,037
Procter & Gamble Co.	765	120,212
Reckitt Benckiser Group PLC	2,165	156,531
		1,082,416
Industrial Conglomerates†
Honeywell International, Inc.	504	101,939
Industrial REITs — 0.3%
Americold Realty Trust, Inc.	648	17,820
CapitaLand Ascendas REIT	25,200	54,614
EastGroup Properties, Inc.	290	51,455
GLP J-Reit(2)	22	19,642
Goodman Group	7,088	117,655
Mapletree Logistics Trust	13,500	15,523
Prologis, Inc.	4,448	563,517
Segro PLC	4,708	52,287
Terreno Realty Corp.	280	16,725
Tritax Big Box REIT PLC	12,715	26,620
Warehouses De Pauw CVA	453	13,254
		949,112
Insurance — 0.5%
Aflac, Inc.	928	78,268
AIA Group Ltd.	15,400	120,773
Allstate Corp.	1,775	275,569
Hamilton Insurance Group Ltd., Class B(2)	825	12,449
Hanover Insurance Group, Inc.	742	97,952
Kinsale Capital Group, Inc.	83	32,998
Marsh & McLennan Cos., Inc.	523	101,378
MetLife, Inc.	776	53,792
NN Group NV	3,733	153,009
Palomar Holdings, Inc.(2)	287	17,183
Prudential Financial, Inc.	801	84,049
Reinsurance Group of America, Inc.	1,288	223,970
RLI Corp.	124	16,910
Ryan Specialty Holdings, Inc., Class A(2)	2,593	112,329
Skyward Specialty Insurance Group, Inc.(2)	724	22,517
15

	Shares/Principal Amount	Value
Steadfast Group Ltd.	2,357	$9,120
Travelers Cos., Inc.	303	64,042
Willis Towers Watson PLC	764	188,173
		1,664,481
Interactive Media and Services — 0.4%
Alphabet, Inc., Class A(2)	4,169	584,077
Autohome, Inc., ADR	2,284	57,557
Baidu, Inc., Class A(2)	4,100	53,084
CAR Group Ltd.	1,013	21,750
Match Group, Inc.(2)	1,886	72,385
Meta Platforms, Inc., Class A(2)	679	264,905
Scout24 SE	167	12,296
Tencent Holdings Ltd.	6,500	225,623
		1,291,677
IT Services — 0.3%
Accenture PLC, Class A	427	155,377
Alten SA	58	8,968
Amdocs Ltd.	2,099	192,436
Cloudflare, Inc., Class A(2)	2,409	190,431
Globant SA(2)	56	13,205
Indra Sistemas SA(3)	1,129	20,045
International Business Machines Corp.	819	150,418
NEXTDC Ltd.(2)	18,431	166,859
Perficient, Inc.(2)	177	12,059
Snowflake, Inc., Class A(2)	325	63,583
		973,381
Leisure Products†
Brunswick Corp.	221	17,830
Sankyo Co. Ltd.	200	12,233
YETI Holdings, Inc.(2)	209	9,190
		39,253
Life Sciences Tools and Services — 0.5%
Agilent Technologies, Inc.	2,818	366,622
Avantor, Inc.(2)	3,319	76,304
Bio-Techne Corp.	2,352	165,393
Danaher Corp.	588	141,067
Gerresheimer AG	159	16,210
ICON PLC(2)	511	133,304
IQVIA Holdings, Inc.(2)	1,335	277,987
Mettler-Toledo International, Inc.(2)	247	295,706
Tecan Group AG(2)	29	11,070
Thermo Fisher Scientific, Inc.	287	154,687
		1,638,350
Machinery — 0.3%
ATS Corp.(2)	292	12,491
Cummins, Inc.	794	190,004
Deere & Co.	163	64,154
Fluidra SA	207	4,481
Graco, Inc.	946	80,694
Hoshizaki Corp.	500	18,191
IMI PLC	4,508	95,613
16

	Shares/Principal Amount	Value
Ingersoll Rand, Inc.	570	$45,520
Interpump Group SpA	240	11,864
Interroll Holding AG	1	2,921
KION Group AG	218	9,946
Konecranes OYJ	392	16,835
Organo Corp.	400	16,521
Oshkosh Corp.	1,024	112,742
Parker-Hannifin Corp.	635	294,957
Trelleborg AB, B Shares	256	7,792
Weir Group PLC	750	17,239
Xylem, Inc.	640	71,962
		1,073,927
Media — 0.2%
CyberAgent, Inc.	1,700	10,972
Fox Corp., Class B	5,955	178,710
Interpublic Group of Cos., Inc.	5,470	180,455
Omnicom Group, Inc.	987	89,205
Stroeer SE & Co. KGaA	55	3,229
Trade Desk, Inc., Class A(2)	2,733	187,019
WPP PLC	13,877	134,197
		783,787
Metals and Mining†
Alamos Gold, Inc., Class A	1,171	14,180
Capstone Copper Corp.(2)	10,947	53,902
ERO Copper Corp.(2)	2,837	44,419
MMC Norilsk Nickel PJSC(5)	949	—
		112,501
Multi-Utilities — 0.2%
CMS Energy Corp.	2,325	132,897
Northwestern Energy Group, Inc.	4,659	224,191
WEC Energy Group, Inc.	1,656	133,739
		490,827
Office REITs†
Alexandria Real Estate Equities, Inc.	516	62,384
Hudson Pacific Properties, Inc.	3,330	27,273
		89,657
Oil, Gas and Consumable Fuels — 0.4%
Cheniere Energy, Inc.	915	150,051
ConocoPhillips	1,614	180,558
Diamondback Energy, Inc.	730	112,230
Enterprise Products Partners LP	10,798	288,955
EOG Resources, Inc.	1,311	149,179
EQT Corp.	3,093	109,492
Excelerate Energy, Inc., Class A	2,173	33,290
Gaztransport Et Technigaz SA	119	16,684
Kosmos Energy Ltd.(2)	7,467	45,250
Occidental Petroleum Corp.	2,830	162,923
		1,248,612
Paper and Forest Products†
Louisiana-Pacific Corp.	287	19,100
Mondi PLC	1,998	35,807
17

	Shares/Principal Amount	Value
Stella-Jones, Inc.	615	$36,384
		91,291
Passenger Airlines — 0.1%
Southwest Airlines Co.	7,501	224,205
Personal Care Products — 0.1%
BellRing Brands, Inc.(2)	418	23,103
elf Beauty, Inc.(2)	228	36,373
Haleon PLC	27,789	112,872
Kenvue, Inc.	4,146	86,071
Rohto Pharmaceutical Co. Ltd.	600	12,277
		270,696
Pharmaceuticals — 0.6%
ALK-Abello AS(2)	1,033	16,669
Amylyx Pharmaceuticals, Inc.(2)	523	8,368
AstraZeneca PLC	1,572	208,411
AstraZeneca PLC, ADR	2,082	138,745
Bristol-Myers Squibb Co.	1,788	87,380
Catalent, Inc.(2)	522	26,956
Edgewise Therapeutics, Inc.(2)	673	12,000
Eli Lilly & Co.	122	78,764
GSK PLC	11,966	236,660
Intra-Cellular Therapies, Inc.(2)	445	29,966
Longboard Pharmaceuticals, Inc.(2)	237	5,034
Merck & Co., Inc.	1,182	142,762
Novo Nordisk AS, Class B	3,522	402,580
Roche Holding AG	762	216,954
Sanofi SA	1,162	116,369
Sanofi SA, ADR	2,064	102,994
Santen Pharmaceutical Co. Ltd.	1,700	17,174
UCB SA	1,183	111,280
Verona Pharma PLC, ADR(2)(3)	554	10,166
Zoetis, Inc.	545	102,356
		2,071,588
Professional Services — 0.2%
Adecco Group AG	2,686	116,151
BayCurrent Consulting, Inc.	3,400	79,047
CACI International, Inc., Class A(2)	59	20,280
First Advantage Corp.	650	10,640
FTI Consulting, Inc.(2)	75	14,371
Jacobs Solutions, Inc.	1,215	163,746
Korn Ferry	400	23,468
Paycor HCM, Inc.(2)	877	17,040
RELX PLC	4,355	179,748
TechnoPro Holdings, Inc.	700	16,138
Verisk Analytics, Inc.	607	146,609
		787,238
Real Estate Management and Development — 0.1%
Colliers International Group, Inc.(3)	133	15,612
Corp. Inmobiliaria Vesta SAB de CV(3)	5,185	19,702
CTP NV	2,059	35,135
DLF Ltd.	1,528	14,750
18

	Shares/Principal Amount	Value
FirstService Corp.	95	$15,925
FirstService Corp. (Toronto)	197	32,972
Mitsui Fudosan Co. Ltd.	3,300	82,842
PSP Swiss Property AG	172	22,893
Redfin Corp.(2)	2,005	16,361
Tokyu Fudosan Holdings Corp.	9,100	60,857
		317,049
Residential REITs — 0.2%
American Homes 4 Rent, Class A	1,978	69,329
Apartment Income REIT Corp.	1,285	42,007
AvalonBay Communities, Inc.	756	135,332
Boardwalk Real Estate Investment Trust	364	18,898
Canadian Apartment Properties REIT	675	23,431
Comforia Residential REIT, Inc.(3)	9	18,862
Essex Property Trust, Inc.	960	223,939
Invitation Homes, Inc.	1,985	65,366
UNITE Group PLC	1,081	13,811
		610,975
Retail REITs — 0.3%
Agree Realty Corp.	540	32,189
Brixmor Property Group, Inc.	2,058	46,182
Charter Hall Retail REIT	5,147	12,435
Kite Realty Group Trust	3,554	76,056
Link REIT	6,120	30,696
Realty Income Corp.	6,773	368,383
Regency Centers Corp.	2,804	175,727
Scentre Group	28,434	56,528
Simon Property Group, Inc.	836	115,878
Tanger, Inc.	1,372	36,907
Urban Edge Properties	2,223	38,391
		989,372
Semiconductors and Semiconductor Equipment — 0.8%
Advanced Micro Devices, Inc.(2)	1,240	207,936
AIXTRON SE	388	14,441
Analog Devices, Inc.	704	135,421
Applied Materials, Inc.	676	111,067
ARM Holdings PLC, ADR(2)	1,482	104,733
ASML Holding NV	239	207,353
Credo Technology Group Holding Ltd.(2)	1,428	29,288
Enphase Energy, Inc.(2)	519	54,043
FormFactor, Inc.(2)	282	10,933
GLOBALFOUNDRIES, Inc.(2)	440	24,191
Impinj, Inc.(2)	131	12,704
Infineon Technologies AG	2,666	97,194
Lattice Semiconductor Corp.(2)	172	10,468
MACOM Technology Solutions Holdings, Inc.(2)	423	36,475
Marvell Technology, Inc.	2,041	138,176
Monolithic Power Systems, Inc.	365	219,993
Nova Ltd.(2)	146	21,142
NVIDIA Corp.	832	511,905
Onto Innovation, Inc.(2)	231	37,306
19

	Shares/Principal Amount	Value
Power Integrations, Inc.	450	$33,732
Rambus, Inc.(2)	294	20,148
Silicon Laboratories, Inc.(2)	102	12,583
SUMCO Corp.	14,100	213,762
Taiwan Semiconductor Manufacturing Co. Ltd.	14,000	280,259
Teradyne, Inc.	1,606	155,124
Tokyo Seimitsu Co. Ltd.	200	12,955
		2,713,332
Software — 1.4%
Adobe, Inc.(2)	82	50,658
Altium Ltd.	397	12,754
Atlassian Corp., Class A(2)	445	111,148
Blackbaud, Inc.(2)	247	19,987
Bytes Technology Group PLC	2,303	19,119
Cadence Design Systems, Inc.(2)	1,403	404,709
Crowdstrike Holdings, Inc., Class A(2)	1,150	336,375
CyberArk Software Ltd.(2)	257	60,004
Dassault Systemes SE	2,509	130,062
Datadog, Inc., Class A(2)	2,331	290,070
Descartes Systems Group, Inc.(2)	101	8,844
DoubleVerify Holdings, Inc.(2)	776	31,048
Five9, Inc.(2)	546	41,420
Guidewire Software, Inc.(2)	352	39,311
HubSpot, Inc.(2)	514	314,054
JFrog Ltd.(2)	424	13,793
Klaviyo, Inc., Class A(2)	290	7,496
Manhattan Associates, Inc.(2)	1,417	343,708
Microsoft Corp.	3,074	1,222,161
Money Forward, Inc.(2)	500	19,516
nCino, Inc.(2)	651	20,493
Palantir Technologies, Inc., Class A(2)	9,449	152,034
Palo Alto Networks, Inc.(2)	564	190,920
Salesforce, Inc.(2)	591	166,124
SAP SE	1,179	204,258
ServiceNow, Inc.(2)	56	42,862
Sinch AB(2)(3)	3,957	12,152
SPS Commerce, Inc.(2)	248	45,582
Tenable Holdings, Inc.(2)	688	32,405
Workday, Inc., Class A(2)	186	54,139
		4,397,206
Specialized REITs — 0.4%
Big Yellow Group PLC	1,607	23,237
Digital Core REIT Management Pte. Ltd.	29,300	18,834
Digital Realty Trust, Inc.	1,224	171,923
Equinix, Inc.	363	301,207
Extra Space Storage, Inc.	854	123,352
Iron Mountain, Inc.	1,279	86,358
Public Storage	716	202,764
SBA Communications Corp.	411	92,006
VICI Properties, Inc.	5,883	177,196
		1,196,877
20

		Shares/Principal Amount	Value
Specialty Retail — 0.3%
Boot Barn Holdings, Inc.(2)		346	$24,822
Burlington Stores, Inc.(2)		776	148,332
CarMax, Inc.(2)		573	40,786
Home Depot, Inc.		650	229,424
Kingfisher PLC		41,247	114,680
Murphy USA, Inc.		65	22,914
Sanrio Co. Ltd.		400	16,703
TJX Cos., Inc.		1,468	139,328
Tractor Supply Co.		296	66,482
			803,471
Technology Hardware, Storage and Peripherals — 0.3%
Apple, Inc.		3,589	661,811
HP, Inc.		5,304	152,278
Samsung Electronics Co. Ltd.		2,472	134,321
			948,410
Textiles, Apparel and Luxury Goods — 0.3%
Asics Corp.		800	24,309
Crocs, Inc.(2)		147	14,918
Deckers Outdoor Corp.(2)		92	69,343
HUGO BOSS AG		1,794	112,043
Lululemon Athletica, Inc.(2)		434	196,958
LVMH Moet Hennessy Louis Vuitton SE		237	197,198
On Holding AG, Class A(2)		8,349	221,749
			836,518
Tobacco†
British American Tobacco PLC		4,643	136,892
Trading Companies and Distributors — 0.2%
AddTech AB, B Shares		396	8,169
Beacon Roofing Supply, Inc.(2)		1,879	155,750
Bunzl PLC		3,855	156,666
Diploma PLC		466	19,209
DNOW, Inc.(2)		2,688	27,122
Finning International, Inc.		628	18,175
Howden Joinery Group PLC		1,660	16,811
MRC Global, Inc.(2)		2,140	22,812
MSC Industrial Direct Co., Inc., Class A		1,189	117,331
Rexel SA		4,481	119,344
Seven Group Holdings Ltd.		772	18,069
SiteOne Landscape Supply, Inc.(2)		201	31,065
			710,523
Transportation Infrastructure†
Flughafen Zurich AG		40	8,253
Japan Airport Terminal Co. Ltd.		100	3,971
			12,224
Water Utilities†
SJW Group		359	21,375
TOTAL COMMON STOCKS (Cost $44,168,469)			58,552,559
SOVEREIGN GOVERNMENTS AND AGENCIES — 5.8%
Australia — 0.1%
Australia Government Bonds, 3.00%, 3/21/47	AUD	505,000	264,740
21

		Shares/Principal Amount	Value
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	285,000	$180,880
			445,620
Austria — 0.1%
Republic of Austria Government Bonds, 0.75%, 10/20/26(6)	EUR	140,000	144,048
Republic of Austria Government Bonds, 4.15%, 3/15/37(6)	EUR	101,000	122,073
			266,121
Belgium†
Kingdom of Belgium Government Bonds, 4.25%, 3/28/41(6)	EUR	47,000	57,699
Canada — 2.0%
Canada Government Bonds, 0.25%, 4/1/24	CAD	4,000,000	2,953,654
Canada Government Bonds, 0.25%, 3/1/26	CAD	1,150,000	793,380
Canada Government Bonds, 3.50%, 3/1/28	CAD	2,428,000	1,807,334
Province of British Columbia, 2.85%, 6/18/25	CAD	684,000	497,611
Province of Quebec, 5.75%, 12/1/36	CAD	325,000	279,602
Province of Quebec, 5.00%, 12/1/41	CAD	33,000	26,787
Province of Quebec, 3.50%, 12/1/48	CAD	102,000	67,036
			6,425,404
China — 0.5%
China Government Bonds, 3.39%, 3/16/50	CNY	10,340,000	1,626,022
Denmark†
Denmark Government Bonds, 0.50%, 11/15/27	DKK	517,000	70,349
Denmark Government Bonds, 4.50%, 11/15/39	DKK	260,000	47,542
			117,891
Finland — 0.5%
Finland Government Bonds, 4.00%, 7/4/25(6)	EUR	173,000	190,256
Finland Government Bonds, 0.125%, 4/15/36(6)	EUR	1,750,000	1,364,766
			1,555,022
France — 0.6%
French Republic Government Bonds OAT, 2.50%, 5/25/30	EUR	1,170,000	1,270,390
French Republic Government Bonds OAT, 0.00%, 11/25/31(7)	EUR	850,000	758,177
			2,028,567
Germany†
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/52(7)	EUR	60,000	33,240
Ireland — 0.1%
Ireland Government Bonds, 3.40%, 3/18/24	EUR	196,000	211,822
Italy — 0.4%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	263,000	278,427
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	971,000	1,032,507
			1,310,934
Japan — 0.7%
Japan Government Thirty Year Bonds, 1.40%, 12/20/45	JPY	11,400,000	74,894
Japan Government Thirty Year Bonds, 1.40%, 3/20/53	JPY	242,800,000	1,513,173
Japan Government Thirty Year Bonds, 1.20%, 6/20/53	JPY	47,500,000	281,183
Japan Government Thirty Year Bonds, 1.80%, 9/20/53	JPY	35,600,000	243,498
			2,112,748
Malaysia — 0.1%
Malaysia Government Bonds, 3.96%, 9/15/25	MYR	785,000	167,410
Mexico — 0.1%
Mexico Government International Bonds, 4.15%, 3/28/27		$400,000	395,214
22

		Shares/Principal Amount	Value
Netherlands — 0.1%
Netherlands Government Bonds, 0.50%, 7/15/26(6)	EUR	401,000	$414,356
Netherlands Government Bonds, 2.75%, 1/15/47(6)	EUR	63,000	69,448
			483,804
Norway†
Norway Government Bonds, 1.75%, 2/17/27(6)	NOK	1,510,000	136,472
Spain — 0.1%
Spain Government Bonds, 1.60%, 4/30/25(6)	EUR	164,000	174,156
Spain Government Bonds, 5.15%, 10/31/28(6)	EUR	16,000	19,191
Spain Government Bonds, 5.15%, 10/31/44(6)	EUR	30,000	39,384
			232,731
Switzerland — 0.1%
Swiss Confederation Government Bonds, 1.25%, 5/28/26	CHF	253,000	295,407
Thailand — 0.1%
Thailand Government Bonds, 3.85%, 12/12/25	THB	9,350,000	271,075
United Kingdom — 0.2%
U.K. Gilts, 0.125%, 1/30/26	GBP	600,000	705,825
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $21,204,941)			18,879,028
CORPORATE BONDS — 3.8%
Automobiles†
BMW Finance NV, 0.875%, 4/3/25	EUR	50,000	52,497
Banks — 1.4%
Avi Funding Co. Ltd., 3.80%, 9/16/25(6)		$102,000	100,127
Banco Santander SA, 2.50%, 3/18/25	EUR	200,000	213,096
Bank of America Corp., 2.30%, 7/25/25	GBP	100,000	121,792
Bank of America Corp., VRN, 5.47%, 1/23/35		$180,000	183,373
Bank of Montreal, VRN, 5.61%, (SOFR plus 0.30%), 7/8/24		750,000	750,160
CaixaBank SA, VRN, 2.25%, 4/17/30	EUR	100,000	105,080
Citigroup, Inc., VRN, 3.67%, 7/24/28		$55,000	52,642
Citigroup, Inc., VRN, 6.27%, 11/17/33		40,000	42,944
Commerzbank AG, 4.00%, 3/23/26	EUR	220,000	238,285
European Financial Stability Facility, 2.125%, 2/19/24	EUR	351,000	379,037
European Financial Stability Facility, 0.40%, 5/31/26	EUR	400,000	411,117
European Financial Stability Facility, 2.35%, 7/29/44	EUR	62,000	59,536
European Union, 0.00%, 7/4/31(7)	EUR	400,000	356,877
HSBC Bank PLC, VRN, 5.375%, 11/4/30	GBP	90,000	112,391
ING Groep NV, 2.125%, 1/10/26	EUR	300,000	316,885
JPMorgan Chase & Co., VRN, 4.01%, 4/23/29		$3,000	2,901
Lloyds Bank PLC, 7.625%, 4/22/25	GBP	80,000	103,618
Toronto-Dominion Bank, VRN, 5.875%, 5/1/24		$1,000,000	999,329
Wells Fargo & Co., VRN, 5.39%, 4/24/34		75,000	75,702
			4,624,892
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36		180,000	177,988
Chemicals†
MEGlobal BV, 4.25%, 11/3/26(6)		34,000	32,828
Commercial Services and Supplies†
Waste Connections, Inc., 2.95%, 1/15/52		112,000	77,437
Containers and Packaging†
Sealed Air Corp., 5.125%, 12/1/24(6)		25,000	24,897
23

		Shares/Principal Amount	Value
Diversified Consumer Services†
Duke University, 3.30%, 10/1/46		$60,000	$47,149
Diversified Telecommunication Services — 0.1%
AT&T, Inc., 2.60%, 12/17/29	EUR	100,000	104,290
AT&T, Inc., 4.90%, 8/15/37		$85,000	82,273
Sprint Capital Corp., 6.875%, 11/15/28		89,000	96,213
Turk Telekomunikasyon AS, 4.875%, 6/19/24(6)		80,000	79,424
			362,200
Electric Utilities — 0.3%
Duke Energy Carolinas LLC, 3.20%, 8/15/49		190,000	136,073
Duke Energy Florida LLC, 3.85%, 11/15/42		80,000	65,510
Duke Energy Progress LLC, 4.15%, 12/1/44		9,000	7,638
MidAmerican Energy Co., 4.40%, 10/15/44		40,000	35,459
NextEra Energy Capital Holdings, Inc., 5.25%, 2/28/53		57,000	54,944
Northern States Power Co., 3.20%, 4/1/52		120,000	86,573
Northern States Power Co., 5.10%, 5/15/53		80,000	79,431
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 3.00%, 6/30/30		375,000	327,659
			793,287
Financial Services — 1.3%
Fiore Capital LLC, VRDN, 5.45%, 2/7/24 (LOC: Wells Fargo Bank N.A.)		1,305,000	1,305,000
Gulf Gate Apartments LLC, VRN, 5.44%, (Acquired 9/29/03 - 11/10/03, Cost $3,000,000), 9/1/28(8)		3,000,000	3,000,000
			4,305,000
Ground Transportation†
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		16,000	14,875
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		100,000	88,034
			102,909
Health Care Providers and Services — 0.1%
DaVita, Inc., 4.625%, 6/1/30(6)		370,000	327,655
Kaiser Foundation Hospitals, 3.00%, 6/1/51		130,000	91,612
			419,267
Hotels, Restaurants and Leisure†
MGM Resorts International, 4.625%, 9/1/26		8,000	7,779
Household Durables†
Meritage Homes Corp., 5.125%, 6/6/27		40,000	39,248
Insurance — 0.1%
AXA SA, VRN, 3.375%, 7/6/47	EUR	200,000	211,755
Interactive Media and Services†
Tencent Holdings Ltd., 3.80%, 2/11/25(6)		$61,000	60,163
Metals and Mining — 0.1%
Minera Mexico SA de CV, 4.50%, 1/26/50(6)		158,000	123,359
Multi-Utilities†
Dominion Energy, Inc., 4.90%, 8/1/41		70,000	64,392
Oil, Gas and Consumable Fuels — 0.1%
Antero Resources Corp., 7.625%, 2/1/29(6)		75,000	77,278
BP Capital Markets America, Inc., 3.06%, 6/17/41		130,000	99,753
Energy Transfer LP, 5.75%, 4/1/25		25,000	25,006
MEG Energy Corp., 5.875%, 2/1/29(6)		100,000	97,653
Southwestern Energy Co., 5.70%, 1/23/25		5,000	4,973
			304,663
24

	Shares/Principal Amount	Value
Passenger Airlines — 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(6)	$170,019	$168,299
Pharmaceuticals†
Viatris, Inc., 4.00%, 6/22/50	164,000	116,176
Software†
Oracle Corp., 3.60%, 4/1/40	95,000	76,032
Transportation Infrastructure — 0.1%
DP World Crescent Ltd., 4.85%, 9/26/28	175,000	173,103
TOTAL CORPORATE BONDS (Cost $13,192,549)		12,365,320
COLLATERALIZED LOAN OBLIGATIONS — 1.8%
ARES XLVII CLO Ltd., Series 2018-47A, Class C, VRN, 7.33%, (3-month SOFR plus 2.01%), 4/15/30(6)	250,000	248,351
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class CR3, VRN, 8.18%, (3-month SOFR plus 2.86%), 4/22/32(6)	750,000	751,588
Cerberus Loan Funding XXVIII LP, Series 2020-1A, Class A, VRN, 7.43%, (3-month SOFR plus 2.11%), 10/15/31(6)	180,063	180,068
Cerberus Loan Funding XXXI LP, Series 2021-1A, Class A, VRN, 7.08%, (3-month SOFR plus 1.76%), 4/15/32(6)	239,785	239,744
CIFC Funding Ltd., Series 2017-5A, Class B, VRN, 7.43%, (3-month SOFR plus 2.11%), 11/16/30(6)	400,000	398,836
Cook Park CLO Ltd., Series 2018-1A, Class C, VRN, 7.33%, (3-month SOFR plus 2.01%), 4/17/30(6)	750,000	742,268
Dewolf Park CLO Ltd., Series 2017-1A, Class CR, VRN, 7.43%, (3-month SOFR plus 2.11%), 10/15/30(6)	250,000	249,220
Eaton Vance CLO Ltd., Series 2015-1A, Class CR, VRN, 7.48%, (3-month SOFR plus 2.16%), 1/20/30(6)	250,000	250,016
Elevation CLO Ltd., Series 2018-9A, Class B, VRN, 7.33%, (3-month SOFR plus 2.01%), 7/15/31(6)	350,000	350,349
GoldenTree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 6.70%, (3-month SOFR plus 1.38%), 7/20/31(6)	216,669	217,134
KKR CLO Ltd., Series 2018, Class CR, VRN, 7.66%, (3-month SOFR plus 2.36%), 7/18/30(6)	250,000	250,751
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 7.69%, (3-month SOFR plus 2.36%), 1/25/32(6)	350,000	351,382
Marathon CLO Ltd., Series 2021-17A, Class B1, VRN, 8.26%, (3-month SOFR plus 2.94%), 1/20/35(6)	325,000	325,077
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 6.90%, (1-month SOFR plus 1.56%), 10/16/36(6)	518,000	496,647
Rockford Tower CLO Ltd., Series 2020-1A, Class C, VRN, 7.93%, (3-month SOFR plus 2.61%), 1/20/32(6)	275,000	275,756
Sound Point CLO IX Ltd., Series 2015-2A, Class CRRR, VRN, 8.08%, (3-month SOFR plus 2.76%), 7/20/32(6)	550,000	549,174
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $5,890,373)		5,876,361
PREFERRED STOCKS — 0.4%
Automobiles — 0.1%
Volkswagen International Finance NV, 3.875%	300,000	297,490
Electric Utilities†
Electricite de France SA, 3.375%	200,000	192,724
Insurance — 0.2%
Allianz SE, 2.625%	200,000	171,005
25

	Shares/Principal Amount	Value
Allianz SE, 3.375%	200,000	$214,647
Intesa Sanpaolo Vita SpA, 4.75%	200,000	215,337
		600,989
Oil, Gas and Consumable Fuels — 0.1%
Eni SpA, 3.375%	300,000	299,935
TOTAL PREFERRED STOCKS (Cost $1,836,894)		1,391,138
ASSET-BACKED SECURITIES — 0.4%
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(6)	$246,719	216,742
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A, SEQ, 2.94%, 5/25/29(6)	30,094	29,393
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 8/17/37(6)	400,000	376,829
Lunar Aircraft Ltd., Series 2020-1A, Class A, SEQ, 3.38%, 2/15/45(6)	395,606	351,702
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(6)	315,263	282,961
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(6)	79,808	78,187
TOTAL ASSET-BACKED SECURITIES (Cost $1,472,622)		1,335,814
MUNICIPAL SECURITIES — 0.4%
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	9,000	10,909
New York City GO, 6.27%, 12/1/37	40,000	44,744
North Dakota Housing Finance Agency Rev., VRDN, 5.40%, 2/7/24 (SBBPA: Royal Bank of Canada)	750,000	750,000
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	49,757
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	125,000	87,126
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	180,000	196,136
State of California GO, 4.60%, 4/1/38	40,000	38,575
State of California GO, 7.60%, 11/1/40	65,000	83,091
State of Washington GO, 5.14%, 8/1/40	5,000	5,153
Texas Natural Gas Securitization Finance Corp. Rev., 5.17%, 4/1/41	30,000	31,298
TOTAL MUNICIPAL SECURITIES (Cost $1,313,910)		1,296,789
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
Private Sponsor Collateralized Mortgage Obligations — 0.2%
COLT Mortgage Loan Trust, Series 2021-3, Class M1, VRN, 2.30%, 9/27/66(6)	700,000	471,179
JP Morgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.75%, 10/25/29(6)	35,376	33,911
Radnor RE Ltd., Series 2021-1, Class M1B, VRN, 7.04%, (30-day average SOFR plus 1.70%), 12/27/33(6)	64,068	64,105
SoFi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(6)	11,381	9,988
		579,183
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FNMA, Series 2014-C02, Class 2M2, VRN, 8.06%, (30-day average SOFR plus 2.71%), 5/25/24	91,989	92,461
26

	Shares/Principal Amount	Value
FNMA, Series 2024-R01, Class 1M1, VRN, 6.39%, (30-day average SOFR plus 1.05%), 1/25/44(6)	$300,000	$300,024
		392,485
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,202,731)		971,668
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.2%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities†
FHLMC, VRN, 5.59%, (1-year RFUCC plus 1.87%), 7/1/36	2,852	2,926
FHLMC, VRN, 6.19%, (1-year H15T1Y plus 2.14%), 10/1/36	7,878	8,069
FHLMC, VRN, 5.45%, (1-year H15T1Y plus 2.26%), 4/1/37	27,295	27,931
FHLMC, VRN, 6.10%, (1-year RFUCC plus 1.89%), 7/1/41	8,893	8,901
FNMA, VRN, 7.44%, (6-month RFUCC plus 1.57%), 6/1/35	11,660	11,869
FNMA, VRN, 7.44%, (6-month RFUCC plus 1.57%), 6/1/35	9,376	9,540
FNMA, VRN, 7.30%, (6-month RFUCC plus 1.54%), 9/1/35	1,832	1,859
FNMA, VRN, 5.88%, (1-year H15T1Y plus 2.15%), 3/1/38	25,537	26,194
		97,289
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.2%
FHLMC, 6.00%, 2/1/38	45,418	47,333
GNMA, 8.00%, 7/15/24	103	103
GNMA, 8.00%, 9/15/24	128	128
GNMA, 9.00%, 4/20/25	60	60
GNMA, 7.50%, 10/15/25	319	319
GNMA, 7.50%, 2/15/26	2,183	2,194
GNMA, 8.25%, 7/15/26	5,421	5,413
GNMA, 7.00%, 12/15/27	6,463	6,490
GNMA, 6.50%, 3/15/28	4,223	4,364
GNMA, 6.50%, 4/15/28	218	225
GNMA, 6.00%, 10/15/28	3,725	3,856
GNMA, 7.00%, 5/15/31	1,898	1,972
GNMA, 5.50%, 11/15/32	10,994	11,339
GNMA, 6.50%, 10/15/38	196,918	209,454
GNMA, 4.50%, 6/15/41	66,205	65,710
GNMA, 3.50%, 6/20/42	95,382	89,737
		448,697
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $553,411)		545,986
EXCHANGE-TRADED FUNDS†
iShares Core S&P 500 ETF	100	48,520
iShares MSCI EAFE Small-Cap ETF	41	2,473
TOTAL EXCHANGE-TRADED FUNDS (Cost $51,192)		50,993
RIGHTS†
Construction and Engineering†
Sacyr SA(2) (Cost $407)	120	395
SHORT-TERM INVESTMENTS — 8.3%
Commercial Paper(9) — 4.6%
ANZ New Zealand International Ltd., 5.92%, 6/3/24(6)	$1,000,000	981,776
BPCE SA, 5.89%, 2/15/24(6)	1,000,000	997,784
Canadian Imperial Holdings, Inc., 5.88%, 3/19/24(6)	500,000	496,416
Chesham Finance Ltd./Chesham Finance LLC, 5.87%, 3/13/24 (LOC: BNP Paribas)(6)	1,150,000	1,142,802
Concord Minutemen Capital Co. LLC, 5.60%, 3/18/24(6)	750,000	750,165
27

	Shares/Principal Amount	Value
DNB Bank ASA, 5.87%, 4/12/24(6)	$1,750,000	$1,731,599
JP Morgan Securities LLC, VRN, 5.68%, (SOFR plus 0.37%), 1/27/25(6)	2,500,000	2,501,197
JP Morgan Securities LLC, VRN, 5.93%, (SOFR plus 0.61%), 10/21/24(6)	500,000	501,030
Mainbeach Funding LLC, 5.50%, 2/1/24(6)	1,800,000	1,799,732
Old Line Funding LLC, VRN, 5.80%, (SOFR plus 0.48%), 6/7/24(6)	2,000,000	2,002,381
UBS AG, 5.56%, 8/19/24(6)	750,000	750,000
Versailles Commercial Paper LLC, 5.81%, 2/6/24(6)	1,250,000	1,248,889
		14,903,771
Money Market Funds — 2.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	8,996,615	8,996,615
State Street Navigator Securities Lending Government Money Market Portfolio(10)	552,358	552,358
		9,548,973
Treasury Bills(9) — 0.8%
U.S. Treasury Bills, 5.53%, 2/27/24	1,075,000	1,070,918
U.S. Treasury Bills, 5.54%, 3/5/24	975,000	970,308
U.S. Treasury Bills, 5.19%, 6/13/24	500,000	490,622
		2,531,848
TOTAL SHORT-TERM INVESTMENTS (Cost $26,978,090)		26,984,592
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $301,392,786)		324,920,365
OTHER ASSETS AND LIABILITIES — (0.1)%		(204,136)
TOTAL NET ASSETS — 100.0%		$324,716,229
28

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	1,547,526	USD	308,794	JPMorgan Chase Bank N.A.	3/15/24	$2,380
CAD	4,704	USD	3,546	Goldman Sachs & Co.	3/28/24	(45)
CAD	3,479	USD	2,633	Goldman Sachs & Co.	3/28/24	(43)
CAD	9,998	USD	7,494	Goldman Sachs & Co.	3/28/24	(52)
CAD	4,738	USD	3,554	Goldman Sachs & Co.	3/28/24	(27)
CAD	11,328	USD	8,486	Goldman Sachs & Co.	3/28/24	(54)
CAD	6,085	USD	4,553	Goldman Sachs & Co.	3/28/24	(24)
CAD	1,889	USD	1,412	Goldman Sachs & Co.	3/28/24	(6)
CAD	9,293	USD	6,939	Goldman Sachs & Co.	3/28/24	(22)
CAD	4,390	USD	3,264	Goldman Sachs & Co.	3/28/24	4
CAD	7,823	USD	5,796	Goldman Sachs & Co.	3/28/24	27
CAD	2,604	USD	1,933	Goldman Sachs & Co.	3/28/24	6
CAD	6,940	USD	5,173	Goldman Sachs & Co.	3/28/24	(7)
CAD	7,912	USD	5,878	Goldman Sachs & Co.	3/28/24	11
CAD	2,208	USD	1,649	Goldman Sachs & Co.	3/28/24	(6)
USD	5,496,157	CAD	7,454,218	UBS AG	3/15/24	(51,374)
USD	94,845	CAD	126,843	Goldman Sachs & Co.	3/28/24	430
USD	103,041	CAD	137,805	Goldman Sachs & Co.	3/28/24	467
USD	78,727	CAD	105,288	Goldman Sachs & Co.	3/28/24	357
USD	3,926	CAD	5,242	Goldman Sachs & Co.	3/28/24	24
USD	2,125	CAD	2,816	Goldman Sachs & Co.	3/28/24	29
USD	4,070	CAD	5,429	Goldman Sachs & Co.	3/28/24	29
USD	3,265	CAD	4,391	Goldman Sachs & Co.	3/28/24	(4)
USD	2,923	CAD	3,931	Goldman Sachs & Co.	3/28/24	(3)
USD	1,054	CAD	1,424	Goldman Sachs & Co.	3/28/24	(6)
USD	2,487	CAD	3,347	Goldman Sachs & Co.	3/28/24	(5)
USD	1,009	CAD	1,353	Goldman Sachs & Co.	3/28/24	2
USD	796	CAD	1,068	Goldman Sachs & Co.	3/28/24	1
CNY	12,478,148	USD	1,761,953	UBS AG	3/15/24	(5,235)
COP	709,322,525	USD	172,525	Goldman Sachs & Co.	3/15/24	8,246
CZK	5,496,183	USD	242,990	Morgan Stanley	3/15/24	(4,019)
EUR	146,570	USD	162,730	Morgan Stanley	3/15/24	(4,051)
EUR	40,000	USD	43,460	Morgan Stanley	3/15/24	(156)
EUR	913	USD	999	JPMorgan Chase Bank N.A.	3/28/24	(10)
EUR	5,099	USD	5,611	JPMorgan Chase Bank N.A.	3/28/24	(87)
EUR	18,830	USD	20,655	JPMorgan Chase Bank N.A.	3/28/24	(259)
EUR	964	USD	1,058	Morgan Stanley	3/28/24	(14)
USD	2,959,681	EUR	2,735,304	UBS AG	3/15/24	(1,593)
USD	12,725	EUR	11,597	Bank of America N.A.	3/28/24	163
USD	997	EUR	914	Bank of America N.A.	3/28/24	7
USD	289,868	EUR	264,171	Bank of America N.A.	3/28/24	3,712
USD	23,630	EUR	21,489	Bank of America N.A.	3/28/24	353
USD	1,453	EUR	1,339	Bank of America N.A.	3/28/24	3
USD	5,440	EUR	5,003	Bank of America N.A.	3/28/24	21
USD	12,728	EUR	11,597	JPMorgan Chase Bank N.A.	3/28/24	165
USD	289,920	EUR	264,171	JPMorgan Chase Bank N.A.	3/28/24	3,764
USD	3,156	EUR	2,903	JPMorgan Chase Bank N.A.	3/28/24	12
USD	1,666	EUR	1,530	JPMorgan Chase Bank N.A.	3/28/24	8
USD	12,728	EUR	11,597	Morgan Stanley	3/28/24	165
29

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	289,920	EUR	264,171	Morgan Stanley	3/28/24	$3,764
GBP	100,000	USD	126,699	Morgan Stanley	2/5/24	34
GBP	105,247	USD	133,461	JPMorgan Chase Bank N.A.	3/5/24	(48)
GBP	5,103	USD	6,454	Goldman Sachs & Co.	3/28/24	16
GBP	4,139	USD	5,271	Goldman Sachs & Co.	3/28/24	(23)
GBP	3,740	USD	4,752	Goldman Sachs & Co.	3/28/24	(10)
GBP	7,725	USD	9,800	Goldman Sachs & Co.	3/28/24	(5)
GBP	4,150	USD	5,281	Goldman Sachs & Co.	3/28/24	(19)
USD	126,806	GBP	100,000	Bank of America N.A.	2/5/24	73
USD	210,255	GBP	165,866	Goldman Sachs & Co.	3/28/24	(38)
HUF	42,504,244	USD	119,560	UBS AG	3/18/24	(415)
IDR	7,102,765,175	USD	458,710	Morgan Stanley	3/15/24	(8,707)
JPY	184,933,752	USD	1,268,472	Goldman Sachs & Co.	2/5/24	(11,376)
JPY	185,625,563	USD	1,267,892	JPMorgan Chase Bank N.A.	3/5/24	(346)
USD	1,257,533	JPY	184,933,752	JPMorgan Chase Bank N.A.	2/5/24	437
KRW	514,678,719	USD	392,705	Bank of America N.A.	3/15/24	(6,145)
MXN	7,358,569	USD	414,646	Goldman Sachs & Co.	3/15/24	9,917
MYR	1,209,062	USD	261,136	Morgan Stanley	3/15/24	(4,213)
PLN	1,204,283	USD	299,803	Morgan Stanley	3/15/24	805
THB	4,267,402	USD	121,601	Morgan Stanley	3/15/24	(923)
ZAR	4,990,441	USD	261,871	Goldman Sachs & Co.	3/15/24	3,743
						$(60,195)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Bobl 5-Year Bonds	23	March 2024	$2,946,194	$7,669
Euro-Bund 10-Year Bonds	13	March 2024	1,908,571	10,938
Korean Treasury 10-Year Bonds	7	March 2024	596,336	7,104
U.K. Gilt 10-Year Bonds	24	March 2024	3,040,608	96,995
U.S. Treasury 2-Year Notes	13	March 2024	2,673,531	21,912
U.S. Treasury 5-Year Notes	165	March 2024	17,884,453	303,663
U.S. Treasury 10-Year Ultra Notes	43	March 2024	5,025,625	141,682
			$34,075,318	$589,963
^Amount represents value and unrealized appreciation (depreciation).

30

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 37	Buy	(5.00)%	12/20/26		$2,816,880	$(76,671)	$(127,257)	$(203,928)
Markit iTraxx Europe Crossover Index Series 40	Sell	5.00%	12/20/28	EUR	679,000	8,825	47,433	56,258
						$(67,846)	$(79,824)	$(147,670)
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.
31

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
AUD	–	Australian Dollar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
CHF	–	Swiss Franc
CNY	–	Chinese Yuan
COP	–	Colombian Peso
CVA	–	Certificaten Van Aandelen
CZK	–	Czech Koruna
DKK	–	Danish Krone
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
GBP	–	British Pound
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
JPY	–	Japanese Yen
KRW	–	South Korean Won
LOC	–	Letter of Credit
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
PLN	–	Polish Zloty
RFUCC	–	FTSE USD IBOR Consumer Cash Fallbacks
SBBPA	–	Standby Bond Purchase Agreement
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
THB	–	Thai Baht
USBMMY	–	U.S. Treasury Bill Money Market Yield
USD	–	United States Dollar
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
ZAR	–	South African Rand
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $632,993. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $958,975.
(5)Security may be subject to resale, redemption or transferability restrictions.
(6)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The
32

aggregate value of these securities at the period end was $26,818,685, which represented 8.3% of total net assets.
(7)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(8)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $3,000,000, which represented 0.9% of total net assets.
(9)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(10)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $656,670, which includes securities collateral of $104,312.

See Notes to Financial Statements.
33

Statement of Assets and Liabilities

JANUARY 31, 2024 (UNAUDITED)
Assets
Investment securities - unaffiliated, at value (cost of $199,477,514) — including $350,875 of securities on loan	$202,438,573
Investment securities - affiliated, at value (cost of $101,362,914) — including $282,118 of securities on loan	121,929,434
Investment made with cash collateral received for securities on loan, at value (cost of $552,358)	552,358
Total investment securities, at value (cost of $301,392,786)	324,920,365
Foreign currency holdings, at value (cost of $61,960)	49,811
Receivable for investments sold	943,481
Receivable for capital shares sold	58,336
Receivable for variation margin on futures contracts	195,970
Receivable for variation margin on swap agreements	5,505
Unrealized appreciation on forward foreign currency exchange contracts	39,175
Interest and dividends receivable	771,181
Securities lending receivable	6,264
326,990,088

Liabilities
Disbursements in excess of demand deposit cash	131,281
Payable for collateral received for securities on loan	552,358
Payable for investments purchased	218,876
Payable for capital shares redeemed	1,084,593
Unrealized depreciation on forward foreign currency exchange contracts	99,370
Accrued management fees	163,303
Distribution and service fees payable	24,078
2,273,859

Net Assets	$324,716,229

Net Assets Consist of:
Capital (par value and paid-in surplus)	$300,064,359
Distributable earnings (loss)	24,651,870
$324,716,229

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$119,271,781	22,220,339	$5.37
I Class, $0.01 Par Value	$24,696,502	4,599,543	$5.37
A Class, $0.01 Par Value	$73,617,426	13,730,792	$5.36
C Class, $0.01 Par Value	$5,663,886	1,083,363	$5.23
R Class, $0.01 Par Value	$8,649,440	1,618,390	$5.34
R5 Class, $0.01 Par Value	$9,624	1,790	$5.38
R6 Class, $0.01 Par Value	$92,807,570	17,280,630	$5.37
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $5.69 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
34

Statement of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2024 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$2,629,030
Income distributions from affiliated funds	1,724,300
Dividends (net of foreign taxes withheld of $10,086)	511,669
Securities lending, net	12,710
4,877,709

Expenses:
Management fees	1,433,550
Distribution and service fees:
A Class	90,910
C Class	28,152
R Class	21,241
Directors' fees and expenses	5,867
Other expenses	10,393
1,590,113
Fees waived(1)	(474,050)
1,116,063

Net investment income (loss)	3,761,646

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (including $1,713,856 from affiliated funds)	2,384,354
Forward foreign currency exchange contract transactions	36,922
Futures contract transactions	(544,518)
Swap agreement transactions	(138,543)
Foreign currency translation transactions	(976)
1,737,239

Change in net unrealized appreciation (depreciation) on:
Investments (including $3,260,027 from affiliated funds)	4,123,964
Forward foreign currency exchange contracts	144,618
Futures contracts	896,014
Swap agreements	117,523
Translation of assets and liabilities in foreign currencies	(1,151)
5,280,968

Net realized and unrealized gain (loss)	7,018,207

Net Increase (Decrease) in Net Assets Resulting from Operations	$10,779,853
(1)Amount consists of $176,124, $34,722, $106,407, $8,236, $12,431, $13 and $136,117 for Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class, respectively.

See Notes to Financial Statements.
35

Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2024 (UNAUDITED) AND YEAR ENDED JULY 31, 2023
Increase (Decrease) in Net Assets	January 31, 2024	July 31, 2023
Operations
Net investment income (loss)	$3,761,646	$8,100,941
Net realized gain (loss)	1,737,239	2,015,119
Change in net unrealized appreciation (depreciation)	5,280,968	(758,537)
Net increase (decrease) in net assets resulting from operations	10,779,853	9,357,523

Distributions to Shareholders
From earnings:
Investor Class	(1,672,358)	(5,716,063)
I Class	(355,250)	(1,455,675)
A Class	(921,362)	(3,202,169)
C Class	(50,238)	(258,850)
R Class	(97,037)	(362,746)
R5 Class	(138)	(393)
R6 Class	(1,459,398)	(4,263,604)
Decrease in net assets from distributions	(4,555,781)	(15,259,500)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(16,012,888)	(17,433,674)

Net increase (decrease) in net assets	(9,788,816)	(23,335,651)

Net Assets
Beginning of period	334,505,045	357,840,696
End of period	$324,716,229	$334,505,045

See Notes to Financial Statements.
36

Notes to Financial Statements

JANUARY 31, 2024 (UNAUDITED)

1. Organization

American Century Strategic Asset Allocations, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Strategic Allocation: Conservative Fund (the fund) is one fund in a series issued by the corporation. The fund may invest in varying combinations of other affiliated investment companies such as mutual funds and exchange-traded funds advised by American Century Investments (affiliated funds). The fund will assume the risks associated with the affiliated funds. The fund is an asset allocation fund and its investment objective is to seek the highest level of total return consistent with its asset mix.

The fund offers the Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.
37

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Income and capital gain distributions, if any, from the affiliated funds are recorded as of the ex-dividend date. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
38

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of January 31, 2024.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Affiliated Funds	$6,095	—	—	—	$6,095
Common Stocks	546,263	—	—	—	546,263
Total Borrowings	$552,358	—	—	—	$552,358
Gross amount of recognized liabilities for securities lending transactions					$552,358
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.  ACIM serves as the investment advisor for the affiliated funds.

39

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). The investment advisor will waive the portion of the fund's management fee equal to the expenses attributable to the management fees of the funds advised by American Century Investments in which the fund invests. The amount of this waiver will fluctuate depending on the fund's daily allocation to such funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Directors. During the period ended January 31, 2024, the investment advisor agreed to waive an additional 0.18% of the fund's management fee. The investment advisor expects this waiver to continue until November 30, 2024 and cannot terminate it prior to such date without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended January 31, 2024 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
		Before Waiver	After Waiver
Investor Class	0.80% to 1.00%	1.00%	0.71%
I Class	0.60% to 0.80%	0.80%	0.51%
A Class	0.80% to 1.00%	1.00%	0.71%
C Class	0.80% to 1.00%	1.00%	0.71%
R Class	0.80% to 1.00%	1.00%	0.71%
R5 Class	0.60% to 0.80%	0.80%	0.51%
R6 Class	0.45% to 0.65%	0.65%	0.36%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended January 31, 2024 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

40

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $2,714 and $919, respectively. The effect of interfund transactions on the Statement of Operations was $18 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended January 31, 2024 totaled $36,278,073, of which $10,814,976 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended January 31, 2024 totaled $41,837,025, of which $959,004 represented U.S. Treasury and Government Agency obligations.

41

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended January 31, 2024		Year ended July 31, 2023
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	500,000,000		500,000,000
Sold	495,781	$2,568,300	1,717,775	$8,837,762
Issued in reinvestment of distributions	310,239	1,620,878	1,113,592	5,555,974
Redeemed	(2,550,476)	(13,227,715)	(4,484,897)	(23,139,430)
	(1,744,456)	(9,038,537)	(1,653,530)	(8,745,694)
I Class/Shares Authorized	120,000,000		120,000,000
Sold	641,763	3,309,561	1,555,334	7,987,749
Issued in reinvestment of distributions	67,992	355,211	292,194	1,455,549
Redeemed	(687,648)	(3,544,021)	(3,914,636)	(20,018,848)
	22,107	120,751	(2,067,108)	(10,575,550)
A Class/Shares Authorized	270,000,000		270,000,000
Sold	990,699	5,040,783	1,760,326	9,042,293
Issued in reinvestment of distributions	174,305	910,559	634,282	3,162,664
Redeemed	(1,639,259)	(8,430,738)	(3,004,919)	(15,402,772)
	(474,255)	(2,479,396)	(610,311)	(3,197,815)
C Class/Shares Authorized	70,000,000		70,000,000
Sold	154,847	789,066	155,969	776,994
Issued in reinvestment of distributions	9,770	49,995	53,044	257,746
Redeemed	(275,617)	(1,376,101)	(665,450)	(3,325,822)
	(111,000)	(537,040)	(456,437)	(2,291,082)
R Class/Shares Authorized	50,000,000		50,000,000
Sold	93,892	484,381	304,838	1,560,941
Issued in reinvestment of distributions	18,571	96,846	72,879	361,984
Redeemed	(152,145)	(774,491)	(644,993)	(3,311,002)
	(39,682)	(193,264)	(267,276)	(1,388,077)
R5 Class/Shares Authorized	150,000,000		150,000,000
Sold	54	276	139	729
Issued in reinvestment of distributions	26	138	79	393
Redeemed	—	—	—	(2)
	80	414	218	1,120
R6 Class/Shares Authorized	235,000,000		235,000,000
Sold	2,193,167	11,313,679	3,362,374	17,320,754
Issued in reinvestment of distributions	279,681	1,459,274	853,673	4,263,321
Redeemed	(3,240,330)	(16,658,769)	(2,485,887)	(12,820,651)
	(767,482)	(3,885,816)	1,730,160	8,763,424
Net increase (decrease)	(3,114,688)	$(16,012,888)	(3,324,284)	$(17,433,674)

42

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Affiliated Funds	$121,929,434	—	—
U.S. Treasury Securities	—	$74,740,288	—
Common Stocks	44,981,322	13,571,237	—
Sovereign Governments and Agencies	—	18,879,028	—
Corporate Bonds	—	12,365,320	—
Collateralized Loan Obligations	—	5,876,361	—
Preferred Stocks	—	1,391,138	—
Asset-Backed Securities	—	1,335,814	—
Municipal Securities	—	1,296,789	—
Collateralized Mortgage Obligations	—	971,668	—
U.S. Government Agency Mortgage-Backed Securities	—	545,986	—
Exchange-Traded Funds	50,993	—	—
Rights	—	395	—
Short-Term Investments	9,548,973	17,435,619	—
	$176,510,722	$148,409,643	—
Other Financial Instruments
Futures Contracts	$467,257	$122,706	—
Swap Agreements	—	56,258	—
Forward Foreign Currency Exchange Contracts	—	39,175	—
	$467,257	$218,139	—

Liabilities
Other Financial Instruments
Swap Agreements	—	$203,928	—
Forward Foreign Currency Exchange Contracts	—	99,370	—
	—	$303,298	—

43

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $4,054,267.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $15,955,968.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $33,103,346 futures contracts purchased.

44

Value of Derivative Instruments as of January 31, 2024

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$5,505	Payable for variation margin on swap agreements*	—
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	39,175	Unrealized depreciation on forward foreign currency exchange contracts	$99,370
Interest Rate Risk	Receivable for variation margin on futures contracts*	195,970	Payable for variation margin on futures contracts*	—
		$240,650		$99,370
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended January 31, 2024

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(138,543)	Change in net unrealized appreciation (depreciation) on swap agreements	$117,523
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	36,922	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	144,618
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(544,518)	Change in net unrealized appreciation (depreciation) on futures contracts	896,014
		$(646,139)		$1,158,155

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.
45

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$302,460,497
Gross tax appreciation of investments	$41,214,299
Gross tax depreciation of investments	(18,754,431)
Net tax appreciation (depreciation) of investments	$22,459,868

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

10. Investments in Affiliated Funds

The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets.

46

11. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended January 31, 2024 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$17,764	—	—	$378	$18,142	389	—	$425
American Century Emerging Markets Bond ETF	5,913	—	—	(30)	5,883	156	—	182
American Century Focused Dynamic Growth ETF(3)	4,230	$1,552	$387	404	5,799	79	$5	—
American Century Focused Large Cap Value ETF	6,233	64	673	67	5,691	92	77	61
American Century Multisector Income ETF	15,038	1,066	—	480	16,584	378	—	438
American Century Quality Diversified International ETF	9,579	116	816	33	8,912	192	76	117
American Century Short Duration Strategic Income ETF	1,608	—	—	17	1,625	32	—	48
American Century U.S. Quality Growth ETF	14,211	631	1,889	1,394	14,347	183	145	25
American Century U.S. Quality Value ETF	18,706	268	2,700	597	16,871	311	585	139
Avantis International Equity ETF	10,414	123	785	(75)	9,677	162	85	127
Avantis International Small Cap Value ETF(4)	1,865	20	251	(26)	1,608	26	31	24
Avantis U.S. Equity ETF	14,651	657	1,740	(27)	13,541	165	637	110
Avantis U.S. Small Cap Value ETF	2,758	782	339	48	3,249	37	73	28
	$122,970	$5,279	$9,580	$3,260	$121,929	2,202	$1,714	$1,724
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Security, or a portion thereof, is on loan.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024(3)	$5.26	0.06	0.12	0.18	(0.07)	—(4)	(0.07)	$5.37	3.52%	0.72%	1.01%	2.30%	2.01%	13%	$119,272
2023	$5.35	0.12	0.03	0.15	(0.11)	(0.13)	(0.24)	$5.26	3.04%	0.72%	1.01%	2.39%	2.10%	21%	$126,027
2022	$6.39	0.12	(0.61)	(0.49)	(0.12)	(0.43)	(0.55)	$5.35	(8.39)%	0.72%	1.01%	2.00%	1.71%	40%	$136,990
2021	$5.65	0.08	0.92	1.00	(0.07)	(0.19)	(0.26)	$6.39	18.09%	0.76%	1.00%	1.38%	1.14%	57%	$167,285
2020	$5.67	0.06	0.37	0.43	(0.07)	(0.38)	(0.45)	$5.65	7.89%	0.85%	1.01%	1.09%	0.93%	87%	$144,395
2019	$5.83	0.09	0.14	0.23	(0.10)	(0.29)	(0.39)	$5.67	4.55%	1.00%	1.01%	1.58%	1.57%	65%	$161,655
I Class
2024(3)	$5.26	0.06	0.12	0.18	(0.07)	—(4)	(0.07)	$5.37	3.62%	0.52%	0.81%	2.50%	2.21%	13%	$24,697
2023	$5.35	0.13	0.03	0.16	(0.12)	(0.13)	(0.25)	$5.26	3.24%	0.52%	0.81%	2.59%	2.30%	21%	$24,080
2022	$6.40	0.13	(0.62)	(0.49)	(0.13)	(0.43)	(0.56)	$5.35	(8.35)%	0.52%	0.81%	2.20%	1.91%	40%	$35,548
2021	$5.65	0.10	0.93	1.03	(0.09)	(0.19)	(0.28)	$6.40	18.51%	0.56%	0.80%	1.58%	1.34%	57%	$38,058
2020	$5.67	0.07	0.37	0.44	(0.08)	(0.38)	(0.46)	$5.65	8.11%	0.65%	0.81%	1.29%	1.13%	87%	$27,985
2019	$5.84	0.10	0.13	0.23	(0.11)	(0.29)	(0.40)	$5.67	4.57%	0.80%	0.81%	1.78%	1.77%	65%	$29,248

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2024(3)	$5.25	0.05	0.12	0.17	(0.06)	—(4)	(0.06)	$5.36	3.39%	0.97%	1.26%	2.05%	1.76%	13%	$73,617
2023	$5.34	0.11	0.03	0.14	(0.10)	(0.13)	(0.23)	$5.25	2.77%	0.97%	1.26%	2.14%	1.85%	21%	$74,616
2022	$6.39	0.10	(0.62)	(0.52)	(0.10)	(0.43)	(0.53)	$5.34	(8.78)%	0.97%	1.26%	1.75%	1.46%	40%	$79,128
2021	$5.65	0.07	0.92	0.99	(0.06)	(0.19)	(0.25)	$6.39	17.79%	1.01%	1.25%	1.13%	0.89%	57%	$92,011
2020	$5.67	0.05	0.36	0.41	(0.05)	(0.38)	(0.43)	$5.65	7.62%	1.10%	1.26%	0.84%	0.68%	87%	$78,047
2019	$5.83	0.07	0.14	0.21	(0.08)	(0.29)	(0.37)	$5.67	4.29%	1.25%	1.26%	1.33%	1.32%	65%	$86,822
C Class
2024(3)	$5.12	0.03	0.12	0.15	(0.04)	—(4)	(0.04)	$5.23	3.07%	1.72%	2.01%	1.30%	1.01%	13%	$5,664
2023	$5.21	0.07	0.03	0.10	(0.06)	(0.13)	(0.19)	$5.12	2.05%	1.72%	2.01%	1.39%	1.10%	21%	$6,118
2022	$6.24	0.06	(0.60)	(0.54)	(0.06)	(0.43)	(0.49)	$5.21	(9.37)%	1.72%	2.01%	1.00%	0.71%	40%	$8,606
2021	$5.53	0.02	0.90	0.92	(0.02)	(0.19)	(0.21)	$6.24	16.90%	1.76%	2.00%	0.38%	0.14%	57%	$11,902
2020	$5.57	0.01	0.35	0.36	(0.02)	(0.38)	(0.40)	$5.53	6.78%	1.85%	2.01%	0.09%	(0.07)%	87%	$14,851
2019	$5.74	0.03	0.14	0.17	(0.05)	(0.29)	(0.34)	$5.57	3.43%	2.00%	2.01%	0.58%	0.57%	65%	$17,705

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2024(3)	$5.24	0.05	0.11	0.16	(0.06)	—(4)	(0.06)	$5.34	3.07%	1.22%	1.51%	1.80%	1.51%	13%	$8,649
2023	$5.32	0.10	0.03	0.13	(0.08)	(0.13)	(0.21)	$5.24	2.72%	1.22%	1.51%	1.89%	1.60%	21%	$8,681
2022	$6.37	0.09	(0.62)	(0.53)	(0.09)	(0.43)	(0.52)	$5.32	(9.04)%	1.22%	1.51%	1.50%	1.21%	40%	$10,251
2021	$5.63	0.05	0.93	0.98	(0.05)	(0.19)	(0.24)	$6.37	17.59%	1.26%	1.50%	0.88%	0.64%	57%	$11,768
2020	$5.65	0.03	0.37	0.40	(0.04)	(0.38)	(0.42)	$5.63	7.37%	1.35%	1.51%	0.59%	0.43%	87%	$10,783
2019	$5.82	0.06	0.13	0.19	(0.07)	(0.29)	(0.36)	$5.65	3.86%	1.50%	1.51%	1.08%	1.07%	65%	$10,314
R5 Class
2024(3)	$5.27	0.06	0.12	0.18	(0.07)	—(4)	(0.07)	$5.38	3.62%	0.52%	0.81%	2.50%	2.21%	13%	$10
2023	$5.36	0.13	0.03	0.16	(0.12)	(0.13)	(0.25)	$5.27	3.23%	0.52%	0.81%	2.59%	2.30%	21%	$9
2022	$6.41	0.10	(0.59)	(0.49)	(0.13)	(0.43)	(0.56)	$5.36	(8.34)%	0.52%	0.81%	2.20%	1.91%	40%	$8
2021	$5.66	0.10	0.93	1.03	(0.09)	(0.19)	(0.28)	$6.41	18.48%	0.56%	0.80%	1.58%	1.34%	57%	$38,543
2020	$5.68	0.07	0.37	0.44	(0.08)	(0.38)	(0.46)	$5.66	8.10%	0.65%	0.81%	1.29%	1.13%	87%	$34,465
2019	$5.85	0.10	0.13	0.23	(0.11)	(0.29)	(0.40)	$5.68	4.75%	0.80%	0.81%	1.78%	1.77%	65%	$36,866

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2024(3)	$5.26	0.07	0.12	0.19	(0.08)	—(4)	(0.08)	$5.37	3.71%	0.37%	0.66%	2.65%	2.36%	13%	$92,808
2023	$5.35	0.14	0.03	0.17	(0.13)	(0.13)	(0.26)	$5.26	3.40%	0.37%	0.66%	2.74%	2.45%	21%	$94,974
2022	$6.40	0.14	(0.62)	(0.48)	(0.14)	(0.43)	(0.57)	$5.35	(8.21)%	0.37%	0.66%	2.35%	2.06%	40%	$87,310
2021	$5.66	0.10	0.93	1.03	(0.10)	(0.19)	(0.29)	$6.40	18.48%	0.41%	0.65%	1.73%	1.49%	57%	$92,483
2020	$5.68	0.08	0.37	0.45	(0.09)	(0.38)	(0.47)	$5.66	8.28%	0.50%	0.66%	1.44%	1.28%	87%	$74,665
2019	$5.84	0.11	0.14	0.25	(0.12)	(0.29)	(0.41)	$5.68	4.91%	0.65%	0.66%	1.93%	1.92%	65%	$69,846

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2024 (unaudited).
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
† Ratios for periods less than one year are annualized.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. These portfolio holdings are available on the fund's website at
americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

52

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Strategic Asset Allocations, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92642 2403

Semiannual Report

January 31, 2024

Strategic Allocation: Moderate Fund
Investor Class (TWSMX)
I Class (ASAMX)
A Class (ACOAX)
C Class (ASTCX)
R Class (ASMRX)
R5 Class (ASMUX)
R6 Class (ASMDX)

The Securities and Exchange Commission (SEC) adopted new rules that will require annual and semiannual reports to transition to a new format known as a Tailored Shareholder Report beginning in July 2024. The amendments will require the transmission of a concise report highlighting key fund information to investors. The detailed financial statements will remain available on our website, will be delivered to investors free of charge upon request, and will continue to be filed with the SEC.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending January 31, 2024. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Second-Half Rally Lifted Six-Month Returns

Elevated inflation, restrictive central bank policy, rising interest rates and economic uncertainty pummeled stocks in the first half of the six-month period. But a second-half rally left U.S. and global stocks with six-month gains.
Markets were generally cautious early in the reporting period. After lifting rates to a 22-year high range of 5.25% to 5.5% in July, the Federal Reserve (Fed) warned that persistent above-target inflation may require more tightening. Investors resumed a higher-for-longer interest rate outlook. Treasury yields rose sharply through October when the 10-year Treasury note topped 5% for the first time since 2007.

Nevertheless, the July rate hike proved to be the Fed’s last. Policymakers held rates steady through December when they penciled in three rate cuts for 2024. Against this backdrop, recession fears eased, yields declined and markets rallied. The Fed remained on pause following its January meeting. But Fed Board Chair Jerome Powell cautioned that although rate cuts were likely in 2024, they weren’t imminent, with inflation still above target. Elsewhere, central banks in Europe and the U.K. hiked rates early in the six-month period before pausing through January.

The late-period rally more than offset the earlier sell-off, and global stocks posted gains for the six months. U.S. stocks outperformed global and emerging markets indices. With central banks concluding their tightening campaigns, government bond yields declined overall, and U.S. and global bonds advanced.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, still-tight financial conditions, political uncertainty and slowing growth. In addition, the Israel-Hamas war and other tensions in the Middle East complicate the global backdrop and represent additional considerations for our investment teams.

Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re determined to meet today’s challenges. Thank you for your trust and confidence in American Century Investments.

With appreciation and respect,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

JANUARY 31, 2024
Types of Investments in Portfolio	% of net assets
Affiliated Funds	46.5%
Common Stocks	24.9%
U.S. Treasury Securities	9.8%
Sovereign Governments and Agencies	2.8%
Corporate Bonds	2.3%
Collateralized Loan Obligations	1.6%
Collateralized Mortgage Obligations	0.3%
Asset-Backed Securities	0.3%
Preferred Stocks	0.2%
U.S. Government Agency Mortgage-Backed Securities	0.1%
Municipal Securities	0.1%
Exchange-Traded Funds	—*
Rights	—*
Short-Term Investments	11.0%
Other Assets and Liabilities	0.1%
*Category is less than 0.05% of total net assets.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2023 to January 31, 2024.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/23	Ending Account Value 1/31/24	Expenses Paid During Period(1) 8/1/23 - 1/31/24	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,032.70	$3.53	0.69%
I Class	$1,000	$1,033.70	$2.50	0.49%
A Class	$1,000	$1,031.50	$4.80	0.94%
C Class	$1,000	$1,026.60	$8.61	1.69%
R Class	$1,000	$1,028.70	$6.07	1.19%
R5 Class	$1,000	$1,033.70	$2.50	0.49%
R6 Class	$1,000	$1,032.90	$1.74	0.34%
Hypothetical
Investor Class	$1,000	$1,021.67	$3.51	0.69%
I Class	$1,000	$1,022.67	$2.49	0.49%
A Class	$1,000	$1,020.41	$4.77	0.94%
C Class	$1,000	$1,016.64	$8.57	1.69%
R Class	$1,000	$1,019.15	$6.04	1.19%
R5 Class	$1,000	$1,022.67	$2.49	0.49%
R6 Class	$1,000	$1,023.43	$1.73	0.34%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

JANUARY 31, 2024 (UNAUDITED)

	Shares/Principal Amount	Value
AFFILIATED FUNDS(1) — 46.5%
American Century Diversified Corporate Bond ETF	541,178	$25,235,130
American Century Emerging Markets Bond ETF	231,939	8,768,802
American Century Focused Dynamic Growth ETF(2)	336,383	24,542,504
American Century Focused Large Cap Value ETF	388,161	24,085,235
American Century Multisector Income ETF	812,544	35,670,682
American Century Quality Diversified International ETF	598,352	27,705,672
American Century Short Duration Strategic Income ETF	89,869	4,594,175
American Century U.S. Quality Growth ETF	470,273	36,925,836
American Century U.S. Quality Value ETF	684,756	37,202,656
Avantis Emerging Markets Equity ETF(3)	536,531	29,262,401
Avantis International Equity ETF(3)	462,556	27,651,598
Avantis International Small Cap Value ETF	119,872	7,351,750
Avantis U.S. Equity ETF	539,494	44,184,558
Avantis U.S. Small Cap Value ETF	127,112	11,084,166
TOTAL AFFILIATED FUNDS (Cost $277,037,113)		344,265,165
COMMON STOCKS — 24.9%
Aerospace and Defense — 0.3%
Curtiss-Wright Corp.	2,809	625,199
General Dynamics Corp.	676	179,133
HEICO Corp.	1,703	305,842
Huntington Ingalls Industries, Inc.	1,604	415,308
Lockheed Martin Corp.	487	209,123
Melrose Industries PLC	69,732	519,746
Mercury Systems, Inc.(2)	1,832	54,337
Saab AB, B Shares	865	55,698
		2,364,386
Air Freight and Logistics — 0.1%
Cargojet, Inc.(3)	1,694	151,489
FedEx Corp.	515	124,265
GXO Logistics, Inc.(2)	1,769	96,198
InPost SA(2)	2,581	38,766
United Parcel Service, Inc., Class B	2,052	291,179
		701,897
Automobile Components — 0.4%
Aptiv PLC(2)	11,503	935,539
BorgWarner, Inc.	13,059	442,700
Cie Generale des Etablissements Michelin SCA	6,248	207,450
Continental AG	3,199	261,328
Hyundai Mobis Co. Ltd.	1,708	267,735
Linamar Corp.	4,821	228,670
Mobileye Global, Inc., Class A(2)(3)	8,329	215,388
Nifco, Inc.	2,700	70,067
Toyo Tire Corp.	7,200	119,220
		2,748,097
Automobiles — 0.2%
Bayerische Motoren Werke AG	3,806	396,026

	Shares/Principal Amount	Value
Ferrari NV	1,045	$364,430
Mercedes-Benz Group AG	5,666	382,527
Tesla, Inc.(2)	2,141	400,988
Volvo Car AB, Class B(2)	58,808	153,313
		1,697,284
Banks — 0.8%
Banco Bradesco SA	115,763	320,577
Banco do Brasil SA	6,900	78,743
Bank Central Asia Tbk. PT	814,000	492,491
Bank of America Corp.	11,978	407,372
Bankinter SA(3)	7,960	49,146
Barclays PLC	169,771	315,490
BNP Paribas SA	2,921	196,245
BPER Banca	16,973	61,219
Commerce Bancshares, Inc.	6,320	329,398
First Hawaiian, Inc.	10,311	223,646
Fukuoka Financial Group, Inc.	2,700	66,359
Hana Financial Group, Inc.	11,067	395,727
HDFC Bank Ltd., ADR	5,773	320,344
ING Groep NV, Series N	20,811	295,692
JPMorgan Chase & Co.	4,073	710,168
Mebuki Financial Group, Inc.	22,100	66,150
PNC Financial Services Group, Inc.	1,452	219,557
Prosperity Bancshares, Inc.	213	13,613
Regions Financial Corp.	16,198	302,417
Triumph Financial, Inc.(2)	889	62,808
Truist Financial Corp.	15,327	568,019
U.S. Bancorp	4,131	171,602
Westamerica Bancorporation	3,985	190,164
		5,856,947
Beverages — 0.2%
Ambev SA	55,000	145,315
Celsius Holdings, Inc.(2)	7,923	395,358
Coca-Cola Bottlers Japan Holdings, Inc.	6,000	81,432
Heineken NV	2,623	263,862
MGP Ingredients, Inc.	841	71,443
PepsiCo, Inc.	3,276	552,104
		1,509,514
Biotechnology — 0.6%
AbbVie, Inc.	3,199	525,916
ADMA Biologics, Inc.(2)	11,850	61,501
Alkermes PLC(2)	2,399	64,893
Amgen, Inc.	1,164	365,799
Amicus Therapeutics, Inc.(2)	32,567	404,808
Arcutis Biotherapeutics, Inc.(2)(3)	2,874	16,870
Argenx SE, ADR(2)	667	253,800
Biohaven Ltd.(2)	1,019	45,325
BioMarin Pharmaceutical, Inc.(2)	4,488	395,303
Blueprint Medicines Corp.(2)	901	71,657
Bridgebio Pharma, Inc.(2)	1,536	52,669
Celldex Therapeutics, Inc.(2)	656	23,104

	Shares/Principal Amount	Value
Centessa Pharmaceuticals PLC, ADR(2)(3)	3,114	$25,504
Cerevel Therapeutics Holdings, Inc.(2)	718	30,084
CSL Ltd.	1,992	391,184
Cytokinetics, Inc.(2)	1,118	87,349
Halozyme Therapeutics, Inc.(2)	2,178	73,725
ImmunoGen, Inc.(2)	2,211	64,827
Insmed, Inc.(2)	2,460	68,388
Karuna Therapeutics, Inc.(2)	38	11,910
Keros Therapeutics, Inc.(2)	802	44,399
Madrigal Pharmaceuticals, Inc.(2)	249	53,961
Mineralys Therapeutics, Inc.(2)(3)	2,201	24,013
Natera, Inc.(2)	8,300	547,302
Twist Bioscience Corp.(2)	1,369	44,356
Vaxcyte, Inc.(2)	1,370	97,845
Vertex Pharmaceuticals, Inc.(2)	460	199,355
Viking Therapeutics, Inc.(2)	12,263	296,029
		4,341,876
Broadline Retail — 0.3%
Alibaba Group Holding Ltd.	28,600	256,513
Amazon.com, Inc.(2)	8,880	1,378,176
B&M European Value Retail SA	5,285	34,636
JD.com, Inc., Class A	6,728	75,866
Ollie's Bargain Outlet Holdings, Inc.(2)	1,356	97,537
Pan Pacific International Holdings Corp.	16,400	354,510
Ryohin Keikaku Co. Ltd.	5,800	90,185
Savers Value Village, Inc.(2)	5,437	101,618
		2,389,041
Building Products — 0.4%
AZEK Co., Inc.(2)	5,125	197,620
Cie de Saint-Gobain SA	5,752	406,704
Fortune Brands Innovations, Inc.	1,264	98,074
Hayward Holdings, Inc.(2)	9,863	123,485
JELD-WEN Holding, Inc.(2)	7,157	133,120
Johnson Controls International PLC	12,495	658,362
Masco Corp.	3,515	236,524
Munters Group AB	5,966	95,225
Reliance Worldwide Corp. Ltd.	12,681	34,671
Trane Technologies PLC	2,647	667,176
		2,650,961
Capital Markets — 1.2%
Allfunds Group PLC	9,427	67,584
Ameriprise Financial, Inc.	755	292,057
ARES Management Corp., Class A	7,399	898,831
Bank of New York Mellon Corp.	16,374	908,102
BlackRock, Inc.	466	360,828
Bolsa Mexicana de Valores SAB de CV	38,602	78,453
Donnelley Financial Solutions, Inc.(2)	1,562	97,031
Evercore, Inc., Class A	350	60,106
Hamilton Lane, Inc., Class A	1,014	117,563
Intercontinental Exchange, Inc.	1,708	217,480
Intermediate Capital Group PLC	5,272	118,858

	Shares/Principal Amount	Value
London Stock Exchange Group PLC	5,109	$577,900
LPL Financial Holdings, Inc.	1,950	466,420
Man Group PLC	13,268	39,668
Morgan Stanley	7,061	616,002
MSCI, Inc.	1,932	1,156,534
Northern Trust Corp.	9,852	784,613
S&P Global, Inc.	1,111	498,117
Swissquote Group Holding SA	230	57,724
T Rowe Price Group, Inc.	5,158	559,385
TPG, Inc.	4,207	175,137
UBS Group AG(2)	14,583	436,507
		8,584,900
Chemicals — 0.6%
Air Liquide SA	3,086	577,493
Air Products & Chemicals, Inc.	1,270	324,752
Akzo Nobel NV	6,283	482,613
Arkema SA	1,456	158,461
Avient Corp.	10,530	381,291
DSM-Firmenich AG	5,025	531,296
Ecolab, Inc.	1,020	202,184
Element Solutions, Inc.	30,123	669,634
Kansai Paint Co. Ltd.	5,600	93,631
Linde PLC	780	315,767
Nissan Chemical Corp.	1,700	67,801
Shin-Etsu Chemical Co. Ltd.	9,800	385,749
Sika AG	1,001	276,334
Tokyo Ohka Kogyo Co. Ltd.	3,200	73,090
		4,540,096
Commercial Services and Supplies — 0.2%
Clean Harbors, Inc.(2)	612	102,792
Elis SA	6,510	143,134
GFL Environmental, Inc.	1,209	41,070
Park24 Co. Ltd.(2)	4,700	61,414
Republic Services, Inc.	6,073	1,039,212
SPIE SA	3,124	103,334
UniFirst Corp.	413	69,970
		1,560,926
Communications Equipment — 0.3%
Arista Networks, Inc.(2)	2,101	543,487
Ciena Corp.(2)	875	46,375
Cisco Systems, Inc.	9,311	467,226
F5, Inc.(2)	2,729	501,317
Juniper Networks, Inc.	8,630	318,965
Nokia OYJ	21,316	77,062
Telefonaktiebolaget LM Ericsson, B Shares	11,758	65,180
		2,019,612
Construction and Engineering — 0.2%
Construction Partners, Inc., Class A(2)	1,426	64,883
Eiffage SA	4,323	452,316
Kinden Corp.	2,200	36,662
Penta-Ocean Construction Co. Ltd.	3,500	18,753

	Shares/Principal Amount	Value
Sacyr SA(3)	27,109	$89,371
SNC-Lavalin Group, Inc.	2,354	78,073
Vinci SA	3,654	461,582
		1,201,640
Construction Materials — 0.1%
Eagle Materials, Inc.	361	81,687
James Hardie Industries PLC(2)	8,635	324,421
Summit Materials, Inc., Class A(2)	2,699	97,650
Taiheiyo Cement Corp.	3,900	80,271
		584,029
Consumer Finance†
American Express Co.	1,338	268,590
Consumer Staples Distribution & Retail — 0.4%
Costco Wholesale Corp.	478	332,153
Dollar Tree, Inc.(2)	4,969	649,051
Kobe Bussan Co. Ltd.	4,300	109,876
Koninklijke Ahold Delhaize NV	26,689	750,579
Kroger Co.	5,330	245,926
MatsukiyoCocokara & Co.	2,100	38,171
PriceSmart, Inc.	951	72,295
Redcare Pharmacy NV(2)	500	69,598
Sysco Corp.	5,385	435,808
Target Corp.	2,093	291,094
		2,994,551
Containers and Packaging — 0.4%
Amcor PLC	58,937	555,776
AptarGroup, Inc.	442	57,407
Avery Dennison Corp.	2,495	497,628
Ball Corp.	3,565	197,679
DS Smith PLC	68,009	242,492
Huhtamaki OYJ	1,761	69,116
Packaging Corp. of America	2,557	424,155
Smurfit Kappa Group PLC	12,857	479,113
Sonoco Products Co.	5,771	328,370
Verallia SA	6,653	234,614
		3,086,350
Distributors — 0.1%
D'ieteren Group	616	124,440
LKQ Corp.	5,409	252,438
		376,878
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.(2)	2,514	247,000
Duolingo, Inc.(2)	1,477	264,221
European Wax Center, Inc., Class A(2)	6,767	100,422
Mister Car Wash, Inc.(2)(3)	6,774	56,224
Stride, Inc.(2)	1,383	82,911
		750,778
Diversified REITs — 0.1%
British Land Co. PLC	18,372	88,309
Charter Hall Group	4,949	38,601
Essential Properties Realty Trust, Inc.	7,500	186,825

	Shares/Principal Amount	Value
Fibra Uno Administracion SA de CV	27,934	$47,440
Land Securities Group PLC	30,709	258,898
WP Carey, Inc.	2,038	126,274
		746,347
Diversified Telecommunication Services — 0.2%
BCE, Inc.(3)	8,743	352,789
Cellnex Telecom SA	8,726	335,754
Internet Initiative Japan, Inc.	4,000	77,566
LG Uplus Corp.	16,437	125,846
Usen-Next Holdings Co. Ltd.	3,500	101,587
Verizon Communications, Inc.	12,526	530,476
		1,524,018
Electric Utilities — 0.4%
Duke Energy Corp.	5,953	570,476
Edison International	9,068	611,909
Evergy, Inc.	8,474	430,225
Eversource Energy	7,610	412,614
IDACORP, Inc.	502	46,475
NextEra Energy, Inc.	9,612	563,552
Pinnacle West Capital Corp.	4,556	313,908
		2,949,159
Electrical Equipment — 0.5%
AMETEK, Inc.	4,789	776,057
Eaton Corp. PLC	1,856	456,724
Emerson Electric Co.	6,992	641,376
Generac Holdings, Inc.(2)	450	51,151
NEXTracker, Inc., Class A(2)	2,922	132,279
Regal Rexnord Corp.	4,108	548,254
Schneider Electric SE	2,937	576,974
Signify NV	9,773	293,040
Vertiv Holdings Co., Class A	9,517	536,093
		4,011,948
Electronic Equipment, Instruments and Components — 0.3%
CDW Corp.	1,895	429,635
Celestica, Inc.(2)	1,974	67,827
Celestica, Inc. (Toronto)(2)(3)	1,930	66,336
Corning, Inc.	2,177	70,731
Fabrinet(2)	485	103,552
Keyence Corp.	1,000	447,398
Keysight Technologies, Inc.(2)	5,085	779,327
Littelfuse, Inc.	307	74,263
Mirion Technologies, Inc., Class A(2)	7,311	69,089
Spectris PLC	1,238	57,633
TE Connectivity Ltd.	2,744	390,169
		2,555,960
Energy Equipment and Services — 0.2%
Aker Solutions ASA	9,868	36,600
Baker Hughes Co.	10,996	313,386
Expro Group Holdings NV(2)	13,598	239,325
Schlumberger NV	9,731	473,900
Seadrill Ltd.(2)	7,323	316,500

	Shares/Principal Amount	Value
TechnipFMC PLC	3,559	$68,831
Transocean Ltd.(2)	11,069	60,437
		1,508,979
Entertainment — 0.3%
CTS Eventim AG & Co. KGaA	680	46,020
Electronic Arts, Inc.	2,351	323,451
Eventbrite, Inc., Class A(2)	9,603	80,377
Liberty Media Corp.-Liberty Formula One, Class C(2)	1,207	81,171
Spotify Technology SA(2)	4,785	1,030,450
Take-Two Interactive Software, Inc.(2)	3,112	513,262
Walt Disney Co.	2,005	192,580
		2,267,311
Financial Services — 0.3%
AvidXchange Holdings, Inc.(2)	6,344	69,530
Block, Inc.(2)	598	38,876
Edenred SE	6,468	386,324
Mastercard, Inc., Class A	1,025	460,461
Shift4 Payments, Inc., Class A(2)	1,092	78,417
Visa, Inc., Class A	2,998	819,233
		1,852,841
Food Products — 0.4%
Conagra Brands, Inc.	34,230	997,804
General Mills, Inc.	7,265	471,571
Glanbia PLC	3,522	63,076
J & J Snack Foods Corp.	523	83,277
Kerry Group PLC, A Shares	4,416	393,616
Kotobuki Spirits Co. Ltd.	2,800	37,673
Mondelez International, Inc., Class A	4,558	343,081
Morinaga & Co. Ltd.	2,600	49,623
Nomad Foods Ltd.(2)	9,025	162,360
Toyo Suisan Kaisha Ltd.	700	36,450
WK Kellogg Co.	4,624	60,066
Yamazaki Baking Co. Ltd.	2,700	64,023
		2,762,620
Gas Utilities — 0.1%
Atmos Energy Corp.	704	80,214
Brookfield Infrastructure Corp., Class A	2,051	71,806
Nippon Gas Co. Ltd.	4,500	69,708
ONE Gas, Inc.	3,681	225,903
Spire, Inc.	9,968	565,883
		1,013,514
Ground Transportation — 0.4%
Canadian Pacific Kansas City Ltd.	4,699	378,136
Heartland Express, Inc.	16,233	210,217
Knight-Swift Transportation Holdings, Inc.	2,267	130,080
Norfolk Southern Corp.	4,874	1,146,560
Schneider National, Inc., Class B	3,480	85,330
Uber Technologies, Inc.(2)	3,327	217,153
Union Pacific Corp.	1,693	412,974
XPO, Inc.(2)	4,847	414,128
		2,994,578

	Shares/Principal Amount	Value
Health Care Equipment and Supplies — 0.8%
Alphatec Holdings, Inc.(2)	7,825	$125,904
Becton Dickinson & Co.	1,216	290,393
ConvaTec Group PLC	21,026	63,990
DENTSPLY SIRONA, Inc.	7,502	260,695
Dexcom, Inc.(2)	9,596	1,164,475
Envista Holdings Corp.(2)	12,099	284,326
GE HealthCare Technologies, Inc.	6,625	486,010
Glaukos Corp.(2)	2,892	257,475
Hologic, Inc.(2)	4,750	353,590
Inari Medical, Inc.(2)	1,808	102,966
Inspire Medical Systems, Inc.(2)	1,483	312,720
Insulet Corp.(2)	1,292	246,604
Intuitive Surgical, Inc.(2)	735	277,992
Lantheus Holdings, Inc.(2)	1,286	66,782
SI-BONE, Inc.(2)	4,423	89,389
Terumo Corp.	14,300	484,083
TransMedics Group, Inc.(2)	994	85,255
Ypsomed Holding AG	217	76,598
Zimmer Biomet Holdings, Inc.	9,784	1,228,870
		6,258,117
Health Care Providers and Services — 0.8%
Acadia Healthcare Co., Inc.(2)	1,192	97,911
Amvis Holdings, Inc.	3,400	62,638
Cardinal Health, Inc.	3,870	422,565
Centene Corp.(2)	3,952	297,625
Chartwell Retirement Residences	19,820	176,758
Cigna Group	1,451	436,679
CVS Health Corp.	820	60,983
Encompass Health Corp.	1,211	86,030
HealthEquity, Inc.(2)	1,648	124,556
Henry Schein, Inc.(2)	11,823	884,833
Laboratory Corp. of America Holdings	2,118	470,831
NeoGenomics, Inc.(2)	6,502	96,555
Option Care Health, Inc.(2)	3,105	97,000
Quest Diagnostics, Inc.	5,992	769,553
R1 RCM, Inc.(2)	8,597	88,033
RadNet, Inc.(2)	1,888	69,799
UnitedHealth Group, Inc.	1,565	800,873
Universal Health Services, Inc., Class B	4,044	642,228
		5,685,450
Health Care REITs — 0.2%
Aedifica SA	851	55,455
CareTrust REIT, Inc.	3,343	69,936
Healthpeak Properties, Inc.	25,865	478,502
Ventas, Inc.	4,120	191,127
Welltower, Inc.	4,945	427,792
		1,222,812
Health Care Technology — 0.1%
Evolent Health, Inc., Class A(2)	3,009	88,495
Schrodinger, Inc.(2)	1,730	45,758

	Shares/Principal Amount	Value
Veeva Systems, Inc., Class A(2)	1,698	$352,182
		486,435
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	6,634	127,506
Invincible Investment Corp.	279	114,697
Japan Hotel REIT Investment Corp.	120	61,668
Ryman Hospitality Properties, Inc.	1,427	156,827
		460,698
Hotels, Restaurants and Leisure — 0.6%
Airbnb, Inc., Class A(2)	5,215	751,690
Chipotle Mexican Grill, Inc.(2)	255	614,237
DoorDash, Inc., Class A(2)	6,031	628,430
Greggs PLC	1,179	39,715
H World Group Ltd., ADR	8,300	263,691
Hilton Worldwide Holdings, Inc.	7,270	1,388,279
Planet Fitness, Inc., Class A(2)	1,649	111,736
Starbucks Corp.	2,710	252,111
Wingstop, Inc.	442	124,251
		4,174,140
Household Durables — 0.1%
Barratt Developments PLC	29,852	203,451
Bellway PLC	3,156	109,962
Sonos, Inc.(2)	5,001	77,916
Taylor Wimpey PLC	210,069	392,197
TopBuild Corp.(2)	284	104,833
		888,359
Household Products — 0.5%
Church & Dwight Co., Inc.	13,057	1,303,742
Colgate-Palmolive Co.	1,537	129,415
Henkel AG & Co. KGaA, Preference Shares	4,179	320,356
Kimberly-Clark Corp.	6,171	746,506
Procter & Gamble Co.	2,545	399,921
Reckitt Benckiser Group PLC	6,578	475,595
		3,375,535
Industrial Conglomerates†
Honeywell International, Inc.	1,686	341,010
Industrial REITs — 0.4%
Americold Realty Trust, Inc.	1,637	45,018
CapitaLand Ascendas REIT	62,400	135,235
EastGroup Properties, Inc.	718	127,395
GLP J-Reit(2)	55	49,106
Goodman Group	17,506	290,585
Mapletree Logistics Trust	33,700	38,751
Prologis, Inc.	12,403	1,571,336
Segro PLC	11,657	129,463
Terreno Realty Corp.	969	57,878
Tritax Big Box REIT PLC	57,967	121,359
Warehouses De Pauw CVA	2,056	60,153
		2,626,279
Insurance — 0.7%
Aflac, Inc.	2,576	217,260

	Shares/Principal Amount	Value
AIA Group Ltd.	49,600	$388,984
Allstate Corp.	4,925	764,606
Hamilton Insurance Group Ltd., Class B(2)	2,870	43,308
Hanover Insurance Group, Inc.	2,060	271,941
Kinsale Capital Group, Inc.	280	111,320
Marsh & McLennan Cos., Inc.	1,672	324,100
MetLife, Inc.	2,525	175,033
NN Group NV	11,351	465,257
Palomar Holdings, Inc.(2)	994	59,511
Prudential Financial, Inc.	2,604	273,238
Reinsurance Group of America, Inc.	3,575	621,657
RLI Corp.	435	59,321
Ryan Specialty Holdings, Inc., Class A(2)	8,629	373,808
Skyward Specialty Insurance Group, Inc.(2)	2,433	75,666
Steadfast Group Ltd.	10,695	41,383
Travelers Cos., Inc.	1,008	213,051
Willis Towers Watson PLC	2,120	522,156
		5,001,600
Interactive Media and Services — 0.6%
Alphabet, Inc., Class A(2)	13,644	1,911,524
Autohome, Inc., ADR	6,916	174,283
Baidu, Inc., Class A(2)	12,600	163,135
CAR Group Ltd.	4,619	99,176
Match Group, Inc.(2)	6,202	238,033
Meta Platforms, Inc., Class A(2)	2,239	873,524
Scout24 SE	768	56,548
Tencent Holdings Ltd.	19,900	690,755
		4,206,978
IT Services — 0.4%
Accenture PLC, Class A	1,396	507,977
Alten SA	268	41,438
Amdocs Ltd.	5,824	533,944
Cloudflare, Inc., Class A(2)	8,068	637,776
Globant SA(2)	191	45,040
Indra Sistemas SA(3)	5,293	93,973
International Business Machines Corp.	2,635	483,944
NEXTDC Ltd.(2)	67,342	609,658
Perficient, Inc.(2)	541	36,858
Snowflake, Inc., Class A(2)	1,066	208,552
		3,199,160
Leisure Products†
Brunswick Corp.	764	61,639
Sankyo Co. Ltd.	1,100	67,283
YETI Holdings, Inc.(2)	711	31,263
		160,185
Life Sciences Tools and Services — 0.7%
Agilent Technologies, Inc.	9,319	1,212,402
Avantor, Inc.(2)	10,402	239,142
Bio-Techne Corp.	7,796	548,215
Danaher Corp.	1,928	462,546
Gerresheimer AG	730	74,423

	Shares/Principal Amount	Value
ICON PLC(2)	1,672	$436,175
IQVIA Holdings, Inc.(2)	4,546	946,613
Mettler-Toledo International, Inc.(2)	826	988,879
Tecan Group AG(2)	131	50,005
Thermo Fisher Scientific, Inc.	930	501,251
		5,459,651
Machinery — 0.5%
ATS Corp.(2)	876	37,472
Cummins, Inc.	2,362	565,227
Deere & Co.	542	213,320
Fluidra SA	899	19,463
Graco, Inc.	3,176	270,913
Hoshizaki Corp.	2,300	83,677
IMI PLC	13,035	276,466
Ingersoll Rand, Inc.	1,904	152,053
Interpump Group SpA	1,086	53,683
Interroll Holding AG	6	17,525
KION Group AG	991	45,214
Konecranes OYJ	1,791	76,917
Organo Corp.	1,800	74,346
Oshkosh Corp.	2,840	312,684
Parker-Hannifin Corp.	2,092	971,734
Trelleborg AB, B Shares	1,160	35,307
Weir Group PLC	3,447	79,232
Xylem, Inc.	2,062	231,851
		3,517,084
Media — 0.3%
CyberAgent, Inc.	7,600	49,049
Fox Corp., Class B	16,664	500,087
Interpublic Group of Cos., Inc.	14,967	493,761
Omnicom Group, Inc.	2,739	247,551
Stroeer SE & Co. KGaA	252	14,796
Trade Desk, Inc., Class A(2)	9,338	638,999
WPP PLC	42,199	408,085
		2,352,328
Metals and Mining — 0.1%
Alamos Gold, Inc., Class A	5,462	66,140
Capstone Copper Corp.(2)	40,203	197,957
ERO Copper Corp.(2)	8,732	136,717
MMC Norilsk Nickel PJSC(4)	2,658	—
		400,814
Multi-Utilities — 0.2%
CMS Energy Corp.	6,293	359,708
Northwestern Energy Group, Inc.	12,954	623,346
WEC Energy Group, Inc.	4,593	370,931
		1,353,985
Office REITs†
Alexandria Real Estate Equities, Inc.	1,305	157,774
Hudson Pacific Properties, Inc.	8,289	67,887
		225,661

	Shares/Principal Amount	Value
Oil, Gas and Consumable Fuels — 0.5%
Cheniere Energy, Inc.	3,038	$498,202
ConocoPhillips	5,304	593,358
Diamondback Energy, Inc.	2,044	314,245
Enterprise Products Partners LP	30,196	808,045
EOG Resources, Inc.	4,281	487,135
EQT Corp.	8,581	303,767
Excelerate Energy, Inc., Class A	7,055	108,083
Gaztransport Et Technigaz SA	543	76,127
Kosmos Energy Ltd.(2)	25,786	156,263
Occidental Petroleum Corp.	7,853	452,097
		3,797,322
Paper and Forest Products†
Louisiana-Pacific Corp.	994	66,151
Mondi PLC	6,151	110,222
Stella-Jones, Inc.	2,342	138,557
		314,930
Passenger Airlines — 0.1%
Southwest Airlines Co.	20,876	623,984
Personal Care Products — 0.1%
BellRing Brands, Inc.(2)	1,408	77,820
elf Beauty, Inc.(2)	749	119,488
Haleon PLC	91,728	372,578
Kenvue, Inc.	11,503	238,802
Rohto Pharmaceutical Co. Ltd.	2,600	53,200
		861,888
Pharmaceuticals — 0.9%
ALK-Abello AS(2)	4,712	76,037
Amylyx Pharmaceuticals, Inc.(2)	1,863	29,808
AstraZeneca PLC	4,909	650,820
AstraZeneca PLC, ADR	6,267	417,633
Bristol-Myers Squibb Co.	5,764	281,687
Catalent, Inc.(2)	1,802	93,055
Edgewise Therapeutics, Inc.(2)	2,516	44,860
Eli Lilly & Co.	409	264,054
GSK PLC	36,064	713,264
Intra-Cellular Therapies, Inc.(2)	1,550	104,377
Longboard Pharmaceuticals, Inc.(2)	817	17,353
Merck & Co., Inc.	3,774	455,824
Novo Nordisk AS, Class B	11,537	1,318,730
Roche Holding AG	2,311	657,979
Sanofi SA	4,209	421,513
Sanofi SA, ADR	4,843	241,666
Santen Pharmaceutical Co. Ltd.	7,500	75,767
UCB SA	3,620	340,518
Verona Pharma PLC, ADR(2)(3)	1,701	31,213
Zoetis, Inc.	1,825	342,753
		6,578,911
Professional Services — 0.3%
Adecco Group AG	8,144	352,171
BayCurrent Consulting, Inc.	11,600	269,688

	Shares/Principal Amount	Value
CACI International, Inc., Class A(2)	202	$69,433
First Advantage Corp.	2,351	38,486
FTI Consulting, Inc.(2)	262	50,202
Jacobs Solutions, Inc.	4,044	545,010
Korn Ferry	1,374	80,613
Paycor HCM, Inc.(2)	3,070	59,650
RELX PLC	13,981	577,053
TechnoPro Holdings, Inc.	3,100	71,470
Verisk Analytics, Inc.	1,978	477,746
		2,591,522
Real Estate Management and Development — 0.1%
Colliers International Group, Inc.(3)	606	71,136
Corp. Inmobiliaria Vesta SAB de CV(3)	11,994	45,575
CTP NV	5,063	86,396
DLF Ltd.	3,835	37,021
FirstService Corp.	441	73,925
FirstService Corp. (Toronto)	675	112,974
Mitsui Fudosan Co. Ltd.	8,100	203,340
PSP Swiss Property AG	770	102,485
Redfin Corp.(2)	6,926	56,516
Tokyu Fudosan Holdings Corp.	22,600	151,139
		940,507
Residential REITs — 0.2%
American Homes 4 Rent, Class A	4,886	171,254
Apartment Income REIT Corp.	3,176	103,823
AvalonBay Communities, Inc.	1,867	334,212
Boardwalk Real Estate Investment Trust	895	46,466
Canadian Apartment Properties REIT	1,678	58,249
Comforia Residential REIT, Inc.(3)	23	48,204
Essex Property Trust, Inc.	2,608	608,368
Invitation Homes, Inc.	4,979	163,959
UNITE Group PLC	5,075	64,837
		1,599,372
Retail REITs — 0.3%
Agree Realty Corp.	1,328	79,162
Brixmor Property Group, Inc.	5,062	113,591
Charter Hall Retail REIT	23,770	57,430
Kite Realty Group Trust	8,780	187,892
Link REIT	15,320	76,840
Realty Income Corp.	17,848	970,753
Regency Centers Corp.	7,816	489,829
Scentre Group	70,728	140,611
Simon Property Group, Inc.	2,063	285,952
Tanger, Inc.	3,378	90,868
Urban Edge Properties	5,530	95,503
		2,588,431
Semiconductors and Semiconductor Equipment — 1.2%
Advanced Micro Devices, Inc.(2)	4,068	682,163
AIXTRON SE	1,774	66,025
Analog Devices, Inc.	2,330	448,199
Applied Materials, Inc.	2,245	368,853

	Shares/Principal Amount	Value
ARM Holdings PLC, ADR(2)	4,756	$336,107
ASML Holding NV	779	675,851
Credo Technology Group Holding Ltd.(2)	4,728	96,971
Enphase Energy, Inc.(2)	1,730	180,145
FormFactor, Inc.(2)	884	34,273
GLOBALFOUNDRIES, Inc.(2)	1,456	80,051
Impinj, Inc.(2)	447	43,350
Infineon Technologies AG	8,670	316,082
Lattice Semiconductor Corp.(2)	539	32,804
MACOM Technology Solutions Holdings, Inc.(2)	1,424	122,792
Marvell Technology, Inc.	7,065	478,300
Monolithic Power Systems, Inc.	1,213	731,099
Nova Ltd.(2)	656	94,995
NVIDIA Corp.	2,719	1,672,919
Onto Innovation, Inc.(2)	787	127,100
Power Integrations, Inc.	1,607	120,461
Rambus, Inc.(2)	1,006	68,941
Silicon Laboratories, Inc.(2)	355	43,793
SUMCO Corp.	42,500	644,318
Taiwan Semiconductor Manufacturing Co. Ltd.	45,000	900,832
Teradyne, Inc.	5,007	483,626
Tokyo Seimitsu Co. Ltd.	900	58,296
		8,908,346
Software — 2.0%
Adobe, Inc.(2)	262	161,858
Altium Ltd.	1,810	58,148
Atlassian Corp., Class A(2)	1,498	374,156
Blackbaud, Inc.(2)	860	69,591
Bytes Technology Group PLC	10,481	87,009
Cadence Design Systems, Inc.(2)	4,669	1,346,820
Crowdstrike Holdings, Inc., Class A(2)	3,847	1,125,248
CyberArk Software Ltd.(2)	994	232,079
Dassault Systemes SE	8,141	422,015
Datadog, Inc., Class A(2)	7,771	967,023
Descartes Systems Group, Inc.(2)	457	40,015
DoubleVerify Holdings, Inc.(2)	2,643	105,746
Five9, Inc.(2)	1,892	143,527
Guidewire Software, Inc.(2)	1,203	134,351
HubSpot, Inc.(2)	1,707	1,042,977
JFrog Ltd.(2)	1,446	47,038
Klaviyo, Inc., Class A(2)	878	22,696
Manhattan Associates, Inc.(2)	4,835	1,172,778
Microsoft Corp.	10,057	3,998,462
Money Forward, Inc.(2)	2,300	89,774
nCino, Inc.(2)	2,169	68,280
Palantir Technologies, Inc., Class A(2)	32,917	529,635
Palo Alto Networks, Inc.(2)	1,935	655,017
Salesforce, Inc.(2)	1,948	547,563
SAP SE	3,829	663,361
ServiceNow, Inc.(2)	179	137,007
Sinch AB(2)(3)	18,144	55,720

	Shares/Principal Amount	Value
SPS Commerce, Inc.(2)	846	$155,495
Tenable Holdings, Inc.(2)	2,347	110,544
Workday, Inc., Class A(2)	601	174,933
		14,738,866
Specialized REITs — 0.4%
Big Yellow Group PLC	3,997	57,797
Digital Core REIT Management Pte. Ltd.	73,500	47,245
Digital Realty Trust, Inc.	3,021	424,330
Equinix, Inc.	985	817,324
Extra Space Storage, Inc.	2,110	304,768
Iron Mountain, Inc.	3,158	213,228
Public Storage	1,960	555,052
SBA Communications Corp.	1,371	306,912
VICI Properties, Inc.	15,503	466,950
		3,193,606
Specialty Retail — 0.4%
Boot Barn Holdings, Inc.(2)	1,161	83,290
Burlington Stores, Inc.(2)	2,594	495,843
CarMax, Inc.(2)	2,032	144,638
Fast Retailing Co. Ltd.	1,600	427,163
Home Depot, Inc.	2,128	751,099
Kingfisher PLC	125,072	347,741
Murphy USA, Inc.	223	78,612
Sanrio Co. Ltd.	1,800	75,163
TJX Cos., Inc.	4,706	446,646
Tractor Supply Co.	953	214,044
		3,064,239
Technology Hardware, Storage and Peripherals — 0.4%
Apple, Inc.	11,753	2,167,253
HP, Inc.	14,715	422,468
Samsung Electronics Co. Ltd.	7,518	408,504
		2,998,225
Textiles, Apparel and Luxury Goods — 0.4%
Asics Corp.	3,600	109,390
Crocs, Inc.(2)	497	50,435
Deckers Outdoor Corp.(2)	300	226,119
HUGO BOSS AG	6,218	388,343
Lululemon Athletica, Inc.(2)	1,451	658,493
LVMH Moet Hennessy Louis Vuitton SE	771	641,517
On Holding AG, Class A(2)	26,943	715,606
		2,789,903
Tobacco — 0.1%
British American Tobacco PLC	14,107	415,925
Trading Companies and Distributors — 0.3%
AddTech AB, B Shares	1,796	37,051
Beacon Roofing Supply, Inc.(2)	5,213	432,106
Bunzl PLC	10,697	434,723
Diploma PLC	2,125	87,596
DNOW, Inc.(2)	8,897	89,771
Finning International, Inc.	2,943	85,174
Howden Joinery Group PLC	7,660	77,572

	Shares/Principal Amount	Value
MRC Global, Inc.(2)	7,041	$75,057
MSC Industrial Direct Co., Inc., Class A	3,327	328,308
Rexel SA	13,589	361,919
Seven Group Holdings Ltd.	3,490	81,684
SiteOne Landscape Supply, Inc.(2)	683	105,558
		2,196,519
Transportation Infrastructure†
Flughafen Zurich AG	185	38,170
Japan Airport Terminal Co. Ltd.	400	15,885
		54,055
Water Utilities†
SJW Group	1,220	72,639
TOTAL COMMON STOCKS (Cost $138,112,569)		184,141,099
U.S. TREASURY SECURITIES — 9.8%
U.S. Treasury Bonds, 2.00%, 11/15/41	$3,500,000	2,500,996
U.S. Treasury Bonds, 2.375%, 2/15/42	11,500,000	8,705,859
U.S. Treasury Bonds, 4.75%, 11/15/43	120,000	127,069
U.S. Treasury Bonds, 3.125%, 8/15/44	200,000	166,992
U.S. Treasury Bonds, 2.50%, 2/15/45	1,060,000	790,363
U.S. Treasury Bonds, 3.00%, 5/15/45	560,000	455,066
U.S. Treasury Bonds, 3.00%, 11/15/45	100,000	80,918
U.S. Treasury Inflation-Indexed Bonds, 2.375%, 1/15/25	1,221,713	1,217,126
U.S. Treasury Inflation-Indexed Bonds, 2.375%, 1/15/27	380,645	385,909
U.S. Treasury Inflation-Indexed Bonds, 2.50%, 1/15/29	1,623,209	1,687,486
U.S. Treasury Inflation-Indexed Bonds, 3.375%, 4/15/32	172,986	194,595
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/40	852,366	877,214
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/41	1,149,738	1,184,412
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43	1,295,454	1,016,851
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44	3,491,322	3,133,180
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/45	5,945,921	4,665,131
U.S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47	699,600	551,657
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/51	1,179,370	724,721
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27	4,855,688	4,592,988
U.S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28	2,302,899	2,192,863
U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/29	2,310,457	2,223,622
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/32	3,029,505	2,682,981
U.S. Treasury Notes, 0.25%, 5/31/25	9,900,000	9,361,108
U.S. Treasury Notes, 0.50%, 4/30/27	6,000,000	5,371,875
U.S. Treasury Notes, 2.75%, 7/31/27	3,505,000	3,368,497
U.S. Treasury Notes, 2.25%, 8/15/27	400,000	377,797
U.S. Treasury Notes, 2.625%, 7/31/29	3,000,000	2,812,266
U.S. Treasury Notes, 3.50%, 4/30/30	2,350,000	2,296,069
U.S. Treasury Notes, 0.625%, 5/15/30	1,100,000	900,238
U.S. Treasury Notes, 4.375%, 11/30/30	1,390,000	1,427,139
U.S. Treasury Notes, 1.875%, 2/15/32(5)	5,800,000	4,983,922
U.S. Treasury Notes, 3.375%, 5/15/33	28,000	26,768
U.S. Treasury Notes, 4.50%, 11/15/33	150,000	156,656
U.S. Treasury Notes, VRN, 5.40%, (3-month USBMMY plus 0.13%), 7/31/25	1,500,000	1,498,478
TOTAL U.S. TREASURY SECURITIES (Cost $81,430,942)		72,738,812

		Shares/Principal Amount	Value
SOVEREIGN GOVERNMENTS AND AGENCIES — 2.8%
Australia — 0.1%
Australia Government Bonds, 3.00%, 3/21/47	AUD	270,000	$141,544
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	395,000	250,694
			392,238
Austria — 0.1%
Republic of Austria Government Bonds, 0.75%, 10/20/26(6)	EUR	185,000	190,349
Republic of Austria Government Bonds, 4.15%, 3/15/37(6)	EUR	121,000	146,246
			336,595
Belgium†
Kingdom of Belgium Government Bonds, 4.25%, 3/28/41(6)	EUR	74,000	90,845
Canada — 0.6%
Canada Government Bonds, 0.25%, 3/1/26	CAD	1,500,000	1,034,843
Canada Government Bonds, 3.50%, 3/1/28	CAD	3,387,000	2,521,186
Province of British Columbia, 2.85%, 6/18/25	CAD	809,000	588,549
Province of Quebec, 5.75%, 12/1/36	CAD	445,000	382,840
Province of Quebec, 5.00%, 12/1/41	CAD	30,000	24,352
Province of Quebec, 3.50%, 12/1/48	CAD	110,000	72,293
			4,624,063
China — 0.5%
China Government Bonds, 2.68%, 5/21/30	CNY	24,800,000	3,508,827
Denmark†
Denmark Government Bonds, 0.50%, 11/15/27	DKK	600,000	81,643
Denmark Government Bonds, 4.50%, 11/15/39	DKK	340,000	62,170
			143,813
Finland — 0.3%
Finland Government Bonds, 4.00%, 7/4/25(6)	EUR	219,000	240,845
Finland Government Bonds, 0.125%, 4/15/36(6)	EUR	2,250,000	1,754,699
			1,995,544
France — 0.2%
French Republic Government Bonds OAT, 0.00%, 11/25/31(7)	EUR	1,400,000	1,248,762
French Republic Government Bonds OAT, 1.25%, 5/25/38	EUR	379,000	328,610
			1,577,372
Germany†
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/52(7)	EUR	400,000	221,599
Ireland†
Ireland Government Bonds, 3.40%, 3/18/24	EUR	283,000	305,845
Italy — 0.2%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	180,000	190,559
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	1,338,000	1,422,754
			1,613,313
Japan — 0.3%
Japan Government Thirty Year Bonds, 1.40%, 3/20/53	JPY	224,000,000	1,396,008
Japan Government Thirty Year Bonds, 1.20%, 6/20/53	JPY	66,500,000	393,656
Japan Government Thirty Year Bonds, 1.80%, 9/20/53	JPY	51,300,000	350,884
			2,140,548
Malaysia†
Malaysia Government Bonds, 3.96%, 9/15/25	MYR	990,000	211,129
Mexico — 0.1%
Mexico Government International Bonds, 4.15%, 3/28/27		$700,000	691,623

		Shares/Principal Amount	Value
Netherlands — 0.1%
Netherlands Government Bonds, 0.50%, 7/15/26(6)	EUR	506,000	$522,854
Netherlands Government Bonds, 2.75%, 1/15/47(6)	EUR	82,000	90,392
			613,246
Norway†
Norway Government Bonds, 1.75%, 2/17/27(6)	NOK	1,880,000	169,913
Peru†
Peru Government International Bonds, 5.625%, 11/18/50		$160,000	162,105
Philippines†
Philippines Government International Bonds, 6.375%, 10/23/34		100,000	111,469
Spain†
Spain Government Bonds, 1.60%, 4/30/25(6)	EUR	132,000	140,174
Spain Government Bonds, 5.15%, 10/31/28(6)	EUR	47,000	56,376
Spain Government Bonds, 5.15%, 10/31/44(6)	EUR	9,000	11,815
			208,365
Switzerland — 0.1%
Swiss Confederation Government Bonds, 1.25%, 5/28/26	CHF	410,000	478,723
Thailand — 0.1%
Thailand Government Bonds, 3.85%, 12/12/25	THB	11,550,000	334,858
United Kingdom — 0.1%
U.K. Gilts, 0.125%, 1/30/26	GBP	800,000	941,099
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $23,444,042)			20,873,132
CORPORATE BONDS — 2.3%
Automobile Components†
ZF North America Capital, Inc., 4.75%, 4/29/25(6)		$105,000	103,488
Automobiles — 0.1%
BMW Finance NV, 0.875%, 4/3/25	EUR	50,000	52,497
Ford Motor Credit Co. LLC, 3.625%, 6/17/31		$670,000	576,833
			629,330
Banks — 1.0%
Avi Funding Co. Ltd., 3.80%, 9/16/25(6)		255,000	250,317
Banco Santander SA, 2.50%, 3/18/25	EUR	200,000	213,096
Bank of America Corp., VRN, 5.47%, 1/23/35		$260,000	264,872
Bank of Montreal, VRN, 5.61%, (SOFR plus 0.30%), 7/8/24		1,250,000	1,250,267
Barclays PLC, VRN, 1.375%, 1/24/26	EUR	100,000	105,364
CaixaBank SA, VRN, 2.25%, 4/17/30	EUR	400,000	420,319
Citigroup, Inc., VRN, 3.67%, 7/24/28		$90,000	86,142
Citigroup, Inc., VRN, 6.27%, 11/17/33		60,000	64,416
Commerzbank AG, 4.00%, 3/23/26	EUR	250,000	270,778
European Financial Stability Facility, 2.125%, 2/19/24	EUR	399,000	430,871
European Financial Stability Facility, 0.40%, 5/31/26	EUR	400,000	411,117
European Financial Stability Facility, 2.35%, 7/29/44	EUR	60,000	57,616
European Union, 0.00%, 7/4/31(7)	EUR	1,650,000	1,472,116
HSBC Bank PLC, VRN, 5.375%, 11/4/30	GBP	50,000	62,440
ING Groep NV, 2.125%, 1/10/26	EUR	400,000	422,513
JPMorgan Chase & Co., VRN, 4.01%, 4/23/29		$6,000	5,802
Lloyds Bank PLC, 7.625%, 4/22/25	GBP	120,000	155,427
Toronto-Dominion Bank, VRN, 5.875%, 5/1/24		$1,500,000	1,498,994
Wells Fargo & Co., VRN, 5.39%, 4/24/34		105,000	105,982
			7,548,449

		Shares/Principal Amount	Value
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36		$370,000	$365,865
Chemicals†
MEGlobal BV, 4.25%, 11/3/26(6)		82,000	79,173
Olin Corp., 5.125%, 9/15/27		60,000	58,263
			137,436
Commercial Services and Supplies†
Waste Connections, Inc., 2.95%, 1/15/52		154,000	106,477
Containers and Packaging†
Sealed Air Corp., 5.125%, 12/1/24(6)		80,000	79,672
Diversified Consumer Services†
Duke University, 3.30%, 10/1/46		220,000	172,878
Diversified Telecommunication Services — 0.1%
AT&T, Inc., 2.60%, 12/17/29	EUR	120,000	125,148
AT&T, Inc., 4.90%, 8/15/37		$116,000	112,278
Sprint Capital Corp., 6.875%, 11/15/28		352,000	380,530
Turk Telekomunikasyon AS, 4.875%, 6/19/24(6)		205,000	203,524
			821,480
Electric Utilities — 0.2%
Duke Energy Carolinas LLC, 3.20%, 8/15/49		270,000	193,367
Duke Energy Florida LLC, 3.85%, 11/15/42		130,000	106,454
Duke Energy Progress LLC, 4.15%, 12/1/44		59,000	50,072
MidAmerican Energy Co., 4.40%, 10/15/44		80,000	70,917
NextEra Energy Capital Holdings, Inc., 5.25%, 2/28/53		71,000	68,439
Northern States Power Co., 3.20%, 4/1/52		160,000	115,430
Northern States Power Co., 5.10%, 5/15/53		110,000	109,218
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 3.00%, 6/30/30		500,000	436,879
			1,150,776
Financial Services — 0.3%
Fiore Capital LLC, VRDN, 5.45%, 2/7/24 (LOC: Wells Fargo Bank N.A.)		2,175,000	2,175,000
Ground Transportation†
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		160,000	148,754
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		70,000	61,624
			210,378
Health Care Providers and Services — 0.1%
DaVita, Inc., 4.625%, 6/1/30(6)		510,000	451,632
Kaiser Foundation Hospitals, 3.00%, 6/1/51		180,000	126,848
			578,480
Hotels, Restaurants and Leisure — 0.1%
Caesars Entertainment, Inc., 4.625%, 10/15/29(6)		200,000	182,981
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(6)		150,000	146,703
			329,684
Household Durables — 0.1%
KB Home, 4.80%, 11/15/29		477,000	451,850
Meritage Homes Corp., 5.125%, 6/6/27		160,000	156,991
Tempur Sealy International, Inc., 3.875%, 10/15/31(6)		238,000	201,046
			809,887

		Shares/Principal Amount	Value
Insurance†
AXA SA, VRN, 3.375%, 7/6/47	EUR	200,000	$211,755
Interactive Media and Services†
Tencent Holdings Ltd., 3.80%, 2/11/25(6)		$153,000	150,901
Media†
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.125%, 7/1/49		120,000	95,668
Metals and Mining†
Freeport-McMoRan, Inc., 5.40%, 11/14/34		180,000	179,963
Multi-Utilities†
Dominion Energy, Inc., 4.90%, 8/1/41		70,000	64,392
Oil, Gas and Consumable Fuels — 0.1%
Antero Resources Corp., 7.625%, 2/1/29(6)		108,000	111,280
BP Capital Markets America, Inc., 3.06%, 6/17/41		180,000	138,120
Energy Transfer LP, 5.75%, 4/1/25		70,000	70,016
MEG Energy Corp., 5.875%, 2/1/29(6)		130,000	126,949
Southwestern Energy Co., 5.70%, 1/23/25		14,000	13,925
			460,290
Passenger Airlines†
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(6)		235,789	233,403
Pharmaceuticals†
Viatris, Inc., 4.00%, 6/22/50		246,000	174,264
Software†
Oracle Corp., 3.60%, 4/1/40		130,000	104,044
Transportation Infrastructure — 0.1%
DP World Crescent Ltd., 4.85%, 9/26/28		250,000	247,290
TOTAL CORPORATE BONDS (Cost $18,456,532)			17,141,250
COLLATERALIZED LOAN OBLIGATIONS — 1.6%
ARES XLVII CLO Ltd., Series 2018-47A, Class C, VRN, 7.33%, (3-month SOFR plus 2.01%), 4/15/30(6)		350,000	347,692
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class CR3, VRN, 8.18%, (3-month SOFR plus 2.86%), 4/22/32(6)		1,450,000	1,453,069
Cerberus Loan Funding XXVIII LP, Series 2020-1A, Class A, VRN, 7.43%, (3-month SOFR plus 2.11%), 10/15/31(6)		255,880	255,886
Cerberus Loan Funding XXXI LP, Series 2021-1A, Class A, VRN, 7.08%, (3-month SOFR plus 1.76%), 4/15/32(6)		328,126	328,071
CIFC Funding Ltd., Series 2017-5A, Class B, VRN, 7.43%, (3-month SOFR plus 2.11%), 11/16/30(6)		1,100,000	1,096,798
Cook Park CLO Ltd., Series 2018-1A, Class C, VRN, 7.33%, (3-month SOFR plus 2.01%), 4/17/30(6)		3,000,000	2,969,072
Dewolf Park CLO Ltd., Series 2017-1A, Class CR, VRN, 7.43%, (3-month SOFR plus 2.11%), 10/15/30(6)		450,000	448,596
Eaton Vance CLO Ltd., Series 2015-1A, Class CR, VRN, 7.48%, (3-month SOFR plus 2.16%), 1/20/30(6)		512,500	512,533
Elevation CLO Ltd., Series 2018-9A, Class B, VRN, 7.33%, (3-month SOFR plus 2.01%), 7/15/31(6)		600,000	600,598
GoldenTree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 6.70%, (3-month SOFR plus 1.38%), 7/20/31(6)		303,337	303,987
KKR CLO Ltd., Series 2018, Class CR, VRN, 7.66%, (3-month SOFR plus 2.36%), 7/18/30(6)		200,000	200,601

	Shares/Principal Amount	Value
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 7.69%, (3-month SOFR plus 2.36%), 1/25/32(6)	$450,000	$451,778
Marathon CLO Ltd., Series 2021-17A, Class B1, VRN, 8.26%, (3-month SOFR plus 2.94%), 1/20/35(6)	425,000	425,101
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 6.90%, (1-month SOFR plus 1.56%), 10/16/36(6)	716,000	686,485
Rockford Tower CLO Ltd., Series 2020-1A, Class C, VRN, 7.93%, (3-month SOFR plus 2.61%), 1/20/32(6)	325,000	325,893
Sound Point CLO IX Ltd., Series 2015-2A, Class CRRR, VRN, 8.08%, (3-month SOFR plus 2.76%), 7/20/32(6)	1,450,000	1,447,823
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $11,906,231)		11,853,983
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
Private Sponsor Collateralized Mortgage Obligations — 0.2%
ABN AMRO Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	5,906	5,353
COLT Mortgage Loan Trust, Series 2021-3, Class M1, VRN, 2.30%, 9/27/66(6)	1,800,000	1,211,603
Radnor RE Ltd., Series 2021-1, Class M1B, VRN, 7.04%, (30-day average SOFR plus 1.70%), 12/27/33(6)	90,764	90,816
SoFi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(6)	25,607	22,472
		1,330,244
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FNMA, Series 2014-C02, Class 2M2, VRN, 8.06%, (30-day average SOFR plus 2.71%), 5/25/24	152,737	153,520
FNMA, Series 2024-R01, Class 1M1, VRN, 6.39%, (30-day average SOFR plus 1.05%), 1/25/44(6)	500,000	500,039
		653,559
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,574,207)		1,983,803
ASSET-BACKED SECURITIES — 0.3%
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(6)	322,632	283,432
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A, SEQ, 2.94%, 5/25/29(6)	52,664	51,439
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 8/17/37(6)	600,000	565,243
Lunar Aircraft Ltd., Series 2020-1A, Class A, SEQ, 3.38%, 2/15/45(6)	530,472	471,600
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(6)	450,376	404,230
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(6)	125,851	123,295
TOTAL ASSET-BACKED SECURITIES (Cost $2,086,717)		1,899,239
PREFERRED STOCKS — 0.2%
Automobiles — 0.1%
Volkswagen International Finance NV, 3.875%	500,000	495,817
Electric Utilities†
Electricite de France SA, 3.375%	200,000	192,724
Enel SpA, 2.25%	200,000	201,314
		394,038
Insurance†
Allianz SE, 3.375%	100,000	107,323

	Shares/Principal Amount	Value
AXA SA, 6.69%	50,000	$65,029
Intesa Sanpaolo Vita SpA, 4.75%	100,000	107,669
		280,021
Oil, Gas and Consumable Fuels — 0.1%
Eni SpA, 3.375%	500,000	499,892
TOTAL PREFERRED STOCKS (Cost $2,181,752)		1,669,768
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.1%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities†
FHLMC, VRN, 5.59%, (1-year RFUCC plus 1.87%), 7/1/36	$13,309	13,656
FHLMC, VRN, 6.19%, (1-year H15T1Y plus 2.14%), 10/1/36	33,202	34,006
FHLMC, VRN, 5.45%, (1-year H15T1Y plus 2.26%), 4/1/37	43,533	44,548
FHLMC, VRN, 6.10%, (1-year RFUCC plus 1.89%), 7/1/41	15,196	15,212
FNMA, VRN, 7.44%, (6-month RFUCC plus 1.57%), 6/1/35	22,415	22,816
FNMA, VRN, 7.44%, (6-month RFUCC plus 1.57%), 6/1/35	17,047	17,345
FNMA, VRN, 7.30%, (6-month RFUCC plus 1.54%), 9/1/35	4,616	4,684
FNMA, VRN, 5.88%, (1-year H15T1Y plus 2.15%), 3/1/38	48,753	50,008
		202,275
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FHLMC, 6.00%, 2/1/38	17,453	18,188
GNMA, 9.00%, 4/20/25	60	60
GNMA, 7.50%, 10/15/25	174	174
GNMA, 6.00%, 4/15/26	83	85
GNMA, 7.50%, 6/15/26	352	352
GNMA, 7.00%, 12/15/27	4,616	4,635
GNMA, 7.50%, 12/15/27	536	537
GNMA, 6.00%, 5/15/28	3,039	3,133
GNMA, 6.50%, 5/15/28	2,704	2,809
GNMA, 7.00%, 5/15/31	6,263	6,508
GNMA, 5.50%, 11/15/32	16,491	17,009
GNMA, 6.50%, 10/15/38	365,137	388,382
GNMA, 4.50%, 6/15/41	122,799	121,881
		563,753
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $758,572)		766,028
MUNICIPAL SECURITIES — 0.1%
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	140,000	169,697
New York City GO, 6.27%, 12/1/37	40,000	44,744
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	175,000	121,976
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	170,000	185,239
State of California GO, 4.60%, 4/1/38	100,000	96,438
Texas Natural Gas Securitization Finance Corp. Rev., 5.17%, 4/1/41	45,000	46,947
TOTAL MUNICIPAL SECURITIES (Cost $683,915)		665,041
EXCHANGE-TRADED FUNDS†
iShares Core S&P 500 ETF	164	79,573
iShares MSCI EAFE Small-Cap ETF	59	3,558
TOTAL EXCHANGE-TRADED FUNDS (Cost $83,902)		83,131

	Shares/Principal Amount	Value
RIGHTS†
Construction and Engineering†
Sacyr SA(2) (Cost $1,844)	542	$1,791
SHORT-TERM INVESTMENTS — 11.0%
Commercial Paper(8) — 4.4%
Alinghi Funding Co. LLC, 5.93%, 4/10/24(6)	$1,750,000	1,731,789
ANZ New Zealand International Ltd., 5.92%, 6/3/24(6)	1,250,000	1,227,220
Bennington Stark Capital Co. LLC, 5.48%, 3/26/24(6)	2,000,000	2,000,144
BPCE SA, 5.89%, 2/15/24(6)	2,000,000	1,995,568
Canadian Imperial Holdings, Inc., 5.88%, 3/19/24(6)	1,000,000	992,831
Chesham Finance Ltd./Chesham Finance LLC, 5.87%, 3/13/24 (LOC: BNP Paribas)(6)	3,000,000	2,981,223
Concord Minutemen Capital Co. LLC, 5.60%, 3/18/24(6)	2,000,000	2,000,439
DNB Bank ASA, 5.87%, 4/12/24(6)	3,500,000	3,463,198
JP Morgan Securities LLC, VRN, 5.68%, (SOFR plus 0.37%),1/27/25(6)	3,000,000	3,001,437
JP Morgan Securities LLC, VRN, 5.93%, (SOFR plus 0.61%), 10/21/24(6)	1,000,000	1,002,060
Mainbeach Funding LLC, 5.50%, 2/1/24(6)	2,050,000	2,049,695
Old Line Funding LLC, VRN, 5.80%, (SOFR plus 0.48%), 6/7/24(6)	5,000,000	5,005,953
UBS AG, 5.56%, 8/19/24(6)	1,000,000	1,000,000
Versailles Commercial Paper LLC, 5.81%, 2/6/24(6)	4,000,000	3,996,444
		32,448,001
Money Market Funds — 5.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	41,931,871	41,931,871
State Street Navigator Securities Lending Government Money Market Portfolio(9)	1,525,420	1,525,420
		43,457,291
Treasury Bills(8) — 0.7%
U.S. Treasury Bills, 5.55%, 2/13/24	2,500,000	2,495,623
U.S. Treasury Bills, 5.55%, 2/20/24	2,000,000	1,994,451
U.S. Treasury Bills, 5.46%, 5/30/24	1,000,000	982,998
		5,473,072
TOTAL SHORT-TERM INVESTMENTS (Cost $81,363,855)		81,378,364
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $640,122,193)		739,460,606
OTHER ASSETS AND LIABILITIES — 0.1%		507,477
TOTAL NET ASSETS — 100.0%		$739,968,083

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	3,590,897	USD	716,529	JPMorgan Chase Bank N.A.	3/15/24	$5,522
CAD	9,576	USD	7,172	Goldman Sachs & Co.	3/28/24	(44)
CAD	15,899	USD	11,986	Goldman Sachs & Co.	3/28/24	(152)
CAD	30,769	USD	23,064	Goldman Sachs & Co.	3/28/24	(161)
CAD	15,563	USD	11,671	Goldman Sachs & Co.	3/28/24	(87)
CAD	37,449	USD	28,054	Goldman Sachs & Co.	3/28/24	(179)
CAD	18,633	USD	13,942	Goldman Sachs & Co.	3/28/24	(72)
CAD	8,314	USD	6,213	Goldman Sachs & Co.	3/28/24	(25)
CAD	37,775	USD	28,207	Goldman Sachs & Co.	3/28/24	(90)
CAD	8,709	USD	6,476	Goldman Sachs & Co.	3/28/24	7
CAD	25,267	USD	18,720	Goldman Sachs & Co.	3/28/24	87
CAD	14,569	USD	10,811	Goldman Sachs & Co.	3/28/24	33
CAD	20,712	USD	15,437	Goldman Sachs & Co.	3/28/24	(20)
CAD	11,063	USD	8,186	Goldman Sachs & Co.	3/28/24	48
CAD	15,592	USD	11,584	Goldman Sachs & Co.	3/28/24	21
CAD	7,345	USD	5,487	Goldman Sachs & Co.	3/28/24	(19)
USD	3,897,769	CAD	5,286,387	UBS AG	3/15/24	(36,434)
USD	262,826	CAD	351,498	Goldman Sachs & Co.	3/28/24	1,192
USD	292,502	CAD	391,186	Goldman Sachs & Co.	3/28/24	1,327
USD	321,884	CAD	430,481	Goldman Sachs & Co.	3/28/24	1,460
USD	9,100	CAD	12,150	Goldman Sachs & Co.	3/28/24	56
USD	7,077	CAD	9,377	Goldman Sachs & Co.	3/28/24	98
USD	13,759	CAD	18,356	Goldman Sachs & Co.	3/28/24	96
USD	9,117	CAD	12,262	Goldman Sachs & Co.	3/28/24	(10)
USD	8,282	CAD	11,157	Goldman Sachs & Co.	3/28/24	(22)
USD	3,507	CAD	4,739	Goldman Sachs & Co.	3/28/24	(21)
USD	8,274	CAD	11,136	Goldman Sachs & Co.	3/28/24	(15)
USD	3,359	CAD	4,502	Goldman Sachs & Co.	3/28/24	8
USD	2,647	CAD	3,554	Goldman Sachs & Co.	3/28/24	2
USD	346,398	CHF	299,611	Morgan Stanley	3/15/24	(2,373)
USD	346,802	CNY	2,456,052	UBS AG	3/15/24	1,030
COP	1,329,820,556	USD	327,037	JPMorgan Chase Bank N.A.	3/15/24	11,868
CZK	11,042,781	USD	488,208	Morgan Stanley	3/15/24	(8,076)
EUR	174,194	USD	193,399	Morgan Stanley	3/15/24	(4,815)
EUR	40,000	USD	43,460	Morgan Stanley	3/15/24	(156)
EUR	59,886	USD	65,783	Bank of America N.A.	3/28/24	(914)
EUR	2,602	USD	2,847	JPMorgan Chase Bank N.A.	3/28/24	(29)
EUR	2,747	USD	3,016	Morgan Stanley	3/28/24	(40)
USD	7,418,340	EUR	6,855,947	UBS AG	3/15/24	(3,993)
USD	36,268	EUR	33,053	Bank of America N.A.	3/28/24	464
USD	4,853	EUR	4,448	Bank of America N.A.	3/28/24	36
USD	804,901	EUR	733,545	Bank of America N.A.	3/28/24	10,308
USD	61,323	EUR	55,766	Bank of America N.A.	3/28/24	916
USD	4,969	EUR	4,579	Bank of America N.A.	3/28/24	10
USD	36,274	EUR	33,053	JPMorgan Chase Bank N.A.	3/28/24	471
USD	805,044	EUR	733,545	JPMorgan Chase Bank N.A.	3/28/24	10,451
USD	10,793	EUR	9,927	JPMorgan Chase Bank N.A.	3/28/24	40
USD	5,696	EUR	5,233	JPMorgan Chase Bank N.A.	3/28/24	28
USD	36,274	EUR	33,053	Morgan Stanley	3/28/24	471
USD	805,044	EUR	733,545	Morgan Stanley	3/28/24	10,451

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	14,511	EUR	13,348	Morgan Stanley	3/28/24	$51
GBP	210,748	USD	267,199	JPMorgan Chase Bank N.A.	2/5/24	(112)
GBP	100,000	USD	126,699	Morgan Stanley	2/5/24	34
GBP	14,568	USD	18,562	Goldman Sachs & Co.	3/28/24	(93)
GBP	12,012	USD	15,319	Goldman Sachs & Co.	3/28/24	(89)
GBP	13,470	USD	17,182	Goldman Sachs & Co.	3/28/24	(104)
GBP	11,506	USD	14,629	Goldman Sachs & Co.	3/28/24	(41)
GBP	13,462	USD	17,077	Goldman Sachs & Co.	3/28/24	(9)
GBP	11,449	USD	14,568	Goldman Sachs & Co.	3/28/24	(52)
USD	391,205	GBP	310,748	Morgan Stanley	2/5/24	(2,615)
USD	270,006	GBP	212,925	JPMorgan Chase Bank N.A.	3/5/24	98
USD	577,574	GBP	455,636	Goldman Sachs & Co.	3/28/24	(103)
USD	15,337	GBP	12,110	Goldman Sachs & Co.	3/28/24	(17)
HUF	85,942,484	USD	241,748	UBS AG	3/18/24	(839)
IDR	13,123,766,506	USD	847,559	Morgan Stanley	3/15/24	(16,088)
JPY	59,606,011	USD	408,841	Goldman Sachs & Co.	2/5/24	(3,667)
JPY	60,603,825	USD	413,947	JPMorgan Chase Bank N.A.	3/5/24	(113)
USD	405,316	JPY	59,606,011	JPMorgan Chase Bank N.A.	2/5/24	141
KRW	418,363,047	USD	319,215	Bank of America N.A.	3/15/24	(4,995)
MXN	14,209,922	USD	800,711	Goldman Sachs & Co.	3/15/24	19,150
MYR	2,830,863	USD	611,418	Morgan Stanley	3/15/24	(9,864)
PLN	2,403,678	USD	598,389	Morgan Stanley	3/15/24	1,607
THB	15,228,569	USD	433,943	Morgan Stanley	3/15/24	(3,295)
ZAR	11,577,247	USD	607,510	Goldman Sachs & Co.	3/15/24	8,684
						$(13,577)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Bobl 5-Year Bonds	14	March 2024	$1,793,336	$4,668
Euro-Bund 10-Year Bonds	18	March 2024	2,642,636	15,145
Korean Treasury 10-Year Bonds	10	March 2024	851,909	10,149
U.K. Gilt 10-Year Bonds	27	March 2024	3,420,684	109,119
U.S. Treasury 2-Year Notes	34	March 2024	6,992,312	57,309
U.S. Treasury 5-Year Notes	318	March 2024	34,468,219	584,286
U.S. Treasury 10-Year Ultra Notes	90	March 2024	10,518,750	298,418
			$60,687,846	$1,079,094
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 37	Buy	(5.00)%	12/20/26		$5,496,020	$(149,771)	$(248,113)	$(397,884)
Markit iTraxx Europe Crossover Index Series 40	Sell	5.00%	12/20/28	EUR	1,948,000	24,463	136,937	161,400
						$(125,308)	$(111,176)	$(236,484)
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
AUD	–	Australian Dollar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
CHF	–	Swiss Franc
CNY	–	Chinese Yuan
COP	–	Colombian Peso
CVA	–	Certificaten Van Aandelen
CZK	–	Czech Koruna
DKK	–	Danish Krone
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
GBP	–	British Pound
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
JPY	–	Japanese Yen
KRW	–	South Korean Won
LOC	–	Letter of Credit
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
PLN	–	Polish Zloty
RFUCC	–	FTSE USD IBOR Consumer Cash Fallbacks
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
THB	–	Thai Baht
USBMMY	–	U.S. Treasury Bill Money Market Yield
USD	–	United States Dollar
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
ZAR	–	South African Rand
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,346,160. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security may be subject to resale, redemption or transferability restrictions.
(5)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,596,574.
(6)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $53,761,730, which represented 7.3% of total net assets.
(7)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(8)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(9)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,428,653, which includes securities collateral of $903,233.

See Notes to Financial Statements.

Statement of Assets and Liabilities

JANUARY 31, 2024 (UNAUDITED)
Assets
Investment securities - unaffiliated, at value (cost of $361,559,660) — including $953,028 of securities on loan	$393,670,021
Investment securities - affiliated, at value (cost of $277,037,113) — including $1,393,132 of securities on loan	344,265,165
Investment made with cash collateral received for securities on loan, at value (cost of $1,525,420)	1,525,420
Total investment securities, at value (cost of $640,122,193)	739,460,606
Foreign currency holdings, at value (cost of $95,770)	53,359
Receivable for investments sold	2,885,440
Receivable for capital shares sold	286,957
Receivable for variation margin on futures contracts	328,391
Receivable for variation margin on swap agreements	8,368
Unrealized appreciation on forward foreign currency exchange contracts	86,266
Interest and dividends receivable	1,292,872
Securities lending receivable	9,682
Other assets	17,068
744,429,009

Liabilities
Disbursements in excess of demand deposit cash	848,614
Payable for collateral received for securities on loan	1,525,420
Payable for investments purchased	545,513
Payable for capital shares redeemed	990,949
Unrealized depreciation on forward foreign currency exchange contracts	99,843
Accrued management fees	373,988
Distribution and service fees payable	76,599
4,460,926

Net Assets	$739,968,083

Net Assets Consist of:
Capital (par value and paid-in surplus)	$640,514,135
Distributable earnings (loss)	99,453,948
$739,968,083

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$237,991,113	38,923,723	$6.11
I Class, $0.01 Par Value	$75,630,371	12,361,956	$6.12
A Class, $0.01 Par Value	$255,817,529	42,033,118	$6.09
C Class, $0.01 Par Value	$13,566,348	2,298,671	$5.90
R Class, $0.01 Par Value	$25,645,469	4,257,151	$6.02
R5 Class, $0.01 Par Value	$821,204	134,115	$6.12
R6 Class, $0.01 Par Value	$130,496,049	21,377,614	$6.10
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $6.46 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2024 (UNAUDITED)
Investment Income (Loss)
Income:
Income distributions from affiliated funds	$4,516,925
Interest	4,314,574
Dividends (net of foreign taxes withheld of $30,808)	1,509,892
Securities lending, net	66,782
10,408,173

Expenses:
Management fees	3,736,463
Distribution and service fees:
A Class	318,545
C Class	68,792
R Class	61,964
Directors' fees and expenses	13,256
Other expenses	23,792
4,222,812
Fees waived(1)	(1,552,995)
2,669,817

Net investment income (loss)	7,738,356

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (including $2,652,990 from affiliated funds)	3,956,819
Forward foreign currency exchange contract transactions	158,729
Futures contract transactions	(1,273,092)
Swap agreement transactions	(160,368)
Foreign currency translation transactions	(7,914)
2,674,174

Change in net unrealized appreciation (depreciation) on:
Investments (including $9,365,782 from affiliated funds)	10,125,897
Forward foreign currency exchange contracts	272,815
Futures contracts	1,751,019
Swap agreements	183,093
Translation of assets and liabilities in foreign currencies	(5,413)
12,327,411

Net realized and unrealized gain (loss)	15,001,585

Net Increase (Decrease) in Net Assets Resulting from Operations	$22,739,941
(1)Amount consists of $516,512, $141,688, $540,420, $29,176, $52,563, $1,600 and $271,036 for Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class, respectively.

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2024 (UNAUDITED) AND YEAR ENDED JULY 31, 2023
Increase (Decrease) in Net Assets	January 31, 2024	July 31, 2023
Operations
Net investment income (loss)	$7,738,356	$14,943,278
Net realized gain (loss)	2,674,174	2,404,303
Change in net unrealized appreciation (depreciation)	12,327,411	24,210,396
Net increase (decrease) in net assets resulting from operations	22,739,941	41,557,977

Distributions to Shareholders
From earnings:
Investor Class	(3,007,735)	(14,175,527)
I Class	(922,744)	(3,345,838)
A Class	(2,814,714)	(14,170,892)
C Class	(102,246)	(840,397)
R Class	(246,616)	(1,357,828)
R5 Class	(10,387)	(33,107)
R6 Class	(1,809,757)	(6,786,397)
Decrease in net assets from distributions	(8,914,199)	(40,709,986)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(27,962,272)	(9,133,582)

Net increase (decrease) in net assets	(14,136,530)	(8,285,591)

Net Assets
Beginning of period	754,104,613	762,390,204
End of period	$739,968,083	$754,104,613

See Notes to Financial Statements.

Notes to Financial Statements

JANUARY 31, 2024 (UNAUDITED)

1. Organization

American Century Strategic Asset Allocations, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Strategic Allocation: Moderate Fund (the fund) is one fund in a series issued by the corporation. The fund may invest in varying combinations of other affiliated investment companies such as mutual funds and exchange-traded funds advised by American Century Investments (affiliated funds). The fund will assume the risks associated with the affiliated funds. The fund is an asset allocation fund and its investment objective is to seek the highest level of total return consistent with its asset mix.

The fund offers the Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Income and capital gain distributions, if any, from the affiliated funds are recorded as of the ex-dividend date. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of January 31, 2024.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Affiliated Funds	$23,153	—	—	—	$23,153
Common Stocks	1,502,267	—	—	—	1,502,267
Total Borrowings	$1,525,420	—	—	—	$1,525,420
Gross amount of recognized liabilities for securities lending transactions					$1,525,420
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the affiliated funds.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). The investment advisor will waive the portion of the fund's management fee equal to the expenses attributable to the management fees of the funds advised by American Century Investments in which the fund invests. The amount of this waiver will fluctuate depending on the fund's daily allocation to such funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Directors. During the period ended January 31, 2024, the investment advisor agreed to waive an additional 0.27% of the fund's management fee. The investment advisor expects this waiver to continue until November 30, 2024 and cannot terminate it prior to such date without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended January 31, 2024 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
		Before Waiver	After Waiver
Investor Class	0.90% to 1.10%	1.10%	0.68%
I Class	0.70% to 0.90%	0.90%	0.48%
A Class	0.90% to 1.10%	1.10%	0.68%
C Class	0.90% to 1.10%	1.10%	0.68%
R Class	0.90% to 1.10%	1.10%	0.68%
R5 Class	0.70% to 0.90%	0.90%	0.48%
R6 Class	0.55% to 0.75%	0.75%	0.33%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended January 31, 2024 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $8,421 and $2,437, respectively. The effect of interfund transactions on the Statement of Operations was $28 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended January 31, 2024 totaled $79,787,363, of which $3,679,534 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended January 31, 2024 totaled $127,980,803, of which $1,362,192 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended January 31, 2024		Year ended July 31, 2023
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	790,000,000		790,000,000
Sold	1,257,369	$7,372,873	3,856,387	$22,397,941
Issued in reinvestment of distributions	496,638	2,949,910	2,516,767	13,912,787
Redeemed	(5,606,352)	(33,089,421)	(7,338,775)	(42,538,192)
	(3,852,345)	(22,766,638)	(965,621)	(6,227,464)
I Class/Shares Authorized	380,000,000		380,000,000
Sold	4,001,793	22,837,315	1,945,793	11,573,001
Issued in reinvestment of distributions	154,700	921,179	603,820	3,338,603
Redeemed	(1,112,953)	(6,547,964)	(2,677,123)	(15,393,397)
	3,043,540	17,210,530	(127,510)	(481,793)
A Class/Shares Authorized	670,000,000		670,000,000
Sold	2,094,276	12,095,296	3,895,038	22,398,568
Issued in reinvestment of distributions	462,726	2,739,970	2,506,968	13,802,068
Redeemed	(5,377,745)	(31,010,654)	(8,478,982)	(48,851,789)
	(2,820,743)	(16,175,388)	(2,076,976)	(12,651,153)
C Class/Shares Authorized	160,000,000		160,000,000
Sold	100,119	570,080	289,288	1,611,880
Issued in reinvestment of distributions	17,623	102,185	157,565	840,351
Redeemed	(399,560)	(2,246,919)	(1,093,994)	(6,093,459)
	(281,818)	(1,574,654)	(647,141)	(3,641,228)
R Class/Shares Authorized	90,000,000		90,000,000
Sold	227,742	1,313,427	447,519	2,543,474
Issued in reinvestment of distributions	41,968	246,608	249,074	1,357,800
Redeemed	(398,112)	(2,272,491)	(1,397,652)	(7,879,383)
	(128,402)	(712,456)	(701,059)	(3,978,109)
R5 Class/Shares Authorized	50,000,000		50,000,000
Sold	17,767	103,690	32,546	189,579
Issued in reinvestment of distributions	1,745	10,387	5,968	33,107
Redeemed	(8)	(50)	(2,171)	(12,503)
	19,504	114,027	36,343	210,183
R6 Class/Shares Authorized	295,000,000		295,000,000
Sold	3,550,167	20,788,916	5,288,799	30,336,216
Issued in reinvestment of distributions	305,755	1,809,757	1,227,701	6,786,397
Redeemed	(4,625,704)	(26,656,366)	(3,383,846)	(19,486,631)
	(769,782)	(4,057,693)	3,132,654	17,635,982
Net increase (decrease)	(4,790,046)	$(27,962,272)	(1,349,310)	$(9,133,582)

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Affiliated Funds	$344,265,165	—	—
Common Stocks	140,024,254	$44,116,845	—
U.S. Treasury Securities	—	72,738,812	—
Sovereign Governments and Agencies	—	20,873,132	—
Corporate Bonds	—	17,141,250	—
Collateralized Loan Obligations	—	11,853,983	—
Collateralized Mortgage Obligations	—	1,983,803	—
Asset-Backed Securities	—	1,899,239	—
Preferred Stocks	—	1,669,768	—
U.S. Government Agency Mortgage-Backed Securities	—	766,028	—
Municipal Securities	—	665,041	—
Exchange-Traded Funds	83,131	—	—
Rights	—	1,791	—
Short-Term Investments	43,457,291	37,921,073	—
	$527,829,841	$211,630,765	—
Other Financial Instruments
Futures Contracts	$940,013	$139,081	—
Swap Agreements	—	161,400	—
Forward Foreign Currency Exchange Contracts	—	86,266	—
	$940,013	$386,747	—

Liabilities
Other Financial Instruments
Swap Agreements	—	$397,884	—
Forward Foreign Currency Exchange Contracts	—	99,843	—
	—	$497,727	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $9,019,270.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $23,199,254.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $58,157,386 futures contracts purchased.

Value of Derivative Instruments as of January 31, 2024

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$8,368	Payable for variation margin on swap agreements*	—
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	86,266	Unrealized depreciation on forward foreign currency exchange contracts	$99,843
Interest Rate Risk	Receivable for variation margin on futures contracts*	328,391	Payable for variation margin on futures contracts*	—
		$423,025		$99,843
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended January 31, 2024

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(160,368)	Change in net unrealized appreciation (depreciation) on swap agreements	$183,093
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	158,729	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	272,815
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(1,273,092)	Change in net unrealized appreciation (depreciation) on futures contracts	1,751,019
		$(1,274,731)		$2,206,927

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$643,598,732
Gross tax appreciation of investments	$125,918,590
Gross tax depreciation of investments	(30,056,716)
Net tax appreciation (depreciation) of investments	$95,861,874

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of July 31, 2023, the fund had accumulated short-term capital losses of $(155,873), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

10. Investments in Affiliated Funds

The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. As of period end, the fund owned 26% of the total outstanding shares of American Century Emerging Markets Bond ETF.

11. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended January 31, 2024 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$24,710	—	—	$525	$25,235	541	—	$591
American Century Emerging Markets Bond ETF	8,814	—	—	(45)	8,769	232	—	272
American Century Focused Dynamic Growth ETF(3)	22,640	$2,278	$1,852	1,476	24,542	336	$188	—
American Century Focused Large Cap Value ETF	25,831	261	2,250	243	24,085	388	295	263
American Century Multisector Income ETF	35,616	—	1,032	1,087	35,671	813	(192)	986
American Century Quality Diversified International ETF	31,831	344	5,416	946	27,705	598	(720)	363
American Century Short Duration Strategic Income ETF	4,546	—	—	48	4,594	90	—	135
American Century U.S. Quality Growth ETF	35,799	3,128	5,637	3,636	36,926	470	585	65
American Century U.S. Quality Value ETF	44,414	233	9,062	1,618	37,203	685	974	324
Avantis Emerging Markets Equity ETF(4)	22,722	8,710	1,273	(897)	29,262	537	7	600
Avantis International Equity ETF(4)	31,676	339	4,489	126	27,652	463	(212)	360
Avantis International Small Cap Value ETF	8,141	102	832	(59)	7,352	120	82	108
Avantis U.S. Equity ETF	46,890	665	3,661	291	44,185	539	1,605	351
Avantis U.S. Small Cap Value ETF	9,895	1,414	596	371	11,084	127	41	99
	$353,525	$17,474	$36,100	$9,366	$344,265	5,939	$2,653	$4,517
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Security, or a portion thereof, is on loan.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024(3)	$5.99	0.06	0.13	0.19	(0.07)	—	(0.07)	$6.11	3.27%	0.69%	1.11%	2.16%	1.74%	12%	$237,991
2023	$6.00	0.12	0.20	0.32	(0.11)	(0.22)	(0.33)	$5.99	5.89%	0.69%	1.11%	2.10%	1.68%	25%	$256,440
2022	$7.40	0.10	(0.76)	(0.66)	(0.11)	(0.63)	(0.74)	$6.00	(9.97)%	0.70%	1.12%	1.55%	1.13%	39%	$262,310
2021	$6.25	0.07	1.43	1.50	(0.07)	(0.28)	(0.35)	$7.40	24.69%	0.73%	1.11%	1.01%	0.63%	48%	$332,602
2020	$6.57	0.07	0.46	0.53	(0.08)	(0.77)	(0.85)	$6.25	8.42%	0.84%	1.11%	1.13%	0.86%	99%	$297,963
2019	$7.02	0.09	0.13	0.22	(0.10)	(0.57)	(0.67)	$6.57	4.36%	1.06%	1.11%	1.42%	1.37%	68%	$314,567
I Class
2024(3)	$6.00	0.07	0.13	0.20	(0.08)	—	(0.08)	$6.12	3.37%	0.49%	0.91%	2.36%	1.94%	12%	$75,630
2023	$6.00	0.13	0.21	0.34	(0.12)	(0.22)	(0.34)	$6.00	6.28%	0.49%	0.91%	2.30%	1.88%	25%	$55,900
2022	$7.40	0.12	(0.77)	(0.65)	(0.12)	(0.63)	(0.75)	$6.00	(9.80)%	0.50%	0.92%	1.75%	1.33%	39%	$56,679
2021	$6.25	0.08	1.44	1.52	(0.09)	(0.28)	(0.37)	$7.40	24.93%	0.53%	0.91%	1.21%	0.83%	48%	$71,639
2020	$6.57	0.08	0.46	0.54	(0.09)	(0.77)	(0.86)	$6.25	8.64%	0.64%	0.91%	1.33%	1.06%	99%	$62,820
2019	$7.02	0.11	0.13	0.24	(0.12)	(0.57)	(0.69)	$6.57	4.55%	0.86%	0.91%	1.62%	1.57%	68%	$76,202

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2024(3)	$5.97	0.06	0.13	0.19	(0.07)	—	(0.07)	$6.09	3.15%	0.94%	1.36%	1.91%	1.49%	12%	$255,818
2023	$5.97	0.11	0.20	0.31	(0.09)	(0.22)	(0.31)	$5.97	5.82%	0.94%	1.36%	1.85%	1.43%	25%	$267,677
2022	$7.37	0.09	(0.77)	(0.68)	(0.09)	(0.63)	(0.72)	$5.97	(10.26)%	0.95%	1.37%	1.30%	0.88%	39%	$280,223
2021	$6.22	0.05	1.44	1.49	(0.06)	(0.28)	(0.34)	$7.37	24.48%	0.98%	1.36%	0.76%	0.38%	48%	$342,835
2020	$6.55	0.05	0.46	0.51	(0.07)	(0.77)	(0.84)	$6.22	8.04%	1.09%	1.36%	0.88%	0.61%	99%	$288,517
2019	$7.00	0.08	0.13	0.21	(0.09)	(0.57)	(0.66)	$6.55	4.11%	1.31%	1.36%	1.17%	1.12%	68%	$304,644
C Class
2024(3)	$5.79	0.03	0.12	0.15	(0.04)	—	(0.04)	$5.90	2.66%	1.69%	2.11%	1.16%	0.74%	12%	$13,566
2023	$5.81	0.06	0.21	0.27	(0.07)	(0.22)	(0.29)	$5.79	5.12%	1.69%	2.11%	1.10%	0.68%	25%	$14,930
2022	$7.19	0.03	(0.73)	(0.70)	(0.05)	(0.63)	(0.68)	$5.81	(10.90)%	1.70%	2.12%	0.55%	0.13%	39%	$18,764
2021	$6.10	—(4)	1.39	1.39	(0.02)	(0.28)	(0.30)	$7.19	23.55%	1.73%	2.11%	0.01%	(0.37)%	48%	$28,683
2020	$6.45	0.01	0.45	0.46	(0.04)	(0.77)	(0.81)	$6.10	7.18%	1.84%	2.11%	0.13%	(0.14)%	99%	$39,523
2019	$6.91	0.03	0.12	0.15	(0.04)	(0.57)	(0.61)	$6.45	3.30%	2.06%	2.11%	0.42%	0.37%	68%	$48,515

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2024(3)	$5.91	0.05	0.12	0.17	(0.06)	—	(0.06)	$6.02	2.87%	1.19%	1.61%	1.66%	1.24%	12%	$25,645
2023	$5.91	0.09	0.21	0.30	(0.08)	(0.22)	(0.30)	$5.91	5.65%	1.19%	1.61%	1.60%	1.18%	25%	$25,907
2022	$7.31	0.07	(0.76)	(0.69)	(0.08)	(0.63)	(0.71)	$5.91	(10.56)%	1.20%	1.62%	1.05%	0.63%	39%	$30,086
2021	$6.17	0.03	1.43	1.46	(0.04)	(0.28)	(0.32)	$7.31	24.23%	1.23%	1.61%	0.51%	0.13%	48%	$38,353
2020	$6.51	0.04	0.45	0.49	(0.06)	(0.77)	(0.83)	$6.17	7.77%	1.34%	1.61%	0.63%	0.36%	99%	$35,807
2019	$6.96	0.06	0.13	0.19	(0.07)	(0.57)	(0.64)	$6.51	3.88%	1.56%	1.61%	0.92%	0.87%	68%	$39,114
R5 Class
2024(3)	$6.00	0.07	0.13	0.20	(0.08)	—	(0.08)	$6.12	3.37%	0.49%	0.91%	2.36%	1.94%	12%	$821
2023	$6.00	0.14	0.20	0.34	(0.12)	(0.22)	(0.34)	$6.00	6.27%	0.49%	0.91%	2.30%	1.88%	25%	$688
2022	$7.41	0.09	(0.75)	(0.66)	(0.12)	(0.63)	(0.75)	$6.00	(9.92)%	0.50%	0.92%	1.75%	1.33%	39%	$470
2021	$6.25	0.08	1.45	1.53	(0.09)	(0.28)	(0.37)	$7.41	25.10%	0.53%	0.91%	1.21%	0.83%	48%	$7,768
2020	$6.58	0.08	0.45	0.53	(0.09)	(0.77)	(0.86)	$6.25	8.46%	0.64%	0.91%	1.33%	1.06%	99%	$6,960
2019	$7.03	0.11	0.13	0.24	(0.12)	(0.57)	(0.69)	$6.58	4.56%	0.86%	0.91%	1.62%	1.57%	68%	$7,200

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2024(3)	$5.99	0.07	0.12	0.19	(0.08)	—	(0.08)	$6.10	3.29%	0.34%	0.76%	2.51%	2.09%	12%	$130,496
2023	$5.99	0.14	0.21	0.35	(0.13)	(0.22)	(0.35)	$5.99	6.45%	0.34%	0.76%	2.45%	2.03%	25%	$132,562
2022	$7.39	0.13	(0.77)	(0.64)	(0.13)	(0.63)	(0.76)	$5.99	(9.67)%	0.35%	0.77%	1.90%	1.48%	39%	$113,859
2021	$6.24	0.09	1.44	1.53	(0.10)	(0.28)	(0.38)	$7.39	25.17%	0.38%	0.76%	1.36%	0.98%	48%	$134,426
2020	$6.56	0.09	0.46	0.55	(0.10)	(0.77)	(0.87)	$6.24	8.82%	0.49%	0.76%	1.48%	1.21%	99%	$121,246
2019	$7.01	0.12	0.13	0.25	(0.13)	(0.57)	(0.70)	$6.56	4.72%	0.71%	0.76%	1.77%	1.72%	68%	$95,697

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2024 (unaudited).
(4)Per-share amount was less than $0.005.
* The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
† Ratios for periods less than one year are annualized.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. These portfolio holdings are available on the fund's website at
americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Strategic Asset Allocations, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92641 2403

(b) None.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Strategic Asset Allocations, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	March 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	March 27, 2024

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	March 27, 2024